As filed with the U.S. Securities and Exchange Commission on April 19, 2021

File Nos. 002-77283; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 52 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 144 ☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Victoria Robinson

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Title of Securities Being Registered:    Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2021 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

Prospectus Penn Mutual Variable Life Account III Diversifier II Variable Annuity    May 1, 2021

PROSPECTUS — MAY 1, 2021

Individual Annuity Contracts with Variable Benefit Provisions - Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PO Box 178 Philadelphia, Pennsylvania 19105 • Telephone (800) 523-0650

Overview

This prospectus describes two annuity contracts (“Contracts”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract:

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page);
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out; and,
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Contracts described in this Prospectus are not available in New York.

The U.S. Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency.

You may return your Contract within ten days of receipt for a refund in accordance with applicable state law (you may have longer than ten days to obtain a refund in some states). To return your Contract, simply mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information (“SAI”), dated May 1, 2021, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request—CNN, PO Box 178, Philadelphia, Pennsylvania 19105 or by visiting our web site at www.pennmutual.com or you can call us at 800-523-0650. The SAI contains more information about the Contract. The SAI is filed with the Commission and we incorporate the SAI by reference into this prospectus. The table of contents of the SAI is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying Funds through Penn Mutual Variable Annuity Account III (the “Separate Account”).

2

Penn Series Funds, Inc.	Manager
Money Market Fund	Penn Mutual Asset Management, LLC
Limited Maturity Bond Fund	Penn Mutual Asset Management, LLC
Quality Bond Fund	Penn Mutual Asset Management, LLC
High Yield Bond Fund	Penn Mutual Asset Management, LLC
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Penn Mutual Asset Management, LLC
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Massachusetts Financial Services Company
Large Core Growth Fund	Morgan Stanley Investment Management Inc.
Large Cap Value Fund	Alliance Bernstein, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSGA Funds Management, Inc.
Mid Cap Growth Fund	Ivy Investment Management Company
Mid Cap Value Fund	Janus Capital Management LLC
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSGA Funds Management, Inc.
Developed International Index Fund	SSGA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Penn Mutual Asset Management, LLC
Moderately Aggressive Allocation Fund	Penn Mutual Asset Management, LLC
Moderate Allocation Fund	Penn Mutual Asset Management, LLC
Moderately Conservative Allocation Fund	Penn Mutual Asset Management, LLC
Conservative Allocation Fund	Penn Mutual Asset Management, LLC

A prospectus for Penn Series Funds, Inc. (the “Funds”) accompanies this prospectus.

3

PROSPECTUS CONTENTS

GLOSSARY	6

EXPENSES	8

EXAMPLES OF FEES AND EXPENSES	10

4

5

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.

Contract Anniversary:  Any subsequent anniversary date of the Contract Date. All values determined on a Contract Anniversary are based on the next close of regular trading on the NYSE. To the extent the Contract Anniversary falls on a date other than a business day any value to be determined as of the Contract Anniversary will be determined as of the close of regular trading of the NYSE on the next business day.

Contract Date:  The date the Contract is issued.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

Contract Year:  Each twelve-month period following the Contract Date.

Fixed Interest Account Value:  The value of amounts held under the Variable/Fixed Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

NYSE:  New York Stock Exchange.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

6

Subaccount:  A division of the Separate Account which holds shares of a corresponding Fund.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the NYSE is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

Variable Contract:  The variable annuity contract described in this prospectus.

Variable/Fixed Contract:  The combination variable and fixed annuity contract described in this prospectus.

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

7

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge:
Variable/Fixed Contract	7%	(a)
Variable Contract	5%	(b)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30(c)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None
Total Separate Account Annual Expenses	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. The information is based on data for the year ended December 31, 2020. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.36%	1.30%

(a)

You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8  1/2% of the purchase payments that you allocate to the Separate Account. After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.

(b)

You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this prospectus.

(c)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.

8

The following table provides more specific detail about the total fund operating expenses for each Fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of an Underlying Fund’s average daily net assets) as of December 31, 2020

Fund	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses		Less Expense Waivers; Plus Recapture		Total Fund Operating Expenses (After Expense Waivers/ Recapture)		Expense Limitation(1)
Money Market	0.33%	0.25%	0.03%	0.61%	(2)(3)	0.00%		0.61%	(3)	0.64%
Limited Maturity Bond	0.46%	0.24%	0.00%	0.70%		0.00%		0.70%		0.74%
Quality Bond	0.44%	0.23%	0.00%	0.67%		0.00%		0.67%		0.73%
High Yield Bond	0.46%	0.26%	0.01%	0.73%	(3)	0.00%		0.73%	(3)	0.92%
Flexibly Managed	0.69%	0.19%	0.00%	0.88%		0.00%		0.88%		0.94%
Balanced	0.00%	0.20%	0.48%	0.68%	( [3] )	0.00%		0.68%	( [3] )	0.79%
Large Growth Stock	0.71%	0.24%	0.00%	0.95%		0.00%		0.95%		1.02%
Large Cap Growth	0.55%	0.33%	0.00%	0.88%		0.00%		0.88%		0.89%
Large Core Growth	0.60%	0.25%	0.00%	0.85%		0.00%		0.85%		0.90%
Large Cap Value	0.67%	0.25%	0.01%	0.93%	( [3] )	0.00%		0.93%	( [3] )	0.96%
Large Core Value	0.67%	0.24%	0.00%	0.91%		0.00%		0.91%		0.96%
Index 500	0.13%	0.23%	0.00%	0.36%		0.00%		0.36%		0.42%
Mid Cap Growth	0.70%	0.25%	0.00%	0.95%		0.00%		0.95%		1.00%
Mid Cap Value	0.55%	0.27%	0.00%	0.82%		0.00%		0.82%		0.83%
Mid Core Value	0.69%	0.35%	0.01%	1.05%	(3)	0.00%		1.05%	(3)	1.11%
SMID Cap Growth	0.75%	0.30%	0.00%	1.05%		0.00%		1.05%		1.07%
SMID Cap Value	0.84%	0.33%	0.00%	1.17%		0.00%		1.17%		1.26%
Small Cap Growth	0.73%	0.28%	0.00%	1.01%		0.00%		1.01%		1.13%
Small Cap Value	0.72%	0.30%	0.00%	1.02%		0.00%	(4)	1.02%		1.02%
Small Cap Index	0.30%	0.45%	0.00%	0.75%		0.00%	(4)	0.74%		0.74%
Developed International Index	0.30%	0.59%	0.00%	0.89%		0.00%		0.89%		0.94%
International Equity	0.78%	0.27%	0.00%	1.05%	( [5] )	0.00%		1.05%		1.20%
Emerging Markets Equity	0.87%	0.43%	0.00%	1.30%	(5)	0.00%		1.30%		1.78%
Real Estate Securities	0.70%	0.27%	0.00%	0.97%		0.00%		0.97%		1.02%
Aggressive Allocation	0.12%	0.21%	0.92%	1.25%	(3)	0.00%		1.25%	(3)	0.40%
Moderately Aggressive Allocation	0.12%	0.18%	0.88%	1.18%	(3)	0.00%		1.18%	(3)	0.34%
Moderate Allocation	0.12%	0.18%	0.83%	1.13%	(3)	0.00%		1.13%	(3)	0.34%
Moderately Conservative Allocation	0.12%	0.20%	0.77%	1.09%	(3)	0.00%		1.09%	(3)	0.35%
Conservative Allocation	0.12%	0.21%	0.71%	1.04%	(3)	0.00%		1.04%	(3)	0.38%

(1)

The Funds are subject to an expense limitation agreement under which a portion of each Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of each Fund from exceeding the amounts shown in the table. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses (“AFFE”), service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing, for the Balanced Fund, AFFE shall be included as a direct operating expense of the Fund for purposes of the expense limitation agreement. To the extent Penn Mutual and

9

the Fund’s investment adviser do not have an obligation to waive fees and/or reimburse expenses, Penn Mutual and the Fund’s investment adviser may seek to recapture from the Fund amounts previously waived or reimbursed during the Fund’s preceding three fiscal years, subject to certain limitations. This agreement is expected to continue through April 30, 2022, and may be terminated prior to April 30, 2022 only by a majority vote of the Board of Directors of Penn Series Funds, Inc. for any reason and at any time.
(2)

The Money Market Fund’s Total Fund Operating Expenses were less than the Fund’s Expense Limitation amount shown because the Fund’s investment adviser and Penn Mutual voluntarily waived and/or reimbursed expenses to the extent necessary to maintain the Fund’s net yield at a certain level, as determined by Penn Mutual and the Fund’s investment adviser. Penn Mutual and the Fund’s investment adviser may seek to recapture from the Fund amounts previously waived or reimbursed during the Fund’s preceding three fiscal years, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. During the prior fiscal year, neither the Fund’s investment adviser nor Penn Mutual recaptured any previously waived or reimbursed fees and expenses from the Money Market Fund.

(3)

The Fund’s Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial statements because financial statements reflect only the operating expenses of the Fund and do not include AFFE, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

(4)

During the most recent fiscal year, the Fund’s investment adviser recaptured previously waived fees amounting to approximately 0.01% of the Fund’s average daily net assets. During this same period, the Fund’s investment adviser waived fees in approximately the same amount. The difference in the amounts recaptured and waived was less than 0.01% of the Fund’s average daily net assets and, as a result, is reflected as 0.00% in the Less Expense Waivers; Plus Recapture column in the Underlying Fund Expenses table.

(5)

The Fund’s expense information has been restated to reflect a reduction in the Fund’s Investment Advisory Fee rate, effective May 1, 2020. As such, the Fund’s Total Fund Operating Expenses may not correlate to the expense ratio in the Fund’s financial statements, which reflect the prior Investment Advisory Fee rate.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Variable Contract at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$763	$1,295	$1,879	$2,932
Assuming Minimum Total Annual Fund Expenses	$668	$1,023	$1,401	$1,962

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$263	$808	$1,379	$2,932
Assuming Minimum Total Annual Fund Expenses	$168	$523	$901	$1,962

10

(3)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$910	$1,295	$1,687	$2,932
Assuming Minimum Total Annual Fund Expenses	$822	$1,024	$1,224	$1,962

(4)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$910	$1,295	$1,738	$3,048
Assuming Minimum Total Annual Fund Expenses	$822	$1,024	$1,278	$2,091

Certain Contract charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some underlying Funds may have expense limitation agreements, the operating expenses of the underlying Funds are not guaranteed and may increase or decrease over time.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the SAI.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear in the SAI. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

The Penn Mutual Life Insurance Company is a Pennsylvania mutual life insurance company, chartered in 1847. We are licensed to sell life insurance and annuities in the District of Columbia and all states except New York, and are located at 600 Dresher Road, Horsham, Pennsylvania 19044. Our mailing address is The Penn Mutual Life Insurance Company, PO Box 178, Philadelphia, Pennsylvania 19105.

We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of the Funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

11

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2020 are included in the SAI referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — The Fund is a government money market fund that seeks current income, while preserving capital and liquidity, and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. The Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including relating to maturity, diversification, liquidity and credit quality.

Limited Maturity Bond Fund — The Fund seeks to maximize total return consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. The Fund’s investment adviser follows an actively managed, total-return oriented approach and seeks to invest in securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors.

Quality Bond Fund — The Fund seeks to maximize total return over the long term consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, which are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization, or, if unrated, determined by the Fund’s investment adviser to be of comparably quality. The Fund’s investment adviser follows an actively managed, total-return oriented approach and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors.

High Yield Bond Fund — The Fund seeks to realize high current income by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”) income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by the Fund’s investment adviser.

Flexibly Managed Fund — The Fund seeks to maximize total return (capital appreciation and income) by normally investing at least 50% of its total assets in stocks of established U.S. companies that the Fund believes have above-average potential for capital growth. The remaining assets are generally invested in other securities, such as convertibles, corporate and government debt securities (including mortgage- and asset-backed securities), high yield securities, bank loans and foreign securities, in keeping with the Fund’s objective.

Balanced Fund —The Fund seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with the Fund’s target asset allocation. Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund also may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

12

Large Growth Stock Fund — The Fund seeks to achieve long-term growth of capital and increase of future income by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies (companies with market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase). The Fund invests primarily in common stocks of well established companies the Fund’s sub-adviser believes have long-term growth potential as well as companies that have the ability to pay increasing dividends through strong cash flow.

Large Cap Growth Fund — The Fund seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations (companies with market capitalizations of more than $5 billion at the time of purchase). The Fund invests in the stocks of companies its sub-adviser believes to have above average earnings growth potential compared to other companies based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.

Large Core Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in equity securities of large capitalization U.S. companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The Fund’s sub-adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The sub-adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which may contribute to investment decision-making.

Large Cap Value Fund — The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (ADRs), equity real estate investment trust securities (REITs), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies (companies that have market capitalizations of more than $2 billion at the time of purchase). The Fund primarily invests in common stocks that its sub-adviser deems to be underpriced relative to long-term earnings and for cash flow potential.

Large Core Value Fund — The Fund seeks to achieve total return by investing primarily in value stocks of large capitalization companies (companies that have market capitalizations within the range of companies included in the Russell 1000® Value Index at the time of purchase); however, the Fund will generally consist of stocks with a market capitalization equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. Value stocks are stocks that, in the opinion of the Fund’s sub-adviser, are inexpensive or undervalued relative to the intrinsic value of the company.

Index 500 Fund — The Fund seeks to achieve total return (capital appreciation and income) which corresponds to that of the S&P 500® Index by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the S&P 500® Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.

Mid Cap Growth Fund — The Fund seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Growth Index at the time of purchase). The

13

Fund invests in equity securities of companies that the Fund’s sub-adviser believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures.

Mid Cap Value Fund — The Fund seeks to achieve growth of capital by investing, under normal market circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase). The Fund seeks to invest in the equity securities of high quality companies that the Fund’s sub-adviser believes are trading at a substantial discount to their intrinsic value where there is a strategic plan or event that is expected to both enhance value and narrow the value/price gap.

Mid Core Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies (companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies). The Fund seeks to invest in undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Fund’s sub-adviser believes more accurately reflects the fair value of the company.

SMID Cap Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common stocks of small and medium capitalization U.S. companies (companies that have market capitalizations that fall within the outside range of the market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index at the time of purchase) that the Fund’s sub-adviser believes have specific characteristics indicating high quality and sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. The Fund’s sub-adviser employs a fundamental equity growth investment process that involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management.

SMID Cap Value Fund — The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies (companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $15 billion or the market capitalization of the largest company in the Russell 2500™ Value Index), generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. The Fund invests in companies that are determined by the Fund’s sub-adviser to be undervalued using its fundamental value approach.

Small Cap Growth Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Growth Index at the time of investment. The small capitalization companies in which the Fund invests are selected for their growth potential.

Small Cap Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (measured at the time of purchase) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. The Fund’s sub-adviser employs an equity investment process that involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business

14

characteristics; (2) conducting in-depth company research and assessing overall business quality; (3) considering a wide range of factors as part of the fundamental investment process, which may include integrating environmental, social and governance (“ESG”) factors with traditional fundamental factors; and (4) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team.

Small Cap Index Fund — The Fund seeks to replicate the returns and characteristics of a small cap index by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Russell 2000® Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Russell 2000® Index.

Developed International Index Fund — The Fund seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the MSCI EAFE Index (including American Depositary Receipts and Global Depositary Receipts) and close substitutes (such as index futures contracts) that are designed to track the MSCI EAFE Index.

International Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The Fund’s sub-adviser seeks to identify high-quality growth companies for inclusion in the Fund’s portfolio.

Emerging Markets Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (or equity-linked instruments) of issuers of any capitalization located in emerging market countries. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Real Estate Securities Fund — The Fund seeks to achieve a high total return consistent with reasonable investment risks by investing, under normal circumstances, at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including REITs.

Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (85%-100% of its assets in equity funds and 0%-15% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to stocks, and reflects an aggressive approach.

Moderately Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (70%-100% of its assets in equity funds and 0%-30% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to stocks, and reflects a moderately aggressive approach.

Moderate Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (50%-70% of its assets in equity funds and 30%-50% of its assets in fixed income and money market funds). The

15

portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.

Moderately Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (30%-50% of its assets in equity funds and 50%-70% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a moderately conservative approach.

Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations (20%-40% of its assets in equity funds and 60%-80% of its assets in fixed income and money market funds). The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a conservative approach.

Penn Mutual Asset Management, LLC, Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Penn Mutual Asset Management provides day-to-day investment management for the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Balanced Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, and Conservative Allocation Fund. For the other Funds, Penn Mutual Asset Management has appointed an investment sub-adviser to provide day-to-day management of the Funds. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and Large Growth Stock Funds. Massachusetts Financial Services Company, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Morgan Stanley Investment Management Inc., New York, New York, is investment sub-adviser to the Large Core Growth Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the Large Cap Value Fund and the SMID Cap Value Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. Ivy Investment Management Company, Shawnee Mission, Kansas, is investment sub-adviser to the Mid Cap Growth Fund. Janus Capital Management LLC (“Janus”), Denver, Colorado, is investment sub-adviser to the Mid Cap Value Fund and the Small Cap Growth Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund and SMID Cap Growth Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund and the Emerging Markets Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. SSGA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund statements of additional information.

If the Subaccounts you select for your Contract perform poorly you could lose money, including some or all of the purchase payments made. Each Subaccount invests in an underlying Fund, and a comprehensive discussion of the investment risks of each of the underlying Funds may be found in the prospectus for each of the Funds. Before allocating money to a Subaccount, please read the prospectus for the underlying Fund carefully. You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, PO Box 178, Philadelphia, Pennsylvania 19105. Or, you may call, toll free, 800-523-0650.

16

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Penn Mutual will vote the shares held in the Separate Account in accordance with voting instructions received from Contract Owners and other persons entitled to provide voting instructions. Fund shares for which Contract Owners and other persons entitled to vote have not provided voting instructions and shares owned by Penn Mutual in its general and unregistered separate accounts will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual may vote other than as instructed by Contract Owners and other persons entitled to vote. In such cases, the Contract Owners and such other persons entitled to vote will be advised of that action in the next Fund shareholder report. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the NYSE (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit varies, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account (the “general account”). Unlike the assets in our Separate Account, the assets in our general account are subject to liabilities arising from any of our other business. Our ability to pay general account guarantees, including amounts under the fixed interest account, death benefits and other insurance guarantees is subject to our financial strength and claims paying ability.

Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

17

THE CONTRACTS

The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc.

In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We reserve the right to add, combine, or remove any Subaccounts when permitted by law. We may, with any required approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. In the event of a Fund merger, any future purchase payments will be allocated to the successor or acquiring Fund. In the event of the liquidation of a Fund, you will be required to provide a new allocation to one of the available Funds for future purchase payments. We will notify you of any material contract amendment and any mutual fund substitutions, liquidations, or mergers.

The Contracts are available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under Section 408(b) of the Code in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified contracts).

You may contact us by writing The Penn Mutual Life Insurance Company, PO Box 178, Philadelphia, Pennsylvania 19105, or you may call (800) 523-0650. For contract owners residing in New York, you may contact us at PO Box 170, Philadelphia, Pennsylvania 19105-170, or you may call-(855) 446-7393.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be

18

sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, Rhode Island 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, Massachusetts 01581. We accept a complete application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

What Types of Annuity Payments May I Choose?

You may choose from the following options:

•

An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract) — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

•

A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the Subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, the frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

19

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Fixed Annuity Payments Under a Variable/Fixed Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant’s 85th birthday. If your Contract is issued under a qualified retirement plan, annuity payments must commence not later than the first day of April following the year in which the Annuitant turns the required age under the Code (age 72 effective January 1, 2020).

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract Anniversary.

If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each.

For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant. If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the following paragraphs.

Variable/Fixed Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or

•

the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of the Fixed Interest Account under your Contract.

Similarly, Variable Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

20

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

•

the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies prior to the Annuity Date, we will pay the greater of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual’s service office.

The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment upon request; however, the death benefit payment amount will be invested in the Subaccounts, as allocated by the previous owner, and must be paid out by 12/31 of the 5th year following death.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

For individual retirement annuity (IRA) contracts, if the owner/annuitant of the IRA dies, the Beneficiary is entitled to receive the standard death benefit as described above. The Beneficiary has until December 31st of the year after the calendar year when the owner died to choose the death benefit settlement option. The Beneficiary may delay disbursement for up to ten years. An “eligible designated beneficiary” may “stretch” the IRA by purchasing a new Penn Mutual contract then available. An “eligible designated beneficiary” is the owner’s surviving spouse, minor child (until the child reaches the age of majority, at which time the 10-year rule begins to apply), or an individual who is disabled, chronically ill, or not more than 10 years younger than the IRA owner. A spousal beneficiary may continue the Contract. The death benefit must be distributed in accordance with applicable regulations and tax laws.

For further information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

Variable/Fixed Contracts.  You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts and fixed interest accounts in which you are invested.

21

Variable Contract.  You may transfer amounts from one Subaccount of the Separate Account to another. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts in which you are invested.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. In certain circumstances, such as periods of market volatility, severe weather, and emergencies, you may experience difficulty providing transaction instructions by telephone. We do not guarantee that we will be able to accept transaction instructions via telephone at all times. We also reserve the right to suspend or terminate telephone transaction privileges altogether at any time. We require certain personal identifying information to process a request for transfer made over the telephone. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine.

For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so.

General Information on Market Timing.  The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused by those we do detect. We will notify you of any actions we take to restrict your ability to make transfers.

Frequent Trading Risks.  Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying Funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying Fund. Frequent exchanges may reduce the Fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

The Funds available through the Subaccounts generally cannot detect individual Contract Owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by Contract Owners. We have entered into an agreement with the Funds that requires us to provide the Funds with certain Contract Owner transaction information to enable the Funds to review the Contract Owner transaction activity involving the Funds.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading. We monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your

22

purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected Subaccounts.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal at our Administrative Office. We will pay you within seven days, except in limited circumstances. Please see “Deferment of Payment and Transfers” for more information on these limited circumstances. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•

If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

Systematic Withdrawals.  If you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of Contract Value without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $50. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

23

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the Funds’ Prospectus for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contracts and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g., guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

24

Variable/Fixed Contract.  The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and later	No Charge

Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Free Withdrawals.  Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

Variable Contract.  If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal, or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free

25

withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the Contract Year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract Value:

Contract Year	Percentage
Eighth	25%
Ninth	50%
Tenth	75%

No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.

Other Information.  You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date, and (iii) the disability has continued without interruption for four months.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment in Subaccounts. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account, the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account, or the Seven Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account,

26

interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months’ interest and 6 months’ interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59  1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

27

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations generally applicable to Contracts owned by natural persons. This general summary of federal income tax does not address every issue that may affect you. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  For U.S. federal income tax purposes, you may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. These payments generally will be taxable to the extent the cash value of your Contract exceeds your investment in the Contract. Ordinary income tax rates apply. If you designate a Beneficiary who is either a family member or two or more generations below you, or a person (other than a spouse) more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

Annuity Payments.  The non-taxable portion of an annuity payment generally is determined by multiplying the payment by the ratio of the investment in the Contract (as adjusted for any refund feature) to the expected return under the Contract. The remaining portion is taxed at ordinary income tax rates. Once you have recovered the investment in the Contract, further annuity payments are taxable at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a taxpayer who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). For these purposes, amounts received, other than amounts received from annuities that are part of a qualified retirement plan, are generally considered net investment income. Income from annuities that are part of a qualified retirement plan may be included in adjusted gross income for purposes of determining whether the applicable income thresholds are exceeded.

28

Early Withdrawals.  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made on or after death; or

•	withdrawals attributable to disability, as determined under the Code.

If you receive systematic payments that you intend to qualify for the “substantial equal periodic payments” exception described above, any modification (except due to death or disability) to your systematic payments before the age of 59 1/2 or within five years after the beginning of those payments, whichever is later, will result in the retroactive imposition of the 10% additional income tax and an interest charge. Other exceptions to taxes imposed on early withdrawals in this context may apply, potentially including exceptions that the Internal Revenue Service has provided in connection with the COVID-19 pandemic. You should consult a tax advisor to determine if an early withdrawal will result in the imposition of a 10% penalty tax.

Multiple Contracts.  All nonqualified Contracts that are issued by Penn Mutual to the same Contract Owner during any calendar year are treated as one annuity for purposes of determining the amount includable in such Contract Owner’s taxable income when a taxable distribution (other than an annuity payment) occurs. A Nonqualified Contract is generally a Contract that does not qualify for favorable tax treatment as a qualified plan (described in more detail below), individual retirement annuity (“IRA”), Roth IRA, Simplified Employee Pension IRA, or tax-sheltered annuity.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account in which a Contract invests (underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The funds in which each Subaccount of the Separate Account may invest are owned exclusively by the Separate Account and certain other qualified investors. As a result, the Separate Account expects to be able to look through to the funds’ investments in order to establish that each Subaccount is “adequately diversified”. It is expected that each underlying fund will comply with the diversification requirement applicable to the Subaccounts as though the requirement applied to that underlying fund. Penn Mutual believes that each Separate Account will meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department has indicated that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts

29

without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among as many as 20 subaccounts and make not more than one transfer per 30-day period without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contract are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. It is possible that these differences could result in Contract owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent the owners of the Contract from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contract. It is possible that if regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax consequences of purchasing such a Contract should be considered.

Distribution must generally commence from individual retirement annuities and from Contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains the required age (age 72 effective January 1, 2020). Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Withholding.  Generally, for purposes of a nonqualified annuity or rollover IRA qualified under Section 408(b), unless the Contract Owner elects to the contrary, and properly notifies the Company of that election, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

OTHER INFORMATION

Information Systems, Technology Disruption and Cyber Security Risks.  We rely heavily on interconnected computer systems and digital data to conduct contract activity. As such, contract activity is highly dependent upon the effective operation of internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man-made disasters, criminal activity, pandemics, utility outages and other events beyond our control and are susceptible to

30

operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. Cyberattacks may interfere with contract transaction processing, or cause the release and/or destruction of contract owner or business information including the securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting contracts that result from cyber-attacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.

Information System, Technology Disruption and Cyber Security Policy.  We have established policies, standards, procedures and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability and privacy of contract owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to contract owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and, comprehensive business continuity planning.

Abandoned Property.  Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including escheatment of annuity, life, and other insurance policies) under various circumstances. In addition to the state unclaimed property law, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment it is important that you keep your contract and other information on file with us up to date, including the names, contact and identifying information for owners, insureds, annuitants, payors, beneficiaries and other payees.

Anti-Money Laundering.  Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to take action, including but not limited to, rejecting a premium payment or “freezing” an owner’s account. If these laws apply in a particular situation, absent instructions from the appropriate federal regulator, we would not be allowed to pay any request for surrenders (either full or partial), pay death benefits, continue making payments, or perform money movement requests, including transfers. We may also be required to provide information about you and your Contract to government agencies or departments.

Legal Proceedings.  We, like other life insurance companies, are subject to regulatory and legal proceedings, including lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on the principal underwriter’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, LLC (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its financial professionals. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their financial professionals. HTK is registered as a broker-dealer with the Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose financial professionals are authorized by state insurance and securities departments to solicit applications for the

31

Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Financial professionals may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to financial professionals of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your financial professional may serve you better, this additional compensation may provide Penn Mutual access to marketing benefits such as web site placement, access to financial professional lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the financial professional market the contracts.

Finally, within certain limits imposed by FINRA, financial professionals who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK financial professionals are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your financial professional or broker-dealer to present this Contract rather than other investment options.

Individual financial professionals typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the financial professional and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your financial professional how he/she will be compensated for the transaction.

32

STATEMENT OF ADDITIONAL INFORMATION CONTENTS
VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Valuation Period	B-3
Transaction Valuation	B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3
DISTRIBUTION OF CONTRACTS	B-3
CUSTODIAN	B-4
EXPERTS	B-4
LEGAL MATTERS	B-4
FINANCIAL STATEMENTS	B-4

33

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the SAI.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$22.174	$22.097	$22.254	$22.531	$22.811
Accumulation Unit Value, end of period	$21.951	$22.174	$22.097	$22.254	$22.531
Number of Accumulation Units outstanding, end of period	96,407	113,531	101,574	108,230	127,009

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$23.096	$23.384	$23.676	$23.972	$24.270
Accumulation Unit Value, end of period	$22.811	$23.096	$23.384	$23.676	$23.972
Number of Accumulation Units outstanding, end of period	139,347	138,988	213,004	210,983	238,144

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$17.716	$17.102	$17.078	$17.006	$16.785
Accumulation Unit Value, end of period	$18.136	$17.716	$17.102	$17.078	$17.006
Number of Accumulation Units outstanding, end of period	98,492	84,449	87,375	93,971	105,748

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$16.864	$17.047	$17.276	$17.387	$17.220
Accumulation Unit Value, end of period	$16.785	$16.864	$17.047	$17.276	$17.387
Number of Accumulation Units outstanding, end of period	116,153	146,736	157,772	175,285	180,706

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$45.395	$42.090	$42.651	$41.302	$40.091
Accumulation Unit Value, end of period	$48.611	$45.395	$42.090	$42.651	$41.302
Number of Accumulation Units outstanding, end of period	119,738	130,605	165,975	231,266	245,645

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$40.445	$38.967	$40.664	$39.892	$36.680
Accumulation Unit Value, end of period	$40.091	$40.445	$38.967	$40.664	$39.892
Number of Accumulation Units outstanding, end of period	272,517	305,369	324,876	378,894	420,961

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$105.994	$92.776	$96.138	$90.622	$79.345
Accumulation Unit Value, end of period	$112.546	$105.994	$92.776	$96.138	$90.622
Number of Accumulation Units outstanding, end of period	63,668	67,003	76,106	92,213	102,193

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$83.145	$82.657	$77.563	$68.556	$67.346
Accumulation Unit Value, end of period	$79.345	$83.145	$82.657	$77.563	$68.556
Number of Accumulation Units outstanding, end of period	112,423	121,181	133,053	152,829	171,745

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$383.169	$311.576	$314.017	$276.500	$258.796
Accumulation Unit Value, end of period	$445.884	$383.169	$311.576	$314.017	$276.500
Number of Accumulation Units outstanding, end of period	402,936	444,428	493,301	564,689	629,972

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$249.588	$225.403	$186.641	$164.730	$161.884
Accumulation Unit Value, end of period	$258.796	$249.588	$225.403	$186.641	$164.730
Number of Accumulation Units outstanding, end of period	678,183	742,784	806,707	871,485	970,011

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$21.462	$17.863	$18.626	$16.505	$15.421
Accumulation Unit Value, end of period	$24.326	$21.462	$17.863	$18.626	$16.505
Number of Accumulation Units outstanding, end of period	302,723	351,881	382,850	443,410	471,272

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$15.509	$14.322	$12.422	$11.380	$10.917
Accumulation Unit Value, end of period	$15.421	$15.509	$14.322	$12.422	$11.380
Number of Accumulation Units outstanding, end of period	534,896	576,819	635,820	771,220	875,714

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

Qualified

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$134.846	$104.679	$107.410	$81.675	$81.801
Accumulation Unit Value, end of period	$182.419	$134.846	$104.679	$107.410	$81.675
Number of Accumulation Units outstanding, end of period	129,808	143,877	159,532	192,648	220,322

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$74.952	$70.038	$50.978	$43.470	$44.711
Accumulation Unit Value, end of period	$81.801	$74.952	$70.038	$50.978	$43.470
Number of Accumulation Units outstanding, end of period	244,296	259,028	279,140	301,929	330,608

Non-Qualified

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$133.735	$103.817	$106.525	$81.002	$81.127
Accumulation Unit Value, end of period	$180.915	$133.735	$103.817	$106.525	$81.002
Number of Accumulation Units outstanding, end of period	49,091	61,250	64,982	70,435	74,465

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$74.334	$69.460	$50.558	$43.112	$44.342
Accumulation Unit Value, end of period	$81.127	$74.334	$69.460	$50.558	$43.112
Number of Accumulation Units outstanding, end of period	84,193	84,880	87,902	95,643	109,442

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$23.697	$17.167	$17.267	$13.639	$13.033
Accumulation Unit Value, end of period	$28.585	$23.697	$17.167	$17.267	$13.639
Number of Accumulation Units outstanding, end of period	58,486	74,285	69,715	63,485	71,389

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$13.218	$12.026	$9.893	$9.086	$9.868
Accumulation Unit Value, end of period	$13.033	$13.218	$12.026	$9.893	$9.086
Number of Accumulation Units outstanding, end of period	83,277	96,279	109,163	115,782	149,732

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$24.816	$19.745	$19.335	$14.744	$14.910
Accumulation Unit Value, end of period	$43.010	$24.816	$19.745	$19.335	$14.744
Number of Accumulation Units outstanding, end of period	754,095	861,866	963,174	1,096,408	1,272,118

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$14.848	$13.956	$10.247	$8.934	$9.523
Accumulation Unit Value, end of period	$14.910	$14.848	$13.956	$10.247	$8.934
Number of Accumulation Units outstanding, end of period	1,430,602	1,626,570	1,791,460	1,992,389	2,238,611

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$101.770	$83.419	$91.531	$80.869	$73.362
Accumulation Unit Value, end of period	$102.832	$101.770	$83.419	$91.531	$80.869
Number of Accumulation Units outstanding, end of period	197,388	218,125	250,071	289,704	337,637

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$77.663	$70.647	$53.703	$48.025	$50.878
Accumulation Unit Value, end of period	$73.362	$77.663	$70.647	$53.703	$48.025
Number of Accumulation Units outstanding, end of period	384,689	430,234	472,361	532,423	596,619

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$19.794	$15.454	$16.755	$14.726	$13.611
Accumulation Unit Value, end of period	$20.067	$19.794	$15.454	$16.755	$14.726
Number of Accumulation Units outstanding, end of period	472,711	497,664	552,262	651,428	736,117

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$13.894	$12.642	$9.864	$8.642	$9.133
Accumulation Unit Value, end of period	$13.611	$13.894	$12.642	$9.864	$8.642
Number of Accumulation Units outstanding, end of period	834,075	956,181	1,045,066	1,272,165	1,423,077

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$44.291	$34.219	$36.382	$30.320	$27.528
Accumulation Unit Value, end of period	$51.768	$44.291	$34.219	$36.382	$30.320
Number of Accumulation Units outstanding, end of period	381,888	414,736	470,037	539,117	563,168

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$27.598	$24.674	$18.947	$16.585	$16.503
Accumulation Unit Value, end of period	$27.528	$27.598	$24.674	$18.947	$16.585
Number of Accumulation Units outstanding, end of period	677,463	706,009	779,045	860,272	988,104

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$43.922	$32.233	$32.555	$25.939	$24.680
Accumulation Unit Value, end of period	$64.843	$43.922	$32.233	$32.555	$25.939
Number of Accumulation Units outstanding, end of period	172,061	181,787	209,204	242,528	268,340

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$26.524	$24.529	$18.167	$17.341	$19.039
Accumulation Unit Value, end of period	$24.680	$26.524	$24.529	$18.167	$17.341
Number of Accumulation Units outstanding, end of period	304,801	324,293	350,348	396,648	443,195

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$50.441	$43.641	$52.114	$44.926	$38.813
Accumulation Unit Value, end of period	$43.693	$50.441	$43.641	$52.114	$44.926
Number of Accumulation Units outstanding, end of period	147,853	161,875	185,538	225,477	250,096

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$42.712	$38.049	$28.287	$24.870	$26.869
Accumulation Unit Value, end of period	$38.813	$42.712	$38.049	$28.287	$24.870
Number of Accumulation Units outstanding, end of period	286,839	315,529	346,646	383,882	446,653

PENN SERIES MID CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$31.696	$24.923	$29.026	$26.348	$21.731
Accumulation Unit Value, end of period	$31.802	$31.696	$24.923	$29.026	$26.348
Number of Accumulation Units outstanding, end of period	51,295	52,667	59,128	66,173	76,730

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$22.343	$19.441	$15.242	$13.484	$14.154
Accumulation Unit Value, end of period	$21.731	$22.343	$19.441	$15.242	$13.484
Number of Accumulation Units outstanding, end of period	82,249	102,742	113,289	120,093	154,740

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$29.838	$21.902	$23.469	$18.629	$17.750
Accumulation Unit Value, end of period	$44.883	$29.838	$21.902	$23.469	$18.629
Number of Accumulation Units outstanding, end of period	23,833	21,456	24,741	37,612	39,350

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$18.250	$18.368	$13.021	$11.430	$12.147
Accumulation Unit Value, end of period	$17.750	$18.250	$18.368	$13.021	$11.430
Number of Accumulation Units outstanding, end of period	48,534	49,878	52,181	41,834	43,079

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$24.744	$20.905	$24.953	$22.359	$18.082
Accumulation Unit Value, end of period	$24.790	$24.744	$20.905	$24.953	$22.359
Number of Accumulation Units outstanding, end of period	37,338	47,074	51,126	60,503	60,011

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$19.414	$17.994	$13.204	$11.240	$12.259
Accumulation Unit Value, end of period	$18.082	$19.414	$17.994	$13.204	$11.240
Number of Accumulation Units outstanding, end of period	55,208	68,177	70,014	56,837	72,173

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$56.573	$44.668	$47.434	$38.473	$35.834
Accumulation Unit Value, end of period	$73.792	$56.573	$44.668	$47.434	$38.473
Number of Accumulation Units outstanding, end of period	134,715	152,874	169,242	187,747	222,349

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$36.158	$33.953	$24.984	$23.929	$27.259
Accumulation Unit Value, end of period	$35.834	$36.158	$33.953	$24.984	$23.929
Number of Accumulation Units outstanding, end of period	246,432	278,548	301,527	349,458	403,189

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$80.190	$65.999	$77.605	$70.002	$56.815
Accumulation Unit Value, end of period	$81.046	$80.190	$65.999	$77.605	$70.002
Number of Accumulation Units outstanding, end of period	138,450	154,372	176,281	201,197	225,913

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$60.852	$57.507	$41.914	$36.536	$36.676
Accumulation Unit Value, end of period	$56.815	$60.852	$57.507	$41.914	$36.536
Number of Accumulation Units outstanding, end of period	256,156	287,331	315,071	352,428	409,776

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$22.020	$17.912	$20.466	$18.212	$15.319
Accumulation Unit Value, end of period	$25.954	$22.020	$17.912	$20.466	$18.212
Number of Accumulation Units outstanding, end of period	22,521	25,117	32,123	34,756	26,628

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$16.348	$15.886	$11.645	$10.209	$10.826
Accumulation Unit Value, end of period	$15.319	$16.348	$15.886	$11.645	$10.209
Number of Accumulation Units outstanding, end of period	31,162	42,467	41,329	36,399	53,040

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$12.888	$10.782	$12.706	$10.332	$10.425
Accumulation Unit Value, end of period	$13.717	$12.888	$10.782	$12.706	$10.332
Number of Accumulation Units outstanding, end of period	40,409	43,600	59,040	55,862	54,403

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$10.704	$11.543	$9.653	$8.273	$9.586
Accumulation Unit Value, end of period	$10.425	$10.704	$11.543	$9.653	$8.273
Number of Accumulation Units outstanding, end of period	59,751	62,407	54,192	53,530	63,760

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$60.971	$48.208	$55.724	$42.848	$45.746
Accumulation Unit Value, end of period	$69.205	$60.971	$48.208	$55.724	$42.848
Number of Accumulation Units outstanding, end of period	276,004	307,952	344,126	388,664	454,639

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$44.715	$43.981	$42.025	$35.151	$35.271
Accumulation Unit Value, end of period	$45.746	$44.715	$43.981	$42.025	$35.151
Number of Accumulation Units outstanding, end of period	510,287	565,925	616,580	673,004	765,768

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$11.779	$10.048	$12.329	$9.245	$8.848
Accumulation Unit Value, end of period	$12.846	$11.779	$10.048	$12.329	$9.245
Number of Accumulation Units outstanding, end of period	237,041	257,953	293,093	325,726	388,155

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$10.053	$10.706	$10.964	$9.283	$11.525
Accumulation Unit Value, end of period	$8.848	$10.053	$10.706	$10.964	$9.283
Number of Accumulation Units outstanding, end of period	462,552	515,997	567,077	620,659	708,715

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$40.497	$30.954	$32.717	$30.844	$29.605
Accumulation Unit Value, end of period	$38.701	$40.497	$30.954	$32.717	$30.844
Number of Accumulation Units outstanding, end of period	75,108	84,861	88,933	114,580	132,524

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$28.491	$22.153	$21.751	$18.986	$17.961
Accumulation Unit Value, end of period	$29.605	$28.491	$22.153	$21.751	$18.986
Number of Accumulation Units outstanding, end of period	139,490	145,434	149,228	175,444	178,782

(a)	Penn Series REIT Fund Subaccount prior to May 1, 2011.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$18.877	$15.507	$17.358	$14.637	$13.792
Accumulation Unit Value, end of period	$20.366	$18.877	$15.507	$17.358	$14.637
Number of Accumulation Units outstanding, end of period	32,162	34,677	33,885	41,916	49,189

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$14.191	$13.457	$11.124	$9.754	$10.251
Accumulation Unit Value, end of period	$13.792	$14.191	$13.457	$11.124	$9.754
Number of Accumulation Units outstanding, end of period	45,435	46,752	51,122	35,059	37,282

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$19.531	$16.244	$17.848	$15.369	$14.473
Accumulation Unit Value, end of period	$21.107	$19.531	$16.244	$17.848	$15.369
Number of Accumulation Units outstanding, end of period	62,684	75,783	75,590	106,149	103,578

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$14.825	$14.124	$12.002	$10.695	$11.027
Accumulation Unit Value, end of period	$14.473	$14.825	$14.124	$12.002	$10.695
Number of Accumulation Units outstanding, end of period	82,073	90,426	126,238	92,450	82,825

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$17.378	$14.833	$15.960	$14.176	$13.419
Accumulation Unit Value, end of period	$18.839	$17.378	$14.833	$15.960	$14.176
Number of Accumulation Units outstanding, end of period	144,550	169,721	162,764	141,760	211,492

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$13.663	$13.097	$11.623	$10.610	$10.673
Accumulation Unit Value, end of period	$13.419	$13.663	$13.097	$11.623	$10.610
Number of Accumulation Units outstanding, end of period	203,309	236,068	236,973	295,329	259,248

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$15.712	$13.855	$14.534	$13.380	$12.778
Accumulation Unit Value, end of period	$16.761	$15.712	$13.855	$14.534	$13.380
Number of Accumulation Units outstanding, end of period	132,886	151,664	140,632	148,305	158,247

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$12.967	$12.504	$11.579	$10.826	$10.671
Accumulation Unit Value, end of period	$12.778	$12.967	$12.504	$11.579	$10.826
Number of Accumulation Units outstanding, end of period	161,587	162,633	168,315	173,815	176,546

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2020	2019	2018	2017	2016
Accumulation Unit Value, beginning of period	$13.892	$12.689	$13.024	$12.396	$11.987
Accumulation Unit Value, end of period	$14.684	$13.892	$12.689	$13.024	$12.396
Number of Accumulation Units outstanding, end of period	34,082	35,165	38,795	43,543	24,679

	Year Ended December 31,
	2015	2014	2013	2012	2011
Accumulation Unit Value, beginning of period	$12.128	$11.837	$11.477	$11.018	$10.735
Accumulation Unit Value, end of period	$11.987	$12.128	$11.837	$11.477	$11.018
Number of Accumulation Units outstanding, end of period	22,526	41,347	38,434	38,432	63,551

About The Penn Mutual Life Insurance Company Penn Mutual helps people become stronger. Our expertly crafted life insurance is vital to long-term financial health and strengthens people’s ability to enjoy every day. Working with our trusted network of financial professionals, we take the long view, building customized solutions for individuals, their families, and their businesses. Penn Mutual supports its financial professionals with retirement and investment services through its wholly owned subsidiary Hornor, Townsend & Kent, LLC, member FINRA/SIPC. Visit Penn Mutual at www.pennmutual.com. © 2021 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com PM8669 05/21

STATEMENT OF ADDITIONAL INFORMATION — MAY 1, 2021

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PO Box 178 Philadelphia, Pennsylvania 19105 • Telephone (800) 523-0650

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the current prospectus dated May 1, 2021 for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts (the “Contracts”). The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account”). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Customer Service Group, PO Box 178, Philadelphia, Pennsylvania 19105, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this SAI have the same meaning as the prospectus.

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the Contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

The United States Supreme Court has ruled that life annuity payments under an employer’s retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

plus

The per share value of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period(if applicable).

Where (c) is:

The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange (“NYSE”) is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the NYSE (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

The Company performs all data processing, recordkeeping and other related services with respect to the Contract and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, LLC (“HTK”), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, Pennsylvania 19044. For 2020, 2019, and 2018, the Company paid commissions to HTK of approximately $0, $10,541, and $36,622, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

EXPERTS

The financial statements of the Company as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020, and the financial statements and financial highlights of the Separate Account of the Company as of December 31, 2020 and for the periods indicated, included in this SAI constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear on the following pages. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contract.

The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2020

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1800 2001 Market Street Philadelphia, PA 19103 Telephone (267) 330 3000 Facsimile (267) 330 3300 www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company and the Contract Owners of Penn Mutual Variable Annuity Account III:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Conservative Allocation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Russell 2000 1.5x Strategy Fund, Nova Fund, NASDAQ-100 Fund, Technology Fund, Inverse S&P 500 Strategy Fund, Government Long Bond 1.2x Strategy Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio (constituting Penn Mutual Variable Annuity Account III, hereafter collectively referred to as the “Subaccounts”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

April 7th, 2021

We have served as the auditor of one or more of the Subaccounts in Penn Mutual Variable Annuity Account III since 2004.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
Assets:
Investments at fair value	$131,803,670	$68,800,276	$244,983,905	$121,708,081
Dividends receivable	1,264	—	—	—
Receivable for securities sold	1,734,474	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	1,438,266	5,425,703	2,119,958

Total Net Assets	$133,539,408	$67,362,010	$239,558,202	$119,588,123

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$27,961,269	$13,485,531	$47,675,383	$25,071,227
Diversifier II/Optimizer/Retirement Planner VA	2,116,244	1,786,199	5,820,656	7,165,514
Inflation Protector Variable Annuity	6,456,420	4,798,515	18,279,226	8,105,874
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	9,717,321	6,817,417	18,030,346	8,829,192
Penn Freedom	22,990,508	16,036,453	50,794,750	18,620,766
Smart Foundation Flex	13,057,147	5,247,775	27,539,976	11,507,716
Smart Foundation Plus	25,676,941	9,844,006	30,778,509	18,823,996
Smart Foundation VA	25,563,558	9,346,114	40,578,877	21,393,507
Smart Foundation Advisory VA	—	—	60,479	70,331

Total Net Assets	$133,539,408	$67,362,010	$239,558,202	$119,588,123

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$10.57	$14.26	$21.36	$31.37

Diversifier II/Optimizer/Retirement Planner VA	$21.95	$18.14	$48.61	$112.55

Inflation Protector Variable Annuity	$8.63	$10.04	$12.56	$16.87

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$10.59	$14.42	$21.60	$31.71

Penn Freedom	$9.38	$12.53	$17.86	$29.89

Smart Foundation Flex	$8.84	$10.06	$11.79	$15.70

Smart Foundation Plus	$8.88	$10.11	$11.84	$15.77

Smart Foundation VA	$9.04	$10.29	$12.05	$16.05

Smart Foundation Advisory VA	$10.08	$11.03	$12.18	$12.85

Number of Shares	133,539,408	5,053,414	13,799,436	7,464,927
Cost of Investments	$133,539,408	$63,082,491	$205,008,482	$92,126,154

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund
Assets:
Investments at fair value	$4,466,253,936	$59,916,781	$309,882,851	$38,850,047
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	2,254,996	323,313	957,886	156,487

Total Net Assets	$4,463,998,940	$59,593,468	$308,924,965	$38,693,560

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$627,692,645	$9,505,263	$52,648,901	$7,042,313
Diversifier II/Optimizer/Retirement Planner VA	179,662,623	7,364,119	32,560,839	1,671,797
Inflation Protector Variable Annuity	396,911,074	4,125,553	9,835,256	952,693
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	215,700,671	6,152,928	18,218,879	3,099,461
Penn Freedom	675,103,466	9,505,297	43,045,381	6,845,069
Smart Foundation Flex	529,949,898	6,720,770	29,444,598	4,213,453
Smart Foundation Plus	747,047,609	7,666,976	58,956,490	7,983,397
Smart Foundation VA	1,091,114,961	8,552,562	64,214,621	6,885,377
Smart Foundation Advisory VA	815,993	—	—	—

Total Net Assets	$4,463,998,940	$59,593,468	$308,924,965	$38,693,560

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$73.03	$23.88	$26.21	$27.80

Diversifier II/Optimizer/Retirement Planner VA*	$445.88	$24.33	$363.34	$28.58

Inflation Protector Variable Annuity	$29.00	$22.86	$45.35	$31.82

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$73.84	$24.03	$26.50	$28.06

Penn Freedom	$52.49	$23.73	$37.14	$27.54

Smart Foundation Flex	$25.81	$20.43	$39.76	$29.71

Smart Foundation Plus	$25.93	$20.52	$39.94	$29.84

Smart Foundation VA	$26.40	$20.89	$40.66	$30.38

Smart Foundation Advisory VA	$16.68	$15.25	$23.11	$21.68

Number of Shares	57,883,804	2,185,312	4,327,892	1,266,151
Cost of Investments	$2,298,154,574	$36,612,455	$151,046,986	$22,803,691

*	The accumulated unit value for Diversifier II Non-Qualified in the Large Growth Stock Fund is

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund
Assets:
Investments at fair value	$118,966,290	$89,190,422	$73,154,979	$333,729,035
Dividends receivable	—	—	—	—
Receivable for securities sold	329,601	679,071	407,669	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	788,354

Total Net Assets	$119,295,891	$89,869,493	$73,562,648	$332,940,681

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$18,793,196	$14,051,256	$16,882,212	$48,016,819
Diversifier II/Optimizer/Retirement Planner VA	32,433,511	20,297,920	9,486,015	19,769,726
Inflation Protector Variable Annuity	2,803,386	2,613,704	1,978,772	26,847,000
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	11,448,920	6,343,017	6,570,113	23,420,066
Penn Freedom	13,036,133	21,421,992	16,244,014	60,460,497
Smart Foundation Flex	5,225,814	5,830,214	6,659,217	34,262,476
Smart Foundation Plus	14,893,761	12,149,202	5,873,953	52,646,100
Smart Foundation VA	20,661,170	7,162,188	9,868,352	67,517,997
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$119,295,891	$89,869,493	$73,562,648	$332,940,681

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$42.22	$24.26	$19.70	$32.56

Diversifier II/Optimizer/Retirement Planner VA	$43.01	$102.83	$20.07	$51.77

Inflation Protector Variable Annuity	$50.86	$21.98	$23.25	$33.86

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$42.48	$24.53	$19.82	$32.92

Penn Freedom	$41.96	$23.07	$19.58	$35.20

Smart Foundation Flex	$45.48	$20.28	$22.01	$29.61

Smart Foundation Plus	$45.68	$20.37	$22.11	$29.74

Smart Foundation VA	$46.51	$20.74	$22.51	$30.28

Smart Foundation Advisory VA	$30.18	$13.16	$14.10	$17.66

Number of Shares	2,383,534	2,711,813	3,173,540	10,304,571
Cost of Investments	$52,078,400	$59,620,283	$48,608,867	$195,056,787

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund	SMID Cap Growth Fund
Assets:
Investments at fair value	$139,697,460	$64,096,446	$41,687,994	$76,856,272
Dividends receivable	—	—	—	—
Receivable for securities sold	1,326,431	617,723	5,556	1,157,452

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$141,023,891	$64,714,169	$41,693,550	$78,013,724

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$30,903,234	$11,855,598	$7,820,379	$7,878,113
Diversifier II/Optimizer/Retirement Planner VA	11,156,962	6,460,206	1,631,268	1,069,708
Inflation Protector Variable Annuity	2,426,424	2,720,573	1,838,858	4,098,832
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	11,129,766	4,269,445	3,706,702	4,925,764
Penn Freedom	27,500,728	12,536,079	10,659,043	16,938,538
Smart Foundation Flex	8,075,565	7,718,435	3,058,554	12,438,546
Smart Foundation Plus	29,372,694	11,670,369	6,234,254	11,638,877
Smart Foundation VA	20,458,518	7,483,464	6,744,492	19,025,346
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$141,023,891	$64,714,169	$41,693,550	$78,013,724

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$29.36	$33.14	$30.92	$44.06

Diversifier II/Optimizer/Retirement Planner VA	$64.84	$43.69	$31.80	$44.88

Inflation Protector Variable Annuity	$40.28	$18.25	$25.45	$42.39

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$29.66	$33.50	$31.21	$44.33

Penn Freedom	$47.13	$27.64	$30.64	$43.79

Smart Foundation Flex	$35.29	$16.74	$22.28	$37.54

Smart Foundation Plus	$35.45	$16.81	$22.38	$37.71

Smart Foundation VA	$36.09	$17.12	$22.79	$38.40

Smart Foundation Advisory VA	$25.86	$10.06	$12.49	$24.93

Number of Shares	3,596,631	2,789,404	1,523,330	1,489,380
Cost of Investments	$70,233,836	$55,614,399	$31,914,024	$43,253,168

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Assets:
Investments at fair value	$38,916,057	$91,982,127	$117,985,840	$59,846,825
Dividends receivable	—	—	—	—
Receivable for securities sold	1,479,969	2,030,304	4,477,507	2,770,097

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$40,396,026	$94,012,431	$122,463,347	$62,616,922

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$4,322,602	$23,606,367	$26,467,701	$5,823,196
Diversifier II/Optimizer/Retirement Planner VA	925,603	9,940,830	11,220,880	584,509
Inflation Protector Variable Annuity	4,947,064	1,470,726	4,775,191	6,652,593
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	2,905,954	7,273,082	9,488,973	2,756,005
Penn Freedom	8,434,506	11,713,186	33,373,834	13,173,921
Smart Foundation Flex	4,569,870	5,210,014	9,964,249	9,621,657
Smart Foundation Plus	5,918,758	23,709,941	15,126,395	9,065,801
Smart Foundation VA	8,371,669	11,027,806	12,046,124	14,939,240
Smart Foundation Advisory VA	—	60,479	—	—

Total Net Assets	$40,396,026	$94,012,431	$122,463,347	$62,616,922

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$24.33	$38.93	$54.55	$25.48

Diversifier II/Optimizer/Retirement Planner VA	$24.79	$73.79	$81.05	$25.95

Inflation Protector Variable Annuity	$22.81	$30.13	$25.11	$27.80

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$24.49	$39.36	$55.15	$25.64

Penn Freedom	$24.18	$23.73	$42.32	$25.32

Smart Foundation Flex	$20.98	$29.08	$21.16	$24.26

Smart Foundation Plus	$21.07	$29.21	$21.25	$24.36

Smart Foundation VA	$21.45	$29.74	$21.64	$24.81

Smart Foundation Advisory VA	$11.47	$19.84	$11.98	$14.74

Number of Shares	1,403,615	1,500,119	3,043,324	2,080,296
Cost of Investments	$33,352,940	$55,457,886	$87,758,551	$42,944,131

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
Assets:
Investments at fair value	$53,368,199	$202,974,474	$88,423,318	$86,490,514
Dividends receivable	—	—	—	—
Receivable for securities sold	239,529	—	585,864	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	2,082,799	—	1,279,808

Total Net Assets	$53,607,728	$200,891,675	$89,009,182	$85,210,706

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$5,831,037	$49,304,385	$17,001,021	$15,879,063
Diversifier II/Optimizer/Retirement Planner VA	554,294	19,100,979	3,045,026	2,906,778
Inflation Protector Variable Annuity	6,771,543	8,694,058	5,606,927	7,175,118
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	3,387,862	16,041,746	7,030,045	5,482,634
Penn Freedom	14,037,167	49,300,815	27,737,711	18,253,202
Smart Foundation Flex	7,250,952	14,528,826	8,170,041	8,679,558
Smart Foundation Plus	4,075,882	22,687,198	9,450,566	12,455,469
Smart Foundation VA	11,698,991	21,153,030	10,967,845	14,378,884
Smart Foundation Advisory VA	—	80,638	—	—

Total Net Assets	$53,607,728	$200,891,675	$89,009,182	$85,210,706

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$13.47	$30.78	$12.61	$37.63

Diversifier II/Optimizer/Retirement Planner VA	$13.72	$69.21	$12.85	$38.70

Inflation Protector Variable Annuity	$14.97	$20.52	$12.26	$22.22

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$13.55	$31.12	$12.69	$37.99

Penn Freedom	$13.38	$39.05	$12.53	$37.28

Smart Foundation Flex	$16.00	$19.03	$13.30	$19.75

Smart Foundation Plus	$16.07	$19.12	$13.36	$19.84

Smart Foundation VA	$16.36	$19.46	$13.60	$20.20

Smart Foundation Advisory VA	$13.74	$16.71	$14.38	$12.98

Number of Shares	3,363,095	5,148,428	5,961,767	3,231,350
Cost of Investments	$42,534,270	$122,356,327	$68,625,274	$62,939,799

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund
Assets:
Investments at fair value	$66,717,336	$213,003,959	$271,991,135	$92,084,897
Dividends receivable	—	—	—	—
Receivable for securities sold	39,971	61,666	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	863,615	176,087

Total Net Assets	$66,757,307	$213,065,625	$271,127,520	$91,908,810

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$11,128,364	$39,286,987	$45,941,673	$17,666,464
Diversifier II/Optimizer/Retirement Planner VA	655,012	1,323,072	2,723,137	2,227,314
Inflation Protector Variable Annuity	10,027,728	27,630,778	31,618,504	8,534,350
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	3,820,953	16,775,450	29,729,723	9,732,830
Penn Freedom	9,680,579	44,161,041	52,721,144	17,220,704
Smart Foundation Flex	8,434,840	33,475,578	35,721,245	7,309,795
Smart Foundation Plus	9,325,607	23,331,232	33,422,358	19,013,777
Smart Foundation VA	13,684,224	27,081,487	39,249,736	10,203,576
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$66,757,307	$213,065,625	$271,127,520	$91,908,810

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$19.99	$20.72	$18.49	$16.45

Diversifier II/Optimizer/Retirement Planner VA	$20.37	$21.11	$18.84	$16.76

Inflation Protector Variable Annuity	$21.46	$20.32	$18.26	$15.81

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$20.12	$20.85	$18.61	$16.56

Penn Freedom	$19.87	$20.59	$18.38	$16.35

Smart Foundation Flex	$19.95	$18.89	$17.02	$14.87

Smart Foundation Plus	$20.04	$18.97	$17.10	$14.94

Smart Foundation VA	$20.40	$19.32	$17.41	$15.21

Smart Foundation Advisory VA	$14.40	$14.21	$13.75	$12.96

Number of Shares	2,854,096	8,826,248	12,634,088	4,839,853
Cost of Investments	$45,878,099	$137,456,757	$174,323,028	$70,029,691

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Conservative Allocation Fund	High Income Bond Fund II†	Financial Services Fund†	Health Care Fund†
Assets:
Investments at fair value	$58,564,066	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	545,051	—	—	—

Total Net Assets	$58,019,015	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$13,924,358	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	500,467	—	—	—
Inflation Protector Variable Annuity	4,031,218	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	5,549,356	—	—	—
Penn Freedom	10,824,241	—	—	—
Smart Foundation Flex	2,656,392	—	—	—
Smart Foundation Plus	14,372,254	—	—	—
Smart Foundation VA	6,160,729	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$58,019,015	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$14.41	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$14.68	$—	$—	$—

Inflation Protector Variable Annuity	$13.40	$—	$—	$—

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$14.50	$—	$—	$—

Penn Freedom	$14.33	$—	$—	$—

Smart Foundation Flex	$12.83	$—	$—	$—

Smart Foundation Plus	$12.88	$—	$—	$—

Smart Foundation VA	$13.12	$—	$—	$—

Smart Foundation Advisory VA	$12.26	$—	$—	$—

Number of Shares	3,495,121	—	—	—
Cost of Investments	$49,811,743	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Russell 2000 1.5x Strategy Fund†	Nova Fund†	NASDAQ-100 Fund†	Technology Fund†
Assets:
Investments at fair value	$—	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	—	—	—	—
Penn Freedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$—	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$—	$—	$—	$—

Penn Freedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Smart Foundation Advisory VA	$—	$—	$—	$—

Number of Shares	—	—	—	—
Cost of Investments	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Inverse S&P 500 Strategy Fund†	Government Long Bond 1.2x Strategy Fund†	U.S. Government Money Market Fund†	Utilites Fund†
Assets:
Investments at fair value	$—	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	—	—	—	—
Penn Freedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—
Smart Foundation Advisory VA	—	—	—	—

Total Net Assets	$—	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$—	$—	$—	$—

Penn Freedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Smart Foundation Advisory VA	$—	$—	$—	$—

Number of Shares	—	—	—	—
Cost of Investments	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Equity Income Portfolio II†	International Stock Portfolio†
Assets:
Investments at fair value	$—	$—
Dividends receivable	—	—
Receivable for securities sold	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—
Payable for securities purchased	—	—

Total Net Assets	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—
Inflation Protector Variable Annuity	—	—
Olympia XT Advisor	—	—
Penn Freedom Advisor	—	—
Pennant Select	—	—
Penn Freedom	—	—
Smart Foundation Flex	—	—
Smart Foundation Plus	—	—
Smart Foundation VA	—	—
Smart Foundation Advisory VA	—	—

Total Net Assets	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—

Inflation Protector Variable Annuity	$—	$—

Olympia XT Advisor	$—	$—

Penn Freedom Advisor	$—	$—

Pennant Select	$—	$—

Penn Freedom	$—	$—

Smart Foundation Flex	$—	$—

Smart Foundation Plus	$—	$—

Smart Foundation VA	$—	$—

Smart Foundation Advisory VA	$—	$—

Number of Shares	—	—
Cost of Investments	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Net Investment Income (Loss):
Dividends	$221,504	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	1,502,594	903,410	3,047,931	1,505,854	53,726,842
Contract administration charges	166,526	100,353	335,060	159,957	5,765,542

Net investment income (loss)	(1,447,616)	(1,003,763)	(3,382,991)	(1,665,811)	(59,492,384)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	2,461,442	11,950,096	6,454,491	247,125,054
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	2,461,442	11,950,096	6,454,491	247,125,054
Net change in unrealized gain (loss) of investments	—	(97,889)	6,241,316	1,158,191	430,974,088

Net realized and unrealized gain (loss) on investments	—	2,363,553	18,191,412	7,612,682	678,099,142

Net increase (decrease) in net assets resulting from operations	$(1,447,616)	$1,359,790	$14,808,421	$5,946,871	$618,606,758

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	744,715	3,515,837	455,042	1,154,833	1,080,680
Contract administration charges	73,772	356,132	48,946	96,129	95,923

Net investment income (loss)	(818,487)	(3,871,969)	(503,988)	(1,250,962)	(1,176,603)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	4,821,235	33,615,060	4,048,730	14,535,480	5,284,628
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	4,821,235	33,615,060	4,048,730	14,535,480	5,284,628
Net change in unrealized gain (loss) of investments	3,079,123	52,655,811	3,269,498	36,629,804	(3,698,498)

Net realized and unrealized gain (loss) on investments	7,900,358	86,270,871	7,318,228	51,165,284	1,586,130

Net increase (decrease) in net assets resulting from operations	$7,081,871	$82,398,902	$6,814,240	$49,914,322	$409,527

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	855,528	3,847,953	1,487,638	819,063	506,074
Contract administration charges	85,674	406,920	156,634	83,071	55,431

Net investment income (loss)	(941,202)	(4,254,873)	(1,644,272)	(902,134)	(561,505)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	5,079,842	26,546,451	16,832,500	3,769,357	2,612,130
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	5,079,842	26,546,451	16,832,500	3,769,357	2,612,130
Net change in unrealized gain (loss) of investments	(3,138,562)	26,119,366	31,771,407	(13,405,197)	(2,186,195)

Net realized and unrealized gain (loss) on investments	1,941,280	52,665,817	48,603,907	(9,635,840)	425,935

Net increase (decrease) in net assets resulting from operations	$1,000,078	$48,410,944	$46,959,635	$(10,537,974)	$(135,570)

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	827,317	476,579	992,711	1,426,665	702,488
Contract administration charges	91,234	51,814	101,015	148,338	77,344

Net investment income (loss)	(918,551)	(528,393)	(1,093,726)	(1,575,003)	(779,832)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	9,526,790	1,332,431	7,328,184	8,971,366	3,701,588
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	9,526,790	1,332,431	7,328,184	8,971,366	3,701,588
Net change in unrealized gain (loss) of investments	18,225,449	(689,468)	16,719,302	(7,721,852)	7,418,010

Net realized and unrealized gain (loss) on investments	27,752,239	642,963	24,047,486	1,249,514	11,119,598

Net increase (decrease) in net assets resulting from operations	$26,833,688	$114,570	$22,953,760	$(325,489)	$10,339,766

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	647,842	2,378,197	1,048,088	1,098,597	833,363
Contract administration charges	71,754	246,752	114,988	119,397	91,641

Net investment income (loss)	(719,596)	(2,624,949)	(1,163,076)	(1,217,994)	(925,004)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	994,382	12,492,582	1,438,607	4,949,457	3,673,936
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	994,382	12,492,582	1,438,607	4,949,457	3,673,936
Net change in unrealized gain (loss) of investments	2,578,182	13,355,415	6,834,651	(8,482,456)	1,855,992

Net realized and unrealized gain (loss) on investments	3,572,564	25,847,997	8,273,258	(3,532,999)	5,529,928

Net increase (decrease) in net assets resulting from operations	$2,852,968	$23,223,048	$7,110,182	$(4,750,993)	$4,604,924

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund	High Income Bond Fund II†
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$4,754

Expense:
Mortality and expense risk charges	2,642,936	3,473,639	1,161,356	715,867	650
Contract administration charges	292,152	385,059	126,901	80,126	66

Net investment income (loss)	(2,935,088)	(3,858,698)	(1,288,257)	(795,993)	4,038

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	11,663,590	15,918,380	4,256,178	2,347,829	(2,401)
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	11,663,590	15,918,380	4,256,178	2,347,829	(2,401)
Net change in unrealized gain (loss) of investments	5,634,903	7,264,819	2,338,284	1,394,808	(2,941)

Net realized and unrealized gain (loss) on investments	17,298,493	23,183,199	6,594,462	3,742,637	(5,342)

Net increase (decrease) in net assets resulting from operations	$14,363,405	$19,324,501	$5,306,205	$2,946,644	$(1,304)

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

17

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Financial Services Fund†	Health Care Fund†	Russell 2000 1.5x Strategy Fund†	Nova Fund†	NASDAQ-100 Fund†
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	—	—	—	—
Contract administration charges	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	—	—	—
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

18

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Technology Fund†	Inverse S&P 500 Strategy Fund†	Government Long Bond 1.2x Strategy Fund†	U.S. Government Money Market Fund†	Utilites Fund†
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	—	—	—	—	—
Contract administration charges	—	—	—	—	—

Net investment income (loss)	—	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	—	—	—
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

19

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Equity Income Portfolio II†	International Stock Portfolio†
Net Investment Income (Loss):
Dividends	$1,166	$—

Expense:
Mortality and expense risk charges	953	289
Contract administration charges	96	29

Net investment income (loss)	117	(318)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(26,174)	1,390
Realized gains distributions	—	—

Net realized gain (loss) from investment transactions	(26,174)	1,390
Net change in unrealized gain (loss) of investments	4,067	(1,740)

Net realized and unrealized gain (loss) on investments	(22,107)	(350)

Net increase (decrease) in net assets resulting from operations	$(21,990)	$(668)

†	The Fund held no assets at December 31, 2020 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

20

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Money Market Fund		Limited Maturity Bond Fund		Quality Bond Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,447,616)	$100,393	$(1,003,763)	$(1,071,169)	$(3,382,991)	$(3,264,458)
Net realized gains (losses) from investment transactions	—	—	2,461,442	1,877,921	11,950,096	7,703,592
Net change in unrealized gain (loss) of investments	—	—	(97,889)	1,644,462	6,241,316	11,871,987

Net increase (decrease) in net assets resulting from operations	(1,447,616)	100,393	1,359,790	2,451,214	14,808,421	16,311,121

Variable Annuity Activities:
Purchase payments	11,011,243	9,502,659	2,014,521	4,321,435	7,297,426	8,413,577
Surrender benefits	(48,042,143)	(55,017,328)	(7,637,705)	(12,175,514)	(22,068,277)	(32,585,958)
Net transfers	88,752,055	50,466,615	754,669	5,804,484	25,431,604	14,292,315
Payments for supplementary contracts without life contingency	—	—	—	—	—	(63)
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,113,636)	(781,468)	(611,498)	(646,471)	(2,033,937)	(1,940,618)
Annuity benefits	(2,625,446)	(1,380,531)	(440,734)	(2,213,957)	(2,252,337)	(3,241,824)

Net increase (decrease) in net assets resulting from variable annuity activities	47,982,073	2,789,947	(5,920,747)	(4,910,023)	6,374,479	(15,062,571)

Total increase (decrease) in net assets	46,534,457	2,890,340	(4,560,957)	(2,458,809)	21,182,900	1,248,550
Net Assets:
Beginning of year	87,004,951	84,114,611	71,922,967	74,381,776	218,375,302	217,126,752

End of year	$133,539,408	$87,004,951	$67,362,010	$71,922,967	$239,558,202	$218,375,302

	High Yield Bond Fund		Flexibly Managed Fund		Balanced Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,665,811)	$(1,757,277)	$(59,492,384)	$(56,699,963)	$(818,487)	$(834,531)
Net realized gains (losses) from investment transactions	6,454,491	6,311,730	247,125,054	243,192,621	4,821,235	4,649,173
Net change in unrealized gain (loss) of investments	1,158,191	10,969,817	430,974,088	573,099,204	3,079,123	6,520,105

Net increase (decrease) in net assets resulting from operations	5,946,871	15,524,270	618,606,758	759,591,862	7,081,871	10,334,747

Variable Annuity Activities:
Purchase payments	2,977,876	4,092,786	173,943,764	244,512,176	1,507,819	2,337,591
Surrender benefits	(10,345,877)	(14,494,189)	(273,921,803)	(339,473,351)	(5,050,837)	(6,906,171)
Net transfers	3,179,854	4,730,697	(13,248,138)	69,203,981	(496,649)	4,648
Payments for supplementary contracts without life contingency	0	(101)	—	(505)	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,021,371)	(1,060,103)	(37,591,146)	(35,134,694)	(447,387)	(447,702)
Annuity benefits	(1,635,988)	(1,502,529)	(33,350,991)	(32,261,475)	(1,050,310)	(418,982)

Net increase (decrease) in net assets resulting from variable annuity activities	(6,845,506)	(8,233,439)	(184,168,314)	(93,153,868)	(5,537,364)	(5,430,616)

Total increase (decrease) in net assets	(898,635)	7,290,831	434,438,444	666,437,994	1,544,507	4,904,131
Net Assets:
Beginning of year	120,486,758	113,195,927	4,029,560,496	3,363,122,502	58,048,961	53,144,830

End of year	$119,588,123	$120,486,758	$4,463,998,940	$4,029,560,496	$59,593,468	$58,048,961

The accompanying notes are an integral part of these financial statements.

21

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(3,871,969)	$(3,515,339)	$(503,988)	$(465,859)	$(1,250,962)	$(1,005,452)
Net realized gains (losses) from investment transactions	33,615,060	26,048,626	4,048,730	4,903,549	14,535,480	9,568,328
Net change in unrealized gain (loss) of investments	52,655,811	36,659,837	3,269,498	5,642,085	36,629,804	7,370,755

Net increase (decrease) in net assets resulting from operations	82,398,902	59,193,124	6,814,240	10,079,775	49,914,322	15,933,631

Variable Annuity Activities:
Purchase payments	8,368,724	13,734,828	1,470,951	3,203,300	3,614,159	5,433,600
Surrender benefits	(17,698,176)	(24,554,709)	(2,984,396)	(4,464,109)	(6,108,394)	(8,039,389)
Net transfers	(11,481,155)	(7,197,030)	71,201	(2,571,819)	1,897,254	(4,060,079)
Payments for supplementary contracts without life contingency	—	(324)	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(2,096,648)	(1,945,868)	(286,346)	(256,621)	(499,385)	(403,744)
Annuity benefits	(1,550,028)	(965,402)	(538,955)	(280,137)	(432,815)	(741,307)

Net increase (decrease) in net assets resulting from variable annuity activities	(24,457,283)	(20,928,505)	(2,267,545)	(4,369,386)	(1,529,181)	(7,810,919)

Total increase (decrease) in net assets	57,941,619	38,264,619	4,546,695	5,710,389	48,385,141	8,122,712
Net Assets:
Beginning of year	250,983,346	212,718,727	34,146,865	28,436,476	70,910,750	62,788,038

End of year	$308,924,965	$250,983,346	$38,693,560	$34,146,865	$119,295,891	$70,910,750

	Large Cap Value Fund		Large Core Value Fund		Index 500 Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,176,603)	$(1,396,041)	$(941,202)	$(1,048,527)	$(4,254,873)	$(4,046,805)
Net realized gains (losses) from investment transactions	5,284,628	9,365,892	5,079,842	7,718,504	26,546,451	30,682,843
Net change in unrealized gain (loss) of investments	(3,698,498)	11,361,924	(3,138,562)	11,109,139	26,119,366	43,194,157

Net increase (decrease) in net assets resulting from operations	409,527	19,331,775	1,000,078	17,779,116	48,410,944	69,830,195

Variable Annuity Activities:
Purchase payments	1,153,757	1,306,952	1,556,439	2,959,485	9,719,831	12,648,707
Surrender benefits	(6,993,519)	(14,805,514)	(4,874,750)	(9,875,721)	(21,876,575)	(32,860,089)
Net transfers	(806,308)	(1,521,207)	2,414,786	(3,028,270)	9,109,802	(1,784,574)
Payments for supplementary contracts without life contingency	—	(256)	—	—	—	(179)
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(524,296)	(615,189)	(485,834)	(521,788)	(2,632,435)	(2,493,132)
Annuity benefits	(695,603)	(1,146,505)	(601,890)	(810,104)	(1,814,128)	(4,059,088)

Net increase (decrease) in net assets resulting from variable annuity activities	(7,865,969)	(16,781,719)	(1,991,249)	(11,276,398)	(7,493,505)	(28,548,355)

Total increase (decrease) in net assets	(7,456,442)	2,550,056	(991,171)	6,502,718	40,917,439	41,281,840
Net Assets:
Beginning of year	97,325,935	94,775,879	74,553,819	68,051,101	292,023,242	250,741,402

End of year	$89,869,493	$97,325,935	$73,562,648	$74,553,819	$332,940,681	$292,023,242

The accompanying notes are an integral part of these financial statements.

22

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Mid Cap Growth Fund		Mid Cap Value Fund		Mid Core Value Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,644,272)	$(1,318,077)	$(902,134)	$(1,342,597)	$(561,505)	$(651,618)
Net realized gains (losses) from investment transactions	16,832,500	10,523,505	3,769,357	10,369,004	2,612,130	3,544,026
Net change in unrealized gain (loss) of investments	31,771,407	17,530,924	(13,405,197)	4,139,347	(2,186,195)	7,640,855

Net increase (decrease) in net assets resulting from operations	46,959,635	26,736,352	(10,537,974)	13,165,754	(135,570)	10,533,263

Variable Annuity Activities:
Purchase payments	4,513,216	4,968,703	1,358,183	2,288,021	1,109,084	1,319,443
Surrender benefits	(8,376,643)	(8,680,801)	(4,892,030)	(9,356,901)	(3,175,643)	(5,127,000)
Net transfers	(3,369,122)	6,407,358	(2,069,619)	(14,024,451)	(789,064)	(2,346,763)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(870,977)	(726,681)	(495,806)	(721,146)	(411,040)	(461,322)
Annuity benefits	(484,625)	(718,698)	(618,279)	(417,535)	(314,916)	(500,505)

Net increase (decrease) in net assets resulting from variable annuity activities	(8,588,151)	1,249,881	(6,717,551)	(22,232,012)	(3,581,579)	(7,116,147)

Total increase (decrease) in net assets	38,371,484	27,986,233	(17,255,525)	(9,066,258)	(3,717,149)	3,417,116
Net Assets:
Beginning of year	102,652,407	74,666,174	81,969,694	91,035,952	45,410,699	41,993,583

End of year	$141,023,891	$102,652,407	$64,714,169	$81,969,694	$41,693,550	$45,410,699

	SMID Cap Growth Fund		SMID Cap Value Fund		Small Cap Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(918,551)	$(806,826)	$(528,393)	$(661,133)	$(1,093,726)	$(975,106)
Net realized gains (losses) from investment transactions	9,526,790	5,083,004	1,332,431	2,506,839	7,328,184	6,793,457
Net change in unrealized gain (loss) of investments	18,225,449	11,603,476	(689,468)	5,546,277	16,719,302	9,098,787

Net increase (decrease) in net assets resulting from operations	26,833,688	15,879,654	114,570	7,391,983	22,953,760	14,917,138

Variable Annuity Activities:
Purchase payments	4,024,870	2,364,105	1,155,501	996,179	2,724,678	3,223,975
Surrender benefits	(3,719,128)	(4,879,280)	(2,765,168)	(4,812,931)	(5,084,809)	(7,282,122)
Net transfers	(4,609,920)	(2,370,559)	(1,717,096)	(1,420,600)	(1,072,601)	8,877,513
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(599,659)	(546,109)	(378,801)	(460,290)	(583,422)	(516,667)
Annuity benefits	(184,267)	(236,662)	(130,299)	(314,160)	(572,855)	(309,300)

Net increase (decrease) in net assets resulting from variable annuity activities	(5,088,104)	(5,668,505)	(3,835,863)	(6,011,802)	(4,589,009)	3,993,399

Total increase (decrease) in net assets	21,745,584	10,211,149	(3,721,293)	1,380,181	18,364,751	18,910,537
Net Assets:
Beginning of year	56,268,140	46,056,991	44,117,319	42,737,138	75,647,680	56,737,143

End of year	$78,013,724	$56,268,140	$40,396,026	$44,117,319	$94,012,431	$75,647,680

The accompanying notes are an integral part of these financial statements.

23

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,575,003)	$(2,177,111)	$(779,832)	$(848,851)	$(719,596)	$(824,669)
Net realized gains (losses) from investment transactions	8,971,366	20,291,463	3,701,588	4,369,242	994,382	2,326,592
Net change in unrealized gain (loss) of investments	(7,721,852)	10,777,582	7,418,010	7,966,785	2,578,182	8,170,479

Net increase (decrease) in net assets resulting from operations	(325,489)	28,891,934	10,339,766	11,487,176	2,852,968	9,672,402

Variable Annuity Activities:
Purchase payments	1,921,279	2,921,104	1,164,110	2,253,150	897,897	1,670,951
Surrender benefits	(8,926,490)	(17,887,391)	(3,861,601)	(5,727,253)	(4,070,265)	(6,417,908)
Net transfers	(8,887,710)	(18,680,305)	(2,163,540)	(1,650,688)	(632,951)	(902,985)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(922,430)	(1,262,184)	(567,611)	(619,119)	(553,964)	(629,367)
Annuity benefits	(771,976)	(742,926)	(129,497)	(950,279)	(89,073)	(752,295)

Net increase (decrease) in net assets resulting from variable annuity activities	(17,587,327)	(35,651,702)	(5,558,139)	(6,694,189)	(4,448,356)	(7,031,604)

Total increase (decrease) in net assets	(17,912,816)	(6,759,768)	4,781,627	4,792,987	(1,595,388)	2,640,798
Net Assets:
Beginning of year	140,376,163	147,135,931	57,835,295	53,042,308	55,203,116	52,562,318

End of year	$122,463,347	$140,376,163	$62,616,922	$57,835,295	$53,607,728	$55,203,116

	International Equity Fund		Emerging Markets Equity Fund		Real Estate Securities Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(2,624,949)	$(2,746,504)	$(1,163,076)	$(1,313,902)	$(1,217,994)	$(1,386,056)
Net realized gains (losses) from investment transactions	12,492,582	13,669,148	1,438,607 #	2,494,615	4,949,457	8,390,335
Net change in unrealized gain (loss) of investments	13,355,415	32,973,671	6,834,651 #	12,795,934	(8,482,456)	17,406,638

Net increase (decrease) in net assets resulting from operations	23,223,048	43,896,315	7,110,182 #	13,976,647	(4,750,993)	24,410,917

Variable Annuity Activities:
Purchase payments	3,448,285	5,117,239	1,768,291	2,127,076	2,034,238	3,421,714
Surrender benefits	(13,992,899)	(19,562,551)	(5,560,502)	(9,529,067)	(4,960,006)	(9,540,060)
Net transfers	(3,968,862)	(8,806,489)	(3,247,763)	(2,764,144)	(1,550,770)	(4,031,005)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,489,174)	(1,538,567)	(805,666)	(896,616)	(742,979)	(825,029)
Annuity benefits	(1,125,325)	(1,436,197)	(431,225)	(483,497)	(568,703)	(603,230)

Net increase (decrease) in net assets resulting from variable annuity activities	(17,127,975)	(26,226,565)	(8,276,865)	(11,546,248)	(5,788,220)	(11,577,610)

Total increase (decrease) in net assets	6,095,073	17,669,750	(1,166,683)	2,430,399	(10,539,213)	12,833,307
Net Assets:
Beginning of year	194,796,602	177,126,852	90,175,865	87,745,466	95,749,919	82,916,612

End of year	$200,891,675	$194,796,602	$89,009,182	$90,175,865	$85,210,706	$95,749,919

The accompanying notes are an integral part of these financial statements.

24

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund		Moderately Conservative Allocation Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(925,004)	$(1,005,891)	$(2,935,088)	$(3,298,643)	$(3,858,698)	$(4,247,471)	$(1,288,257)	$(1,330,318)
Net realized gains (losses) from investment transactions	3,673,936	3,896,145	11,663,590	15,958,279	15,918,380	18,573,377	4,256,178	3,699,752
Net change in unrealized gain (loss) of investments	1,855,992	9,920,523	5,634,903	27,063,024	7,264,819	30,165,206	2,338,284	8,649,353

Net increase (decrease) in net assets resulting from operations	4,604,924	12,810,777	14,363,405	39,722,660	19,324,501	44,491,112	5,306,205	11,018,787

Variable Annuity Activities:
Purchase payments	235,116	689,604	2,425,946	3,273,126	2,568,130	4,295,198	1,285,338	2,461,909
Surrender benefits	(4,059,059)	(5,603,242)	(13,020,906)	(21,012,752)	(17,993,784)	(29,313,308)	(6,999,149)	(9,097,029)
Net transfers	(2,057,731)	158,016	(7,917,443)	(4,861,218)	(9,325,025)	(7,938,166)	3,720,663	2,620,762
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(708,123)	(739,597)	(2,181,086)	(2,387,494)	(2,942,309)	(3,146,299)	(837,413)	(828,976)
Annuity benefits	(42,892)	(590,268)	(784,101)	(2,374,436)	(4,254,692)	(2,758,886)	(1,162,291)	(1,083,104)

Net increase (decrease) in net assets resulting from variable annuity activities	(6,632,689)	(6,085,487)	(21,477,590)	(27,362,774)	(31,947,680)	(38,861,461)	(3,992,852)	(5,926,438)

Total increase (decrease) in net assets	(2,027,765)	6,725,290	(7,114,185)	12,359,886	(12,623,179)	5,629,651	1,313,353	5,092,349
Net Assets:
Beginning of year	68,785,072	62,059,782	220,179,810	207,819,924	283,750,699	278,121,048	90,595,457	85,503,108

End of year	$66,757,307	$68,785,072	$213,065,625	$220,179,810	$271,127,520	$283,750,699	$91,908,810	$90,595,457

	Conservative Allocation Fund		High Income Bond Fund II†		Financial Services Fund†		Health Care Fund††
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(795,993)	$(810,860)	$4,038	$3,689	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	2,347,829	2,323,294	(2,401)	2	—	—	—	—
Net change in unrealized gain (loss) of investments	1,394,808	3,361,718	(2,941)	5,899	—	—	—	—

Net increase (decrease) in net assets resulting from operations	2,946,644	4,874,152	(1,304)	9,590	—	—	—	—

Variable Annuity Activities:
Purchase payments	1,237,926	2,364,221	—	—	—	—	—	—
Surrender benefits	(5,339,617)	(8,073,237)	(81,696)	—	—	—	—	—
Net transfers	4,293,067	4,839,238	(580)	(6)	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(461,157)	(469,210)	—	—	—	—	—	—
Annuity benefits	(224,778)	(1,288,052)	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(494,559)	(2,627,040)	(82,276)	(6)	—	—	—	—

Total increase (decrease) in net assets	2,452,085	2,247,112	(83,580)	9,584	—	—	—	—
Net Assets:
Beginning of year	55,566,930	53,319,818	83,580	73,996	—	—	—	—

End of year	$58,019,015	$55,566,930	$—	$83,580	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2019 and 2020 in Account III. The fund is an investment option.

The accompanying notes are an integral part of these financial statements.

25

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Russell 2000 1.5x Strategy Fund†		Nova Fund†		NASDAQ-100 Fund†
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	—	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	—	—
Net transfers	—	—	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—	—	—
Net Assets:
Beginning of year	—	—	—	—	—	—

End of year	$—	$—	$—	$—	$—	$—

	Technology Fund†		Inverse S&P 500 Strategy Fund†		Government Long Bond 1.2x Strategy Fund†
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gains (losses) from investment transactions	—	—	—	—	—	—
Net change in unrealized gain (loss) of investments	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	—	—
Net transfers	—	—	—	—	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—	—	—
Net Assets:
Beginning of year	—	—	—	—	—	—

End of year	$—	$—	$—	$—	$—	$—

†	The Fund held no assets at December 31, 2019 and 2020 in Account III. The fund is an investment option.

The accompanying notes are an integral part of these financial statements.

26

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	U.S. Government Money Market Fund††		Utilities Fund†		Equity Income Portfolio II†
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$—	$(14)	$—	$—	$117	$852
Net realized gains (losses) from investment transactions	—	—	—	—	(26,174)	8,001
Net change in unrealized gain (loss) of investments	—	—	—	—	4,067	17,964

Net increase (decrease) in net assets resulting from operations	—	(14)	—	—	(21,990)	26,817

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	(2,438)	—	—	(113,187)	—
Net transfers	—	—	—	—	(1,967)	(14)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	(40)	—	—	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	(2,478)	—	—	(115,154)	(14)

Total increase (decrease) in net assets	—	(2,492)	—	—	(137,144)	26,803
Net Assets:
Beginning of year	—	2,492	—	—	137,144	110,341

End of year	$—	$—	$—	$—	$—	$137,144

	International Stock Portfolio†
	2020	2019
Operations:
Net investment income (loss)	$(318)	$372
Net realized gains (losses) from investment transactions	1,390	1,539
Net change in unrealized gain (loss) of investments	(1,740)	6,109

Net increase (decrease) in net assets resulting from operations	(668)	8,020

Variable Annuity Activities:
Purchase payments	—	—
Surrender benefits	(37,834)	—
Net transfers	(347)	(5)
Payments for supplementary contracts without life contingency	—	—
Payments for supplementary contracts with life contingency	—	—
Contract administration charges	—	—
Annuity benefits	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(38,181)	(5)

Total increase (decrease) in net assets	(38,849)	8,015
Net Assets:
Beginning of year	38,849	30,834

End of year	$—	$38,849

†	The Fund held no assets at December 31, 2019 and 2020 in Account III. The fund is an investment option.
††	The Fund held no assets at December 31, 2020 in Account III. The fund is an investment option.

The accompanying notes are an integral part of these financial statements.

27

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements — December 31, 2020

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, Inflation Protector, Smart Foundation Flex, Smart Foundation Plus, Smart Foundation VA and Smart Foundation Advisory VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes are in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ significantly with those estimates.

The significant accounting policies of Account III are as follows:

Investments — Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains (losses) are reflected in the Statements of Operations. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

28

Note 2.    Significant Accounting Policies (continued)

For the year ended December 31, 2020, consent dividends in Account III were:

Consent Dividends
Money Market Fund	$0
Limited Maturity Bond Fund	2,272,624
Quality Bond Fund	12,297,670
High Yield Bond Fund	5,090,142
Flexibly Managed Fund	559,275,899
Balanced Fund	13,519,332
Large Growth Stock Fund	25,407,574
Large Cap Growth Fund	4,818,637
Large Core Growth Fund	24,155,052
Large Cap Value Fund	1,009,121
Large Core Value Fund	1,795,403
Index 500 Fund	41,755,544
Mid Cap Growth Fund	16,580,299
Mid Cap Value Fund	686,863
Mid Core Value Fund	686,647
SMID Cap Growth Fund	14,739,536
SMID Cap Value Fund	318,768
Small Cap Growth Fund	4,829,515
Small Cap Value Fund	639,070
Small Cap Index Fund	6,994,064
Developed International Index Fund	1,909,528
International Equity Fund	15,276,463
Emerging Markets Equity Fund	703,795
Real Estate Securities Fund	1,291,021
Aggressive Allocation Fund	8,039,599
Moderately Aggressive Allocation Fund	27,397,967
Moderate Allocation Fund	38,588,794
Moderately Conservative Allocation Fund	10,650,342
Conservative Allocation Fund	5,696,649

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account III satisfies the current requirements of the regulations, and Penn Mutual intends that Account III will continue to meet such requirements.

Fair Value Measurement — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value

29

Note 2.    Significant Accounting Policies (continued)

measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in Account III, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares sold for each fund or portfolio for the period ended December, 31, 2020:

	Purchases	Sales
Money Market Fund	$127,798,181	$81,485,229
Limited Maturity Bond Fund	16,229,173	23,153,682
Quality Bond Fund	48,970,021	45,978,532
High Yield Bond Fund	10,152,830	18,664,147
Flexibly Managed Fund	64,899,838	308,560,543
Balanced Fund	3,214,842	9,570,694
Large Growth Stock Fund	13,933,545	42,262,797
Large Cap Growth Fund	3,190,610	5,962,142
Large Core Growth Fund	15,371,383	18,151,526
Large Cap Value Fund	4,677,756	13,720,329
Large Core Value Fund	6,875,327	9,807,779
Index 500 Fund	21,822,101	33,570,479
Mid Cap Growth Fund	10,902,650	21,135,073
Mid Cap Value Fund	5,648,458	13,268,144
Mid Core Value Fund	3,640,026	7,783,109
SMID Cap Growth Fund	10,062,640	16,069,296
SMID Cap Value Fund	3,954,614	8,318,870
Small Cap Growth Fund	6,268,499	11,951,234
Small Cap Value Fund	7,305,330	26,467,661
Small Cap Index Fund	4,275,983	10,613,954
Developed International Index Fund	2,251,627	7,419,579
International Equity Fund	6,137,212	25,890,137
Emerging Markets Equity Fund	2,911,290	12,351,231
Real Estate Securities Fund	4,992,110	11,998,325
Aggressive Allocation Fund	1,429,838	8,987,530
Moderately Aggressive Allocation Fund	2,962,371	27,375,049
Moderate Allocation Fund	3,724,509	39,530,887
Moderately Conservative Allocation Fund	7,892,458	13,173,567

30

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
Conservative Allocation Fund	$11,296,733	$12,587,285
High Income Bond Fund II	13	83,004
Financial Services Fund	—	—
Health Care Fund	—	—
Russell 2000 1.5x Strategy Fund	—	—
Nova Fund	—	—
NASDAQ-100 Fund	—	—
Technology Fund	—	—
Inverse S&P 500 Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
U.S. Government Money Market Fund	—	—
Utilities Fund	—	—
Equity Income Portfolio II	74	116,276
International Stock Portfolio	9	38,507

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $168,461,848 and $165,054,850 from Account III for mortality and risk expense, contract administration and certain other charges for the years ended December 31, 2020 and 2019. These amounts charged include those assessed through a reduction in unit values as well as those assessed through the redemption of units. Additionally, Penn Series pays Penn Mutual and its affiliates fees for investment advisory and administrative services.

Certain product charges are reflected as a reduction in the unit values. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II / Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%
Inflation Protector Variable Annuity	1.50%	0.15%	2.50%
Smart Foundation Flex	1.50%	0.15%	2.75%
Smart Foundation Plus	1.45%	0.15%	2.75%
Smart Foundation VA	1.25%	0.15%	2.75%
Smart Foundation Advisory VA	0.25%	0.15%	2.50%

Certain product charges are reflected as a redemption of units held by the contract owner. These are as follows:

Products	Annual Contract Charge
Diversifier II / Optimizer	$30 maximum
Commander	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum
Inflation Protector Variable Annuity	If Account Value is < $ 100,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Flex	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value
Smart Foundation Plus	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value
Smart Foundation VA	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value
Smart Foundation Advisory VA	If Account Value is < $50,000, the lesser of $ 40 or 2% of the Account Value

31

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Surrender Charge
Diversifier II / Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Flex	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Plus	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Smart Foundation VA	Maximum charge of 8% of purchase payments received. Charges do not apply after 7 years.
Smart Foundation Advisory VA	Maximum charge of 3% of purchase payments received. Charges do not apply after 3 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Money Market Fund	13,683,412	(8,504,663)	14,058,014	7,685,226	(7,688,668)	8,879,265
Limited Maturity Bond Fund	1,495,828	(1,918,272)	5,677,610	1,539,168	(1,565,137)	6,100,054
Quality Bond Fund	4,030,376	(3,220,924)	15,793,157	2,225,572	(2,238,470)	14,983,705
High Yield Bond Fund	612,851	(925,540)	5,509,822	659,280	(663,047)	5,822,511
Flexibly Managed Fund	4,254,729	(7,656,006)	129,179,375	6,557,624	(6,587,116)	132,580,652
Balanced Fund	180,309	(443,147)	2,649,744	475,616	(439,123)	2,912,582
Large Growth Stock Fund	493,669	(1,343,723)	8,046,618	1,301,135	(1,303,491)	8,896,672
Large Cap Growth Fund	141,442	(229,219)	1,336,836	374,931	(374,531)	1,424,613
Large Core Growth Fund	458,134	(542,480)	2,719,736	557,052	(568,886)	2,804,082
Large Cap Value Fund	268,480	(558,382)	3,309,941	718,471	(722,201)	3,599,843
Large Core Value Fund	404,082	(496,631)	3,582,628	718,442	(719,879)	3,675,177
Index 500 Fund	901,600	(1,081,719)	10,232,981	1,564,390	(1,537,848)	10,413,100
Mid Cap Growth Fund	421,574	(672,008)	3,868,006	603,997	(619,268)	4,118,440
Mid Cap Value Fund	367,961	(593,013)	2,827,907	945,731	(946,025)	3,052,959
Mid Core Value Fund	169,376	(313,898)	1,554,812	328,059	(328,490)	1,699,334
SMID Cap Growth Fund	336,729	(494,894)	1,932,720	444,127	(444,882)	2,090,885
SMID Cap Value Fund	257,492	(416,738)	1,788,307	374,950	(375,863)	1,947,553
Small Cap Growth Fund	311,252	(442,224)	2,832,873	540,192	(541,705)	2,963,845
Small Cap Value Fund	372,355	(911,260)	3,512,979	1,210,077	(1,211,495)	4,051,884
Small Cap Index Fund	269,870	(481,831)	2,489,135	505,841	(510,032)	2,701,096
Developed International Index Fund	194,133	(548,084)	3,646,575	720,372	(723,344)	4,000,526

32

Note 5.    Accumulation Units (continued)

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
International Equity Fund	318,934	(952,044)	7,122,025	1,172,392	(1,180,553)	7,755,135
Emerging Markets Equity Fund	331,679	(1,053,377)	6,938,557	1,399,695	(1,405,106)	7,660,255
Real Estate Securities Fund	237,084	(428,404)	3,232,726	536,288	(540,261)	3,424,046
Aggressive Allocation Fund	97,344	(453,722)	3,292,131	502,250	(502,664)	3,648,509
Moderately Aggressive Allocation Fund	215,488	(1,409,912)	10,672,175	1,806,490	(1,814,602)	11,866,599
Moderate Allocation Fund	254,938	(2,235,786)	15,134,234	2,625,412	(2,634,818)	17,115,082
Moderately Conservative Allocation Fund	579,135	(853,349)	5,822,693	811,271	(793,688)	6,096,907
Conservative Allocation Fund	898,160	(922,276)	4,231,632	851,055	(842,360)	4,255,748
High Income Bond Fund II	—	(3,037)	—	—	—	3,037
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Russell 2000 1.5x Strategy Fund	—	—	—	—	—	—
Nova Fund	—	—	—	—	—	—
NASDAQ-100 Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	289	(289)	—
Utilities Fund	—	—	—	—	—	—
Equity Income Portfolio II	—	(5,490)	—	—	—	5,490
International Stock Portfolio	—	(1,797)	—	—	—	1,797

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2020	December 31, 2020			For the Year or Period ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$8.76 to $22.17	14,058,014	$8.63 to $21.95	$133,539,408	0.19	0.40 to 1.65	-1.4 to - 0.16
Limited Maturity Bond Fund	9.84 to 17.72	5,677,610	10.04 to 18.14	67,362,010	—	0.40 to 1.65	1.96 to 3.24
Quality Bond Fund	11.05 to 45.39	15,793,611	11.79 to 48.61	239,558,202	—	0.40 to 1.65	6.66 to 8
High Yield Bond Fund	12.00 to 105.99	5,509,822	12.85 to 112.55	119,588,123	—	0.40 to 1.65	5.76 to 7.09
Flexibly Managed Fund	14.22 to 383.17	129,181,965	16.68 to 445.88	4,463,998,940	—	0.40 to 1.65	15.9 to 17.36
Balanced Fund	13.34 to 21.46	2,649,797	15.25 to 24.33	59,593,468	—	0.40 to 1.65	12.9 to 14.31
Large Growth Stock Fund	16.94 to 134.85	8,046,618	23.11 to 182.42	308,924,965	—	0.40 to 1.65	34.74 to 36.43
Large Cap Growth Fund	17.82 to 26.49	1,336,836	21.68 to 31.82	38,693,560	—	0.40 to 1.65	20.14 to 21.65
Large Core Growth Fund	17.27 to 29.46	2,719,736	30.18 to 50.86	119,295,891	—	0.40 to 1.65	72.62 to 74.79
Large Cap Value Fund	12.91 to 101.77	3,311,901	13.16 to 102.83	89,869,493	—	0.40 to 1.65	0.64 to 1.91
Large Core Value Fund	13.79 to 23.02	3,582,628	14.1 to 23.25	73,562,648	—	0.40 to 1.65	0.98 to 2.25
Index 500 Fund	14.99 to 44.29	10,235,932	17.66 to 51.77	332,940,681	—	0.40 to 1.65	16.42 to 17.88
Mid Cap Growth Fund	17.37 to 43.92	3,868,006	25.86 to 64.84	141,023,891	—	0.40 to 1.65	47.04 to 48.89
Mid Cap Value Fund	11.52 to 50.44	2,827,907	10.06 to 43.69	64,714,169	—	0.40 to 1.65	-13.72 to -12.64
Mid Core Value Fund	12.34 to 31.70	1,554,812	12.49 to 31.8	41,693,550	—	0.40 to 1.65	-0.07 to 1.19
SMID Cap Growth Fund	16.43 to 29.84	1,932,720	24.93 to 44.88	78,013,724	—	0.40 to 1.65	49.82 to 51.7
SMID Cap Value Fund	11.35 to 24.74	1,788,307	11.47 to 24.79	40,396,026	—	0.40 to 1.65	-0.22 to 1.04

33

Note 6.    Financial Highlights (continued)

	January 1, 2020	December 31, 2020			For the Year or Period ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Small Cap Growth Fund	$15.08 to $56.57	2,832,873	$19.84 to $73.79	$94,012,431	—	0.40 to 1.65	29.92 to 31.55
Small Cap Value Fund	11.75 to 80.19	3,514,056	11.98 to 81.05	122,463,347	—	0.40 to 1.65	0.66 to 1.93
Small Cap Index Fund	12.40 to 23.68	2,489,135	14.74 to 27.8	62,616,922	—	0.40 to 1.65	17.4 to 18.87
Developed International Index Fund	12.60 to 15.40	3,646,575	13.38 to 16.36	53,607,728	—	0.40 to 1.65	6.01 to 7.35
International Equity Fund	14.60 to 60.97	7,122,025	16.71 to 69.21	200,891,675	—	0.40 to 1.65	13.05 to 14.47
Emerging Markets Equity Fund	11.29 to 13.07	6,938,370	12.26 to 14.38	89,009,182	—	0.40 to 1.65	8.62 to 9.99
Real Estate Securities Fund	13.47 to 40.50	3,232,726	12.98 to 38.7	85,210,706	—	0.40 to 1.65	-4.81 to -3.62
Aggressive Allocation Fund	13.23 to 19.97	3,292,131	14.4 to 21.46	66,757,307	—	0.40 to 1.65	7.46 to 8.81
Moderately Aggressive Allocation Fund	13.04 to 19.53	10,672,175	14.21 to 21.11	213,065,625	—	0.40 to 1.65	7.64 to 8.99
Moderate Allocation Fund	12.58 to 17.38	15,134,234	13.75 to 18.84	271,127,520	—	0.40 to 1.65	7.97 to 9.33
Moderately Conservative Allocation Fund	12.05 to 15.71	5,822,693	12.96 to 16.76	91,908,810	—	0.40 to 1.65	6.25 to 7.59
Conservative Allocation Fund	11.50 to 13.89	4,231,632	12.26 to 14.68	58,019,015	—	0.40 to 1.65	5.28 to 6.6
High Income Bond Fund II	26.56 to 27.52	—	0 to 0	—	6.74	1.40 to 1.60	0 to 0
Financial Services Fund	13.82 to 14.32	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Health Care Fund	34.31 to 35.54	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Russell 2000 1.5x Strategy Fund	27.76 to 28.76	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Nova Fund	33.04 to 34.23	—	0 to 0	—	—	1.40 to 1.60	0 to 0
NASDAQ-100 Fund	46.76 to 48.44	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Technology Fund	33.26 to 34.45	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Inverse S&P 500 Strategy Fund	1.23 to 1.28	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Government Long Bond 1.2x Strategy Fund	22.59 to 23.40	—	0 to 0	—	—	1.40 to 1.60	0 to 0
U.S. Government Money Market Fund	8.57 to 8.88	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Utilities Fund	24.87 to 25.76	—	0 to 0	—	—	1.40 to 1.60	0 to 0
Equity Income Portfolio II	24.45 to 24.98	—	0 to 0	—	1.14	1.40 to 1.60	0 to 0
International Stock Portfolio	20.87 to 21.62	—	0 to 0	—	—	1.40 to 1.60	0 to 0

	January 1, 2019	December 31, 2019			For the Year or Period ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$8.76 to $22.10	8,879,265	$8.76 to $22.17	$87,004,951	1.59	0.40 to 1.65	(0.05) to 1.21
Limited Maturity Bond Fund	9.54 to 17.10	6,100,054	9.84 to 17.72	71,922,967	—	0.40 to 1.65	3.18 to 4.48
Quality Bond Fund	10.29 to 42.09	14,983,705	11.05 to 45.39	218,375,302	—	0.40 to 1.65	7.42 to 8.77
High Yield Bond Fund	10.41 to 92.78	5,822,511	12.00 to 105.99	120,486,758	—	0.40 to 1.65	13.79 to 15.22
Flexibly Managed Fund	11.46 to 311.58	132,580,652	14.22 to 383.17	4,029,560,496	—	0.40 to 1.65	22.49 to 24.03
Balanced Fund	11.01 to 17.86	2,912,582	13.34 to 21.46	58,048,961	—	0.40 to 1.65	19.67 to 21.17
Large Growth Stock Fund	13.04 to 104.68	8,896,672	16.94 to 134.85	250,983,346	—	0.40 to 1.65	28.3 to 29.92
Large Cap Growth Fund	12.80 to 19.27	1,424,613	17.82 to 26.49	34,146,865	—	0.40 to 1.65	37.49 to 39.22
Large Core Growth Fund	13.62 to 23.54	2,804,082	17.27 to 29.46	70,910,750	—	0.40 to 1.65	25.18 to 26.76
Large Cap Value Fund	10.49 to 83.42	3,599,843	12.91 to 101.77	97,325,935	—	0.40 to 1.65	21.51 to 23.04
Large Core Value Fund	10.67 to 18.05	3,675,177	13.79 to 23.02	74,553,819	—	0.40 to 1.65	27.57 to 29.18
Index 500 Fund	11.48 to 34.22	10,413,100	14.99 to 44.29	292,023,242	—	0.40 to 1.65	28.92 to 30.54
Mid Cap Growth Fund	12.64 to 32.23	4,118,440	17.37 to 43.92	102,652,407	—	0.40 to 1.65	35.72 to 37.43
Mid Cap Value Fund	9.88 to 43.64	3,052,959	11.52 to 50.44	81,969,694	—	0.40 to 1.65	15.12 to 16.57
Mid Core Value Fund	9.62 to 24.92	1,699,334	12.34 to 31.70	45,410,699	—	0.40 to 1.65	26.67 to 28.26
SMID Cap Growth Fund	11.96 to 21.90	2,090,885	16.43 to 29.84	56,268,140	—	0.40 to 1.65	35.69 to 37.4
SMID Cap Value Fund	9.51 to 20.90	1,947,553	11.35 to 24.74	44,117,319	—	0.40 to 1.65	17.9 to 19.38
Small Cap Growth Fund	11.81 to 44.67	2,963,845	15.08 to 56.57	75,647,680	—	0.40 to 1.65	26.14 to 27.73
Small Cap Value Fund	9.59 to 66.00	4,051,884	11.75 to 80.19	140,376,163	—	0.40 to 1.65	21.02 to 22.54
Small Cap Index Fund	10.00 to 19.34	2,701,096	12.40 to 23.68	57,835,295	—	0.40 to 1.65	22.45 to 23.98
Developed International Index Fund	10.56 to 12.90	4,000,526	12.60 to 15.40	55,203,116	—	0.40 to 1.65	19.05 to 20.55
International Equity Fund	11.44 to 48.21	7,755,135	14.60 to 60.97	194,796,602	—	0.40 to 1.65	25.97 to 27.55

34

Note 6.    Financial Highlights (continued)

	January 1, 2019	December 31, 2019			For the Year or Period ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Emerging Markets Equity Fund	$9.67 to $11.06	7,660,255	$11.29 to $13.07	$90,175,865	—	0.40 to 1.65	16.76 to 18.23
Real Estate Securities Fund	10.21 to 30.95	3,424,046	13.47 to 40.50	95,749,919	—	0.40 to 1.65	30.31 to 31.95
Aggressive Allocation Fund	10.78 to 16.47	3,648,509	13.23 to 19.97	68,785,072	—	0.40 to 1.65	21.24 to 22.77
Moderately Aggressive Allocation Fund	10.75 to 16.24	11,866,599	13.04 to 19.53	220,179,810	—	0.40 to 1.65	19.75 to 21.26
Moderate Allocation Fund	10.64 to 14.83	17,115,082	12.58 to 17.38	283,750,699	—	0.40 to 1.65	16.69 to 18.16
Moderately Conservative Allocation Fund	10.53 to 13.85	6,096,907	12.05 to 15.71	90,595,457	—	0.40 to 1.65	12.95 to 14.37
Conservative Allocation Fund	10.41 to 12.69	4,255,748	11.50 to 13.89	55,566,930	—	0.40 to 1.65	9.05 to 10.42
High Income Bond Fund II	23.57 to 24.36	3,037	26.56 to 27.52	83,580	5.99	1.40 to 1.60	12.73 to 12.95
Financial Services Fund	10.97 to 11.34	—	13.82 to 14.32	—	—	1.40 to 1.60	26.04 to 26.3
Health Care Fund	28.44 to 29.40	—	34.31 to 35.54	—	—	1.40 to 1.60	20.62 to 20.86
Russell 2000 1.5x Strategy Fund	20.84 to 21.54	—	27.76 to 28.76	—	—	1.40 to 1.60	33.22 to 33.48
Nova Fund	23.15 to 23.93	—	33.04 to 34.23	—	—	1.40 to 1.60	42.74 to 43.03
NASDAQ-100 Fund	34.72 to 35.89	—	46.76 to 48.44	—	—	1.40 to 1.60	34.69 to 34.96
Technology Fund	24.18 to 25.00	—	33.26 to 34.45	—	—	1.40 to 1.60	37.53 to 37.8
Inverse S&P 500 Strategy Fund	1.63 to 1.68	—	1.23 to 1.28	—	—	1.40 to 1.60	(24.14) to (23.98)
Government Long Bond 1.2x Strategy Fund	19.65 to 20.32	—	22.59 to 23.40	—	—	1.40 to 1.60	14.93 to 15.16
U.S. Government Money Market Fund	8.64 to 8.93	—	8.57 to 8.88	—	0.93	1.40 to 1.60	(0.73) to (0.53)
Utilities Fund	21.23 to 21.95	—	24.87 to 25.76	—	—	1.40 to 1.60	17.13 to 17.36
Equity Income Portfolio II	19.71 to 20.10	5,490	24.45 to 24.98	137,144	2.08	1.40 to 1.60	24.04 to 24.29
International Stock Portfolio	16.60 to 17.16	1,797	20.87 to 21.62	38,849	2.46	1.40 to 1.60	25.74 to 26

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$8.86 to $22.25	8,553,864	$8.76 to $22.10	$84,114,611	0.58	0.40 to 1.65	(2.71) to 0.15
Limited Maturity Bond Fund	9.56 to 17.08	6,378,460	9.54 to 17.10	74,381,776	—	0.40 to 1.65	(0.24) to 1.09
Quality Bond Fund	10.41 to 42.65	15,658,204	10.29 to 42.09	217,126,752	—	0.40 to 1.65	(0.19) to 1.91
High Yield Bond Fund	10.70 to 96.14	6,040,467	10.41 to 92.78	113,195,927	—	0.40 to 1.65	(2.81) to 2.38
Flexibly Managed Fund	11.45 to 314.02	131,017,725	11.46 to 311.58	3,363,122,502	—	0.40 to 1.65	(0.19) to 12.69
Balanced Fund	11.38 to 18.63	3,182,370	11.01 to 17.86	53,144,830	—	0.40 to 1.65	(3.65) to 8.22
Large Growth Stock Fund	13.26 to 107.41	9,876,766	13.04 to 104.68	212,718,727	—	0.40 to 1.65	(2.92) to 28.17
Large Cap Growth Fund	12.77 to 19.46	1,644,256	12.80 to 19.27	28,436,476	—	0.40 to 1.65	(0.45) to 25.87
Large Core Growth Fund	13.23 to 23.14	3,129,357	13.62 to 23.54	62,788,038	—	0.40 to 1.65	1.92 to 33.92
Large Cap Value Fund	11.41 to 91.53	4,264,226	10.49 to 83.42	94,775,879	—	0.40 to 1.65	(8.81) to 3.15
Large Core Value Fund	11.47 to 19.64	4,297,923	10.67 to 18.05	68,051,101	—	0.40 to 1.65	(7.47) to 4.94
Index 500 Fund	12.10 to 36.38	11,457,818	11.48 to 34.22	250,741,402	—	0.40 to 1.65	(5.91) to 12.86
Mid Cap Growth Fund	12.66 to 32.55	4,026,928	12.64 to 32.23	74,666,174	—	0.40 to 1.65	(1.13) to 24.26
Mid Cap Value Fund	11.70 to 52.11	3,881,245	9.88 to 43.64	91,035,952	—	0.40 to 1.65	(16.26) to (2.86)
Mid Core Value Fund	11.11 to 29.03	1,969,306	9.62 to 24.92	41,993,583	—	0.40 to 1.65	(13.97) to (5.41)
SMID Cap Growth Fund	12.71 to 23.47	2,310,880	11.96 to 21.90	46,056,991	—	0.40 to 1.65	(6.65) to 17.57
SMID Cap Value Fund	11.26 to 24.95	2,226,658	9.51 to 20.90	42,737,138	—	0.40 to 1.65	(16.07) to (6.50)
Small Cap Growth Fund	12.43 to 47.43	2,794,022	11.81 to 44.67	56,737,143	—	0.40 to 1.65	(5.82) to 16.10
Small Cap Value Fund	11.18 to 77.6	5,095,082	9.59 to 66.00	147,135,931	—	0.40 to 1.65	(14.73) to (5.72)
Small Cap Index Fund	11.33 to 22.19	3,036,456	10.00 to 19.34	53,042,308	—	0.40 to 1.65	(12.53) to (1.65)
Developed International Index Fund	12.40 to 15.23	4,584,738	10.56 to 12.90	52,562,318	—	0.40 to 1.65	(14.94) to 4.36
International Equity Fund	13.12 to 55.72	8,795,822	11.44 to 48.21	177,126,852	—	0.40 to 1.65	(13.34) to 12.51
Emerging Markets Equity Fund	11.91 to 13.45	8,737,406	9.67 to 11.06	87,745,466	—	0.40 to 1.65	(19.25) to 8.69
Real Estate Securities Fund	10.70 to 32.72	3,780,746	10.21 to 30.95	82,916,612	—	0.40 to 1.65	(4.04) to 0.36
Aggressive Allocation Fund	11.96 to 18.52	3,994,162	10.78 to 16.47	62,059,782	—	0.40 to 1.65	(10.54) to 5.94
Moderately Aggressive Allocation Fund	11.71 to 17.85	13,402,575	10.75 to 16.24	207,819,924	—	0.40 to 1.65	(8.71) to 5.69
Moderate Allocation Fund	11.35 to 15.96	19,581,119	10.64 to 14.83	278,121,048	—	0.40 to 1.65	(6.58) to 4.64

35

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Moderately Conservative Allocation Fund	$10.95 to $14.53	6,499,020	$10.53 to $13.85	$85,503,108	—	0.40 to 1.65	(3.97) to 3.55
Conservative Allocation Fund	10.60 to 13.02	4,436,618	10.41 to 12.69	53,319,818	—	0.40 to 1.65	(1.73) to 2.36
High Income Bond Fund II	24.76 to 25.55	3,037	23.57 to 24.36	73,996	7.93	1.40 to 1.60	0.16 to 0.57
Financial Services Fund	12.70 to 13.11	—	10.97 to 11.34	—	—	1.40 to 1.60	(1.81) to (1.42)
Health Care Fund	28.55 to 29.45	—	28.44 to 29.40	—	—	1.40 to 1.60	20.47 to 20.95
Russell 2000 1.5x Strategy Fund	26.33 to 27.16	—	20.84 to 21.54	—	—	1.40 to 1.60	(6.52) to (6.14)
Nova Fund	26.23 to 27.06	—	23.15 to 23.93	—	—	1.40 to 1.60	14.45 to 14.91
NASDAQ-100 Fund	35.93 to 37.07	—	34.72 to 35.89	—	—	1.40 to 1.60	24.69 to 25.19
Technology Fund	24.95 to 25.74	—	24.18 to 25.00	—	—	1.40 to 1.60	26.53 to 27.04
Inverse S&P 500 Strategy Fund	1.59 to 1.64	—	1.63 to 1.68	—	—	1.40 to 1.60	(16.78) to (16.45)
Government Long Bond 1.2x Strategy Fund	21.09 to 21.76	—	19.65 to 20.32	—	—	1.40 to 1.60	0.52 to 0.92
U.S. Government Money Market Fund	8.72 to 9.00	289	8.64 to 8.93	2,492	0.55	1.40 to 1.60	(2.57) to (2.18)
Utilities Fund	20.79 to 21.45	—	21.23 to 21.95	—	—	1.40 to 1.60	11.58 to 12.03
Equity Income Portfolio II	22.18 to 22.57	5,490	19.71 to 20.10	110,341	1.79	1.40 to 1.60	1.22 to 1.62
International Stock Portfolio	19.66 to 20.28	1,797	16.60 to 17.16	30,834	1.35	1.40 to 1.60	6.26 to 6.68

	January 1, 2017	December 31, 2017			For the Year ended December 31, 2017****
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.01 to $22.53	6,523,638	$8.86 to $22.25	$65,675,436	0.01	0.40 to 1.65	(1.62) to (0.19)
Limited Maturity Bond Fund	9.56 to 17.01	6,863,882	9.56 to 17.08	80,748,443	—	0.40 to 1.65	0.02 to 0.42
Quality Bond Fund	10.18 to 41.30	17,326,308	10.41 to 42.65	247,943,135	—	0.40 to 1.65	1.46 to 3.27
High Yield Bond Fund	12.84 to 90.62	6,415,415	10.70 to 96.14	128,713,017	—	0.40 to 1.65	2.53 to 6.09
Flexibly Managed Fund	16.27 to 276.50	131,680,151	11.45 to 314.02	3,541,185,939	—	0.40 to 1.65	5.38 to 13.57
Balanced Fund	14.08 to 16.51	3,418,783	11.38 to 18.63	59,953,230	—	0.40 to 1.65	6.93 to 12.85
Large Growth Stock Fund	11.81 to 81.67	10,539,933	13.26 to 107.41	232,159,801	—	0.40 to 1.65	11.88 to 31.51
Large Cap Growth Fund	13.24 to 15.43	1,725,751	12.77 to 19.46	30,020,704	—	0.40 to 1.65	11.26 to 26.60
Large Core Growth Fund	14.50 to 17.72	3,348,727	13.23 to 23.14	65,578,045	—	0.40 to 1.65	14.25 to 31.14
Large Cap Value Fund	16.21 to 80.87	4,789,719	11.41 to 91.53	117,987,139	—	0.40 to 1.65	6.72 to 13.18
Large Core Value Fund	14.48 to 17.33	4,848,393	11.47 to 19.64	83,193,011	—	0.40 to 1.65	9.5 to 13.78
Index 500 Fund	17.62 to 30.32	12,153,473	12.10 to 36.38	285,275,020	—	0.40 to 1.65	10.80 to 20.00
Mid Cap Growth Fund	11.81 to 25.94	4,245,080	12.66 to 32.55	79,843,705	—	0.40 to 1.65	12.17 to 25.50
Mid Cap Value Fund	17.49 to 44.93	4,060,338	11.70 to 52.11	117,476,449	—	0.40 to 1.65	6.31 to 16.00
Mid Core Value Fund	18.76 to 26.35	2,154,550	11.11 to 29.03	53,998,336	—	0.40 to 1.65	6.39 to 10.16
SMID Cap Growth Fund	15.83 to 18.63	2,295,943	12.71 to 23.47	49,420,895	—	0.40 to 1.65	10.44 to 25.98
SMID Cap Value Fund	19.22 to 22.36	2,343,536	11.26 to 24.95	54,110,869	—	0.40 to 1.65	10.28 to 11.60

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Small Cap Growth Fund	$12.47 to $38.47	2,776,564	$12.43 to $47.43	$61,248,879	—	0.40 to 1.65	9.67 to 23.29
Small Cap Value Fund	18.57 to 70.00	5,286,538	11.18 to 77.6	184,728,300	—	0.40 to 1.65	8.84 to 10.86
Small Cap Index Fund	17.29 to 19.82	3,034,031	11.33 to 22.19	60,799,767	—	0.40 to 1.65	7.67 to 12.38
Developed International Index Fund	10.16 to 12.40	4,675,582	12.40 to 15.23	63,033,852	—	0.40 to 1.65	8.59 to 22.98
International Equity Fund	11.97 to 42.85	9,256,935	13.12 to 55.72	219,459,768	—	0.40 to 1.65	8.75 to 30.05
Emerging Markets Equity Fund	8.96 to 9.85	9,271,821	11.91 to 13.45	114,235,301	—	0.40 to 1.65	12.07 to 33.36
Real Estate Securities Fund	16.00 to 30.84	4,269,151	10.70 to 32.72	100,529,017	—	0.40 to 1.65	1.84 to 6.07
Aggressive Allocation Fund	14.39 to 15.68	4,148,630	11.96 to 18.52	72,252,359	—	0.40 to 1.65	7.96 to 18.59
Moderately Aggressive Allocation Fund	13.98 to 15.37	14,854,082	11.71 to 17.85	254,272,815	—	0.40 to 1.65	7.10 to 16.13
Moderate Allocation Fund	13.02 to 14.18	21,448,203	11.35 to 15.96	329,288,952	—	0.40 to 1.65	5.59 to 12.59

36

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year or Period ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Moderately Conservative Allocation Fund	$12.06 to $13.38	6,824,200	$10.95 to $14.53	$94,814,747	—	0.40 to 1.65	3.93 to 8.62
Conservative Allocation Fund	11.00 to 12.40	4,396,941	10.60 to 13.02	54,671,259	—	0.40 to 1.65	2.33 to 5.06
High Income Bond Fund II	23.53 to 24.22	3,037	24.76 to 25.55	77,595	6.61	1.40 to 1.60	5.25 to 5.46
Financial Services Fund	11.17 to 11.50	—	12.70 to 13.11	—	—	1.40 to 1.60	13.74 to 13.97
Health Care Fund	23.61 to 24.31	—	28.55 to 29.45	—	—	1.40 to 1.60	20.92 to 21.16
Russell 2000 1.5x Strategy Fund	22.29 to 22.95	1,091	26.33 to 27.16	28,728	—	1.40 to 1.60	18.11 to 18.35
Nova Fund	20.23 to 20.83	—	26.23 to 27.06	—	—	1.40 to 1.60	29.70 to 29.95
NASDAQ-100 Fund	27.84 to 28.67	—	35.93 to 37.07	—	—	1.40 to 1.60	29.05 to 29.30
Technology Fund	19.11 to 19.68	—	24.95 to 25.74	—	—	1.40 to 1.60	30.53 to 30.79
Inverse S&P 500 Strategy Fund	1.96 to 2.01	—	1.59 to 1.64	—	—	1.40 to 1.60	(18.66) to (18.50)
Government Long Bond 1.2x Strategy Fund	19.55 to 20.13	—	21.09 to 21.76	—	—	1.40 to 1.60	7.89 to 8.11
U.S. Government Money Market Fund	8.86 to 9.13	470	8.72 to 9.00	4,104	0.01	1.40 to 1.60	(1.56) to (1.37)
Utilities Fund	19.03 to 19.59	—	20.79 to 21.45	—	—	1.40 to 1.60	9.26 to 9.48
Equity Income Portfolio II	19.47 to 19.78	5,490	22.18 to 22.57	123,917	1.53	1.40 to 1.60	13.90 to 14.13
International Stock Portfolio	15.62 to 16.08	1,797	19.66 to 20.28	36,448	1.13	1.40 to 1.60	25.86 to 26.11

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.15 to $22.81	9,507,524	$9.01 to $22.53	$95,978,389	0.01	1.25 to 1.65	(1.62) to (1.23)
Limited Maturity Bond Fund	9.48 to 16.79	7,493,784	9.56 to 17.01	88,380,777	—	1.25 to 1.65	0.91 to 1.32
Quality Bond Fund	9.92 to 40.09	18,157,062	10.18 to 41.30	254,822,081	—	1.25 to 1.65	2.61 to 3.02
High Yield Bond Fund	11.29 to 79.34	6,470,361	12.84 to 90.62	126,518,893	—	1.25 to 1.65	13.76 to 14.21
Flexibly Managed Fund	15.29 to 258.80	128,000,649	16.27 to 276.50	3,170,251,548	—	1.25 to 1.65	6.42 to 6.84
Balanced Fund	13.21 to 15.42	3,570,902	14.08 to 16.51	55,900,848	—	1.25 to 1.65	6.61 to 7.03
Large Growth Stock Fund	11.84 to 81.80	11,196,924	11.81 to 81.67	186,174,221	—	1.25 to 1.65	(0.55) to (0.15)
Large Cap Growth Fund	12.68 to 14.80	1,832,424	13.24 to 15.43	25,218,826	—	1.25 to 1.65	4.23 to 4.65
Large Core Growth Fund	14.69 to 17.99	3,492,387	14.50 to 17.72	52,042,334	—	1.25 to 1.65	(1.51) to (1.12)
Large Cap Value Fund	14.76 to 73.36	4,955,709	16.21 to 80.87	110,861,332	—	1.25 to 1.65	9.79 to 10.23
Large Core Value Fund	13.41 to 16.09	5,562,227	14.48 to 17.33	83,572,278	—	1.25 to 1.65	7.76 to 8.19
Index 500 Fund	16.06 to 27.53	13,134,018	17.62 to 30.32	258,837,015	—	1.25 to 1.65	9.70 to 10.14
Mid Cap Growth Fund	11.26 to 24.68	4,531,990	11.81 to 25.94	67,779,010	—	1.25 to 1.65	4.68 to 5.10
Mid Cap Value Fund	15.17 to 38.81	4,427,606	17.49 to 44.93	113,298,480	—	1.25 to 1.65	15.29 to 15.75
Mid Core Value Fund	15.54 to 21.73	2,336,801	18.76 to 26.35	54,670,553	—	1.25 to 1.65	20.76 to 21.25
SMID Cap Growth Fund	15.15 to 17.75	2,309,123	15.83 to 18.63	39,836,129	—	1.25 to 1.65	4.54 to 4.95
SMID Cap Value Fund	15.61 to 18.08	2,567,774	19.22 to 22.36	53,672,979	—	1.25 to 1.65	23.16 to 23.65
Small Cap Growth Fund	11.64 to 35.83	2,705,599	12.47 to 38.47	50,344,977	—	1.25 to 1.65	6.94 to 7.36
Small Cap Value Fund	15.13 to 56.82	5,165,309	18.57 to 70.00	171,359,783	—	1.25 to 1.65	22.72 to 23.21
Small Cap Index Fund	14.61 to 16.74	3,227,040	17.29 to 19.82	57,792,326	—	1.25 to 1.65	18.41 to 18.88
Developed International Index Fund	10.27 to 12.53	4,557,799	10.16 to 12.40	49,656,233	—	1.25 to 1.65	(1.29) to (0.89)
International Equity Fund	12.83 to 45.75	9,962,293	11.97 to 42.85	185,866,638	—	1.25 to 1.65	(6.71) to (6.33)
Emerging Markets Equity Fund	8.61 to 9.44	9,575,481	8.96 to 9.85	88,385,376	—	1.25 to 1.65	4.07 to 4.49
Real Estate Securities Fund	15.42 to 29.61	4,435,404	16.00 to 30.84	101,687,912	—	1.25 to 1.65	3.77 to 4.18
Aggressive Allocation Fund	13.59 to 14.83	4,033,090	14.39 to 15.68	59,407,878	—	1.25 to 1.65	5.71 to 6.13
Moderately Aggressive Allocation Fund	13.21 to 14.47	14,823,139	13.98 to 15.37	219,346,963	—	1.25 to 1.65	5.77 to 6.19
Moderate Allocation Fund	12.37 to 13.42	23,388,522	13.02 to 14.18	320,370,758	—	1.25 to 1.65	5.22 to 5.64
Moderately Conservative Allocation Fund	11.57 to 12.78	7,316,370	12.06 to 13.38	94,053,256	—	1.25 to 1.65	4.30 to 4.72
Conservative Allocation Fund	10.68 to 11.99	4,429,926	11.00 to 12.40	52,770,743	—	1.25 to 1.65	3.00 to 3.42
High Income Bond Fund II	20.82 to 21.39	3,037	23.53 to 24.22	73,575	—	1.40 to 1.60	13.00 to 13.23
Financial Services Fund	9.80 to 10.07	—	11.17 to 11.50	—	—	1.40 to 1.60	13.99 to 14.22
Health Care Fund	26.56 to 27.30	—	23.61 to 24.31	—	—	1.40 to 1.60	(11.13) to (10.95)

37

Note 6.    Financial Highlights (continued)

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Russell 2000 1.5x Strategy Fund	$17.37 to $17.85	1,093	$22.29 to $22.95	$24,354	—	1.40 to 1.60	28.35 to 28.61
Nova Fund	17.76 to 18.25	—	20.23 to 20.83	—	—	1.40 to 1.60	13.89 to 14.12
NASDAQ-100 Fund	26.69 to 27.43	—	27.84 to 28.67	—	—	1.40 to 1.60	4.30 to 4.51
Technology Fund	17.48 to 17.97	—	19.11 to 19.68	—	—	1.40 to 1.60	9.31 to 9.53
Inverse S&P 500 Strategy Fund	2.26 to 2.32	—	1.96 to 2.01	—	—	1.40 to 1.60	(13.40) to (13.23)
Government Long Bond 1.2x Strategy Fund	19.93 to 20.48	—	19.55 to 20.13	—	0.37	1.40 to 1.60	(1.91) to (1.71)
U.S. Government Money Market Fund	9.01 to 9.25	475	8.86 to 9.13	4,211	—	1.40 to 1.60	(1.58) to (1.38)
Utilities Fund	16.62 to 17.08	—	19.03 to 19.59	—	—	1.40 to 1.60	14.50 to 14.73
Equity Income Portfolio II	16.65 to 16.87	5,490	19.47 to 19.78	108,573	2.96	1.40 to 1.60	16.97 to 17.21
International Stock Portfolio	15.54 to 15.97	1,797	15.62 to 16.08	28,900	0.65	1.40 to 1.60	0.51 to 0.71

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded. Certain previously disclosed expense ratios were changed according to the revisions stated in Footnote 2.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

****	On July 3, 2017 a new product was launched, Smart Foundation Advisory VA, which resulted in a partial year of total return ratios for 2017.

Note 7.    Subsequent Events

Management has evaluated events subsequent to December 31, 2020 and through the Account I Financial Statement date of issuance of April 7, 2021. As a result of the COVID-19 pandemic, economic uncertainties have arisen that are likely to negatively impact the Variable Account’s net assets. The extent to which the COVID-19 pandemic impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

38

PM8675  05/21

PennMutual

The Penn Mutual Life Insurance Company

2020 Statutory Financial Statements

Prospectus 2020 Statutory Financial Statements    May 1, 2021

PricewaterhouseCoopers LLP, Two Commerce Square 2001 Market Street Suite 1800 Philadelphia, Pennsylvania 19103-7042 T: 267 330 3000, www.pwc.com/us

Report of Independent Auditors

To the Board of Trustees of

The Penn Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Penn Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2020 and 2019, and the related statutory statements of income and changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Pennsylvania Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although no reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Pennsylvania Insurance Department described in Note 1.

February 18, 2021

($ in Thousands)

Statements of Admitted Assets, Liabilities and Surplus

As of December 31,	2020	2019

ADMITTED ASSETS
Bonds	$10,732,081	$10,421,103
Stocks:
Preferred	107,688	120,570
Common — affiliated	762,783	716,298
Common — unaffiliated	49,980	64,246
Real estate	30,955	32,062
Policy loans	433,491	396,411
Cash and short-term investments	314,979	311,382
Alternative assets	899,224	758,045
Derivatives	743,732	581,407
Other invested assets	886,874	809,315

TOTAL INVESTMENTS	14,961,787	14,210,839

Investment income due and accrued	113,904	134,608
Premiums due and deferred	123,867	106,469
Deferred tax asset	205,552	191,165
Corporate owned life insurance	234,721	231,012
Amounts recoverable from reinsurers	36,810	25,170
Other assets	49,522	57,513
Separate account assets	9,204,090	8,370,170

TOTAL ASSETS	$24,930,253	$23,326,946

LIABILITIES
Reserves and funds for payment of insurance and annuity benefits	$10,130,112	$10,176,283
Dividends to policyholders payable in the following year	106,677	103,857
Policy claims in process	79,404	58,780
Interest maintenance reserve	4,081	105,176
Asset valuation reserve	261,204	192,420
Drafts outstanding	35,356	30,350
Funds held under coinsurance	1,516,818	993,897
Federal income taxes payable	19,526	2,117
Other liabilities	494,746	628,555
Derivatives	817,208	666,654
Separate account liabilities	9,204,090	8,370,170

TOTAL LIABILITIES	22,669,222	21,328,259

SURPLUS
Surplus notes	390,545	390,284
Unassigned surplus	1,870,486	1,608,403

TOTAL SURPLUS	2,261,031	1,998,687

TOTAL LIABILITIES AND SURPLUS	$24,930,253	$23,326,946

The accompanying notes are an integral part of these financial statements.

2020 Statutory Financial Statements	Page 1

($ in Thousands)

Statements of Income and Changes in Surplus

For the Years Ended December 31,	2020	2019

REVENUE
Premium and annuity considerations	$(598,360)	$1,159,299
Net investment income	620,515	654,555
Reserve adjustments on reinsurance ceded	1,209,143	426,075
Other revenue	417,893	354,844

TOTAL REVENUE	1,649,191	2,594,773

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	1,187,849	1,522,946
Increase in reserves for payment of future insurance and annuity benefits	84,639	838,322
Commissions	172,438	169,938
Operating expenses	324,367	320,427
Other expenses	60,850	57,257
Net transfer from separate accounts	(251,464)	(383,836)

TOTAL BENEFITS AND EXPENSES	1,578,679	2,525,054

GAIN FROM OPERATIONS BEFORE DIVIDENDS AND FEDERAL INCOME TAX BENEFIT	70,512	69,719

Dividends to policyholders	108,654	98,433

LOSS FROM OPERATIONS BEFORE FEDERAL INCOME TAX BENEFIT	(38,142)	(28,714)

Federal income tax benefit	(39,373)	(73,310)

GAIN FROM OPERATIONS	1,231	44,596

Net realized capital gains, net of tax	4,899	12,976

NET INCOME	$6,130	$57,572

SURPLUS
Net income	$6,130	$57,572
Change due to reinsurance	250,628	(8,224)
Change in asset valuation reserve	(68,784)	(27,367)
Change in net unrealized capital gains, net of tax	69,155	150,200
Change in net deferred income tax	51,104	(9,513)
Change in funded status of postretirement plans, net of tax	(6,827)	(3,955)
Change in surplus notes	261	243
Change in valuation basis	(13,170)	—
Change in nonadmitted assets	(26,153)	(13,845)

Change in surplus	262,344	145,111

Surplus, beginning of year	1,998,687	1,853,576

Surplus, end of year	$2,261,031	$1,998,687

The accompanying notes are an integral part of these financial statements.

Page 2	The Penn Mutual Life Insurance Company

($ in Thousands)

Statements of Cash Flows

For the Years Ended December 31,	2020	2019

OPERATIONS
Premium and annuity considerations	$762,889	$1,720,387
Net investment income	721,000	707,804
Other revenue	244,709	251,107

CASH PROVIDED BY OPERATIONS	1,728,598	2,679,298

Benefits paid	576,582	1,552,417
Commissions and operating expenses	516,730	359,288
Net transfers from separate accounts	(263,932)	(380,494)
Dividends to policyholders	16,921	17,894
Taxes (refunded) on operating income and realized investment losses	(13,701)	(32,712)

CASH USED IN OPERATIONS	832,600	1,516,393

NET CASH PROVIDED BY OPERATIONS	895,998	1,162,905

INVESTMENT ACTIVITIES
Investments sold, matured or repaid:
Bonds	4,552,470	3,485,833
Preferred and common stocks	139,249	82,556
Alternative assets, real estate and other invested assets	63,110	120,507
Derivatives	8,623	18,749
Miscellaneous proceeds	14,441	—

NET PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID	4,777,893	3,707,645

Cost of investments acquired:
Bonds	4,721,008	3,894,823
Preferred and common stock	143,460	140,285
Alternative assets, real estate and other invested assets	239,824	306,246
Derivatives	286,225	125,891
Miscellaneous applications	28,363	—

TOTAL COST OF INVESTMENTS ACQUIRED	5,418,880	4,467,245

Net (increase) in policy loans	(26,894)	(30,180)

NET CASH USED IN INVESTMENT ACTIVITIES	(667,881)	(789,780)

FINANCING AND MISCELLANEOUS
Net (withdrawals) on deposit-type contracts	(144,460)	(429,053)
Other cash applied, net	(80,060)	96,464

NET CASH USED IN FINANCING AND MISCELLANEOUS	(224,520)	(332,589)

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS	3,597	40,536

Cash and short-term investments:
Beginning of year	311,382	270,846

End of year	$314,979	$311,382

…continued -

2020 Statutory Financial Statements	Page 3

($ in Thousands)

Statements of Cash Flows (cont’)

For the Years Ended December 31,	2020	2019

Supplemental Disclosure of Cash Flow Information for Non-Cash Transactions:
Non-cash acquisition	$176,528	$210,854
Premiums paid from benefits, dividends/policy loans and waivers	$130,606	$106,705
Common stock acquired as a return of capital/dividend	$7,432	$2,852
Other	$12,016	$21,089

The accompanying notes are an integral part of these financial statements.

Page 4	The Penn Mutual Life Insurance Company

($ in Thousands)

Notes to Financial Statements

Note 1.  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS  The Penn Mutual Life Insurance Company (the “Company” or “PML”) is a mutual life insurance company domiciled in Pennsylvania, that concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, one year non-renewable and level term, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career and independent financial professionals. The Company is licensed to write business in forty-nine states and the District of Columbia.

BASIS OF PRESENTATION  The accompanying financial statements of the Company have been prepared in conformity with the National Association of Insurance Commissioner’s (“NAIC”) Practices and Procedures manual and with statutory accounting practices prescribed or permitted by the Pennsylvania Insurance Department (collectively “SAP” or “statutory accounting principles”). Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company currently has no permitted practices.

Statutory accounting principles are different in some respects from U.S. Generally Accepted Accounting Principles (“GAAP”). The more significant differences between statutory accounting principles and GAAP are as follows:

(a)

certain acquisition costs, such as commissions and other variable costs, that are directly related to the successful acquisition of new business, are charged to current operations as incurred, whereas GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over premium payment period;

(b)

statutory policy reserves are based upon the Commissioners’ Reserve Valuation Method (“CRVM”) or net level premium method and prescribed statutory mortality, morbidity and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity, and interest assumptions;

(c)	bonds are generally carried at amortized cost, whereas GAAP would generally report bonds at fair value;
(d)	undistributed earnings from alternative assets are included in unrealized gains and losses, whereas GAAP would treat these changes as net investment income;
(e)

deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas GAAP would generally include the change in deferred taxes in net income;

(f)

payments received for universal and variable life insurance products and variable annuities are reported as premium income and changes in reserves, whereas GAAP would treat these payments as deposits to policyholders’ account balances;

(g)	assets are reported at “admitted asset” value, and “nonadmitted assets” are excluded through a charge against surplus, whereas GAAP would record these assets net of any valuation allowance;
(h)

majority-owned subsidiaries are accounted for using the equity method. The Penn Insurance and Annuity Company (“PIA”), The Penn Insurance and Annuity Company of New York (“PIANY”), Hornor Townsend & Kent, LLC (“HTK”), Vantis Life Insurance Company (“Vantis”), Penn Mutual Asset Management, LLC (“PMAM”), and certain assets of Independence Square Properties, LLC (“ISP”) are admitted assets. myWorth, LLC, and certain assets of ISP are nonadmitted assets. Under GAAP, these majority-owned subsidiaries would be consolidated;

(i)

the Company’s investment in Penn Mutual Asset Management Multi-Series Funds Series A and B and the Penn Mutual AM Strategic Income Fund (collectively “PMAM’s Private Funds/PMUBX”) is accounted for using the equity method. Under GAAP, the Company’s investment would be treated as a variable interest entity and consolidated, with noncontrolling interest portions separately reported.

(j)

surplus notes are reported in surplus, whereas GAAP would report these notes as debt. Costs associated with these notes are expensed, whereas GAAP would capitalize these expenses and amortize them into income over the life of the notes;

(k)	reinsurance reserve credits are reported as a reduction of policyholders’ reserves and liabilities for deposit-type contracts, whereas GAAP would report these balances as an asset;

2020 Statutory Financial Statements	Page 5

($ in Thousands)

(l)

an asset valuation reserve (“AVR”) is reported as a contingency reserve to stabilize surplus against fluctuations in the carrying value of stocks, real estate investments, partnerships, limited liability companies (“LLCs”), low income housing tax credit (“LIHTC”) investments, and certain credit related derivative instruments as well as credit-related declines in the value of bonds, whereas GAAP would not record this reserve; (m)changes in the fair value of unaffiliated common stock are recorded as changes in surplus, whereas GAAP recognizes the changes through realized capital gains/(losses);

(n)

after-tax realized capital gains and losses that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas GAAP would report these gains and losses as revenue at time of sale;

(o)

changes in the fair value of the derivative financial instruments are recorded as changes in surplus, unless deemed an effective hedge when it is carried at amortized cost with no resulting changes in fair value. Changes in fair value for GAAP would be reported as income for ineffective cash flow hedges and effective fair value hedges; changes in fair value for GAAP would be reported as other comprehensive income for effective cash flow hedges;

(p)

comprehensive income is not presented, whereas GAAP would present changes in unrealized capital gains and losses, changes in funded status of pension and postretirement plans, and foreign currency translations as other comprehensive income;

(q)

embedded derivatives are recorded as part of the underlying contract, whereas GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately;

(r)	policyholder dividends are recognized when declared, whereas GAAP would recognize these over the term of the related policies;
(s)	identification of other-than-temporary impairment (“OTTI”) uses an “intent and ability to hold” criteria, whereas GAAP would use an “ability and intent to not sell” criteria; and
(t)	investments in Federal Home Loan Bank stock are reported as an investment in common stock, unaffiliated, whereas GAAP would report these within other invested assets.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES  The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that require extensive use of estimates are:

◇	Carrying value of certain invested assets and derivatives
◇	Liabilities for reserves and funds for payment of insurance and annuity benefits
◇	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
◇	Litigation and other contingencies
◇	Pension and other postretirement and postemployment benefits

INVESTMENTS  Bonds with an NAIC designation of 1 to 5 are valued at amortized cost. All other bonds are valued at the lower of cost or fair value. Fair value is determined using an external pricing service or management’s pricing models.

For fixed income securities that do not have a fixed schedule of payments and where market valuations are not readily available, the effect on amortization or accretion is revalued periodically based on the current estimated cash flows. Prepayment assumptions are based on borrower constraints and economic incentives such as original term, age, and coupon of the loan as affected by the interest rate environment. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

Page 6	The Penn Mutual Life Insurance Company

($ in Thousands)

Preferred Stock  Preferred Stock with an NAIC designation of 1 to 3 is valued at amortized cost. All other preferred stock is valued at the lower of cost or market. Fair value is determined using an external pricing service or management’s pricing model.

Common Stock  of the Company’s insurance affiliates is carried at its underlying audited statutory equity.

During 2019, PIA Reinsurance Company of Delaware I (“PIAre I”), a wholly-owned subsidiary of PIA, received a permitted practice from the Delaware Department of Insurance (Captive Bureau) to admit the value of the LLC Note and related form of surplus reflected in PIAre I’s audited statutory financial statements. As allowed under Statutory Accounting Principles No. 97, Investment in Subsidiary, Controlled and Affiliated Entities, the Company increased PIA’s carrying value by $107,152 and $104,050 as of December 31, 2020 and 2019, respectively, resulting in increases in surplus by these amounts on the Company’s financial statements.

Had the Company not been permitted to include the asset and statutory surplus noted above in either 2020 or 2019, the resulting RBC of PIA would not have triggered a regulatory event. Had PIA RE not been permitted to include the asset and statutory surplus above noted, the resulting RBC of PIA RE would have triggered a regulatory event in both 2020 and 2019.

Common stock of audited non-insurance affiliates is admitted at the GAAP-basis equity. Common stock of unaudited non-insurance affiliates is nonadmitted.

Unaffiliated common stock is carried at fair value. The investment in capital stock of the Federal Home Loan Bank of Pittsburgh (“FHLB-PGH”) is carried at par, which approximates fair value. See the “Federal Home Loan Bank Borrowings” caption within this footnote for additional information on FHLB-PGH.

Dividends are recognized in net investment income on the ex-dividend date. Other changes in the carrying value of affiliates, including amortization of goodwill related to the Company’s purchase of Vantis, are recognized as changes in unrealized gains or losses in surplus. Impairment of affiliate goodwill is recognized through realized capital gains/ (losses).

Real Estate  Real Estate occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Policy Loans Policy Loans  are carried at the aggregate balance of unpaid principal and interest.

Cash, Cash Equivalents and Short-term investments  Cash Equivalents include investments purchased with maturities of three months or less and money market mutual funds. Short-term investments, which are carried at amortized cost and approximate fair value, consist of investments purchased with maturities greater than three months and less than or equal to 12 months.

Alternative Assets  Alternative Assets consists primarily of limited partnerships. The Company accounts for the value of its investments at their underlying GAAP equity. Dividends and income distributions from limited partnerships are recorded as investment income. Undistributed earnings are included in the unrealized gains and losses balance and are reflected in surplus, net of deferred taxes. Distributions that are recorded as a return of capital reduce the carrying value of the limited partnership investment. Due to the timing of the valuation data received from the partnership, these investments are reported in accordance with the most recent valuations received, which are primarily on a one quarter lag.

Derivatives  The Company may utilize derivative financial instruments in the normal course of business to manage risk, in conjunction with its management of assets and liabilities and interest rate risk. The accounting treatment of specific derivatives depends on whether the financial instrument is designated and qualifies as a highly effective hedge. Derivatives used in hedging transactions that meet the criteria of a highly effective hedge are reported and valued in a manner that is consistent with the instrument being hedged. The change in fair value of these

2020 Statutory Financial Statements	Page 7

($ in Thousands)

derivatives is recognized as an unrealized capital gain/(loss) until they are closed, at which time they are recorded in realized capital gains/(losses). Derivatives used in risk management transactions that do not meet the criteria of an effective hedge are accounted for at fair value, with changes in fair value recorded in unrealized capital gains/ (losses). Derivatives with a positive fair value or carrying value are reported as admitted assets. Derivatives with a negative fair value or carrying value are reported in Other liabilities. Realized gains and losses that are recognized upon termination or maturity of the derivatives used in economic hedges of interest rate and currency risk of the fixed income portfolio, regardless of accounting treatment, are transferred, net of taxes, to the IMR. All other realized gains and losses are recognized in net income upon maturity or termination of the derivative contracts.

The Company may enter into interest rate swaps, total return swaps, inflation swaps, financial futures and equity options to hedge risks associated with the offering of equity market-based guarantees in the Company’s annuity and indexed universal life insurance product portfolio that do not meet the criteria of an effective hedge.

The Company may enter into interest rate caps, credit default swaps, and interest rate swaps, that are carried at fair value. The Company may use interest rate caps and payer swaps, a type of interest rate swap, to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security. Receiver swaps, a type of interest rate swap, protect the Company from credit risk in the fixed income portfolio. These do not meet the criteria of an effective hedge.

Investment income is recorded on an accrual basis. Amounts payable or receivable under total return, currency, credit default, interest rate and inflation swap agreements are recognized as investment income or expense when incurred. The Company does not engage in derivative financial instrument transactions for speculative purposes.

Other Invested Assets  The Company invests in LIHTC investments, which generate tax credits for investing in affordable housing projects. Investments in LIHTC are included in other invested assets and are accounted for under the proportional amortized cost method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability.LIHTC investments are reviewed for OTTI, which is accounted for as a realized loss.

Other invested assets also include notes receivable carried at book value, from PMAM and Janney Montgomery Scott LLC (“JMS”), an affiliate, and the Company’s investments in ISP, PMAM, PMAM’s Private Funds/PMUBX and receivables for unsettled investment transactions.

OTTI EVALUATION  Bonds, mortgage-backed and asset-backed securities  The Company considers an impairment to be other-than-temporary if: (a) the Company’s intent is to sell, (b) the Company will more likely than not be required to sell, (c) the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, or (d) the Company does not expect to recover the entire amortized cost basis. The Company conducts a periodic management review of all bonds including those in default, not-in-good standing, or otherwise designated by management. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value, default rates, delinquency rates, percentage of nonperforming loans, prepayments, and severities. If the impairment is other-than-temporary, the non-interest loss portion of the impairment is recorded through realized losses, and the interest related portion of the loss is disclosed in the notes to the financial statements.

The non-interest portion is determined based on the Company’s “best estimate” of future cash flows discounted to a present value using the appropriate yield. The difference between the present value of the best estimate of cash flows and the amortized cost is the non-interest loss. The remaining difference between the amortized cost and the fair value is the interest loss.

Alternative Assets  OTTI — The Company’s evaluation for OTTI takes into consideration the remaining life of a partnership and the performance of the underlying assets when evaluating the facts and circumstances surrounding the recovery of the cost for a partnership. Any such impairments are accounted for as a realized loss.

LIHTC  OTTI — For LIHTC investments, OTTI is determined by comparing the book value of the investment with the present value of future tax benefits. The investment is written down if the book value is higher than the present value, and the impairment is accounted for as a realized loss.

Page 8	The Penn Mutual Life Insurance Company

($ in Thousands)

INVESTMENT INCOME DUE AND ACCRUED  Investment income due and accrued consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default; (b) bonds delinquent more than 90 days or where collection of interest is improbable; and (c) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

PREMIUMS DUE AND DEFERRED  Deferred premium is the portion of premium not earned at the reporting date, net of loading. Loading is an amount obtained by subtracting the net premium from the gross premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Uncollected premium is gross premium that is due and unpaid as of the reporting date, net of loading and nonadmitted receivables that are greater than 90 days in age. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income. The deferred and uncollected amounts and loading were as follows at December 31:

	2020				2019

	New	Renewal	Group	Total	New	Renewal	Group	Total
Uncollected premium	$577	$25,574	NA		$333	$17,072	NA
Uncollected loading	(558)	(4,974)	NA		(315)	(2,577)	NA

Net uncollected	$19	$20,600	$173	$20,792	$18	$14,495	$231	$14,744

Deferred premium	$18,370	$107,559	NA		$16,787	$90,212	NA
Deferred loading	(17,370)	(2,765)	NA		(15,429)	2,091	NA

Net deferred	$1,000	$104,794	$4	$105,798	$1,358	$92,303	$4	$93,665

Subtotal — gross deferred and uncollected				126,590				108,409
Nonadmitted				(2,723)				(1,940)

Premiums due and deferred , net				$123,867				$106,469

FEDERAL INCOME TAX  The Company files a consolidated federal income tax return with its insurance and non-insurance subsidiaries. Each subsidiary’s tax liability or refund is accrued on a separate company basis. The Company reimburses subsidiaries for losses utilized in the consolidated return based on inter-company tax allocation agreements. The provision for federal income taxes is computed in accordance with the section of the Internal Revenue Code applicable to life insurance companies and is based on income that is currently taxable.

Uncertain tax positions (“UTPs”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes. The Company currently has no UTPs.

Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized. Changes in the deferred tax balances are reported as adjustments to surplus. Deferred tax assets in excess of the statutory limits are treated as nonadmitted assets and charged to surplus.

CORPORATE OWNED LIFE INSURANCE  The Company purchases life insurance policies on certain officers and employees on which the Company is designated as the beneficiary. The Company recognizes the cash surrender value of the policies as an asset on the Statement of Admitted Assets, Liabilities and Surplus. Changes in the cash surrender value of the policies are recorded as an adjustment to the premiums paid for the insurance coverage,

2020 Statutory Financial Statements	Page 9

($ in Thousands)

which is recognized as part of interest credited to policyholders within Benefits paid to policyholders and beneficiaries on the Statements of Income and Changes in Surplus.

The cash surrender values for investments in the corporate owned life insurance are as follow at December 31:

	2020	2019

Equity funds	$199,966	$173,756
Bond funds	3,517	21,741
Money market funds	8,438	11,004
Other	22,800	24,511

Total	$234,721	$231,012

REINSURANCE  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5,000 for single life and $7,500 for joint lives.

In addition to excess coverage and coinsurance contracts, the Company also utilizes other forms of reinsurance such as coinsurance funds withheld and coinsurance/modified coinsurance.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported net of the effects of reinsurance. Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

OTHER ASSETS  Computer equipment and packaged software is reported at a cost of $113,506 and $113,039, less accumulated depreciation of $102,062 and $100,654 at December 31, 2020 and 2019, respectively. Computer equipment and packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. Depreciation expense on computer equipment and packaged software charged to operations in 2020 and 2019 was $1,408 and $5,031, respectively. Furniture is depreciated on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the remaining life of the lease. Building and property improvements are depreciated in accordance with the expected useful life.

Other assets also includes receivables related to centrally cleared derivative transactions, receivables for collateral remitted to counterparties, and amounts due from affiliates under the terms of service agreements.

SEPARATE ACCOUNT ASSETS AND LIABILITIES  The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The Separate accounts have varying investment objectives.

Separate account assets are stated at the fair value of the underlying assets, which are shares of mutual funds. The value of the assets in the Separate accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The liability is reported at contract value and represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/ (losses) on the assets.

The investment income and realized capital gains/ (losses) from separate account assets accrue to the policyholders and are not included in the Statements of Income. Mortality, policy administration, surrender charges assessed and asset management fees charged against the accounts are included in other revenue in the accompanying Statements of Income and Changes in Surplus.

Page 10	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company issues variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”), GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”), and GMWB with inflation protection. In accordance with guarantees provided, if the investment proceeds in the separate accounts are insufficient to cover the guarantees for the product, the policyholder proceeds will be remitted by the general account.

NONADMITTED ASSETS  Assets designated as nonadmitted by the NAIC include furniture, certain electronic data processing equipment, unamortized software, the amount of the deferred tax asset that is in excess of limits prescribed by SAP, the pension plan assets, certain investments in partnerships for which financial audits are not performed, certain other receivables, advances and prepayments, and uncollected premiums greater than 90 days from the due date. Such amounts are excluded from the Statements of Admitted Assets, Liabilities and Surplus.

RESERVES AND FUNDS FOR THE PAYMENT OF INSURANCE AND ANNUITY BENEFITS  Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in-force. Any adjustments that are made to the reserve balances are reflected in the Statements of Income in the year in which such adjustments are made, with the exception of changes in valuation bases that are accounted for as charges or credits to surplus.

Reserves and funds for the payment of future life and annuity benefits are developed using actuarial methods based on statutory mortality and interest requirements. Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level, modified preliminary term or CRVM methods using the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary (“CSO”) Mortality and American Experience Tables and assumed interest rates ranging from 2.25% to 4.50%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. The Company has universal life contracts with secondary guarantee features. The Company establishes reserves according to Actuarial Guideline XXXVIII, unless otherwise noted.

Reserves for Term and Single Life UL with secondary guarantee features are based on the methodology specified by the Life Principle-Based Reserve approach (“VM-20”), starting with 2017 policy issue years. Reserves for Single and Joint Life IUL are based on the same VM-20 methodology starting with 2018 policy issue years. Reserves for all other life insurance products are based on the same VM-20 methodology starting with 2020 policy issue years. VM-20 specifies the final reserve as the greater of the Net Premium Reserve (“NPR”), Deterministic Reserve (“DR”) and Stochastic Reserve (“SR”). The NPR is a formulaic reserve with prescribed assumptions, including the 2017 CSO Mortality Tables. The DR is based on a single path, deterministic projection with prudent estimate assumptions, including margins for uncertainty. The SR is based on the Conditional Tail Expectation 70 (“CTE70”) of 1000 stochastically generated interest rate return scenarios with prudent estimate assumptions, including margins for uncertainty.

Reserves for fixed individual annuity contracts are developed using accepted actuarial methods computed principally under the Commissioners’ Annuity Reserve Valuation Method using applicable interest rates and mortality tables, primarily on the 1949, 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and rates ranging from 1.00% to 13.25%.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices. Surrender values are not promised in excess of the legally computed reserves.

The Company also has deferred variable annuity contracts containing GMDB, GMAB and GMWB features. The Company establishes reserves according to the methodology specified by Principle-Based Reserves for Variable Annuities (“VM-21”).

Reserves for group annuity contracts are developed using accepted actuarial methods computed principally on the 1971 and 1983 Group Annuity Mortality Tables and 1994 Group Annuity Reserving Tables with assumed interest rates ranging from 4.50% to 13.25%. Approximately 1% of reserves use an assumed interest rate greater than 10%.

2020 Statutory Financial Statements	Page 11

($ in Thousands)

The Company had $2,222,787 and $2,360,661 as of December 31, 2020 and December 31, 2019, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standards of valuation set by the Commonwealth of Pennsylvania.

The tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released have been determined by formula.

LIABILITIES FOR DEPOSIT-TYPE CONTRACTS  Reserves for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting future cash flows using current market rate.

The tabular interest for funds not involving life contingencies is determined as the change in reserves less funds added during the year less other increases, plus funds withdrawn during the year.

POLICYHOLDERS’ DIVIDENDS  The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statements of Income. Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Trustees. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses, and income tax charges.

POLICY CLAIMS IN PROCESS  Policy Claims in Process include provisions for payments to be made on reported claims and claims incurred but not reported.

INTEREST MAINTENANCE RESERVE  The IMR captures the realized capital gains/(losses) that result from changes in the overall level of interest rates and amortizes them into income over the calendar years to expected maturity.

ASSET VALUATION RESERVE  The AVR is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships, LIHTC investments, and LLCs as well as non-interest related declines in the value of bonds, and certain derivatives. The AVR is reported in the Statements of Admitted Assets, Liabilities and Surplus, and the change in AVR is reported in the Statements of Income and Changes in Surplus.

DRAFTS OUTSTANDING  Drafts Outstanding that have not been presented for payment are recorded as a liability.

OTHER LIABILITIES  Other liabilities primarily include accruals for general and operating expense, life insurance premiums received in advance of the due date, net transfers due from the separate accounts, and liabilities related to postretirement benefit plans in an underfunded position.

BENEFIT PLANS  The Company recognizes a liability for the funded status of defined benefit pension and post retirement plans where the projected benefit obligation exceeds plan assets (underfunded) and nonadmits assets for the funded status of defined benefit pension and post retirement plans where the fair value of plan assets exceed the projected benefit obligation (overfunded).

CONTINGENCIES  Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RISK-BASED CAPITAL  Life insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2020, the Company’s surplus exceeds these minimum levels.

Page 12	The Penn Mutual Life Insurance Company

($ in Thousands)

SURPLUS NOTES  On July 1, 2010, the Company issued Surplus Notes (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040. The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on March 31 and September 30 of each year. At December 31, 2020 and December 31, 2019, the amortized cost basis of the 2010 Notes was $192,756 and $192,596, respectively. Interest paid on the 2010 Notes was $15,250 and $15,250 for the years ended December 31, 2020 and December 31, 2019, respectively. Total interest paid since the issuance of the 2010 Notes is $156,313.

On June 23, 2004, the Company issued Surplus Notes (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/ paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2020 and December 31, 2019, the amortized cost basis of the 2004 Notes was $197,789 and $197,688, respectively. Interest paid on the 2004 Notes was $13,300 and $13,300 for the years ended December 31, 2020 and December 31, 2019, respectively. Total interest paid since the issuance of the 2004 Notes is $216,420.

Interest expense on surplus notes requires prior approval from the Pennsylvania Insurance Department.

PREMIUM AND RELATED EXPENSE RECOGNITION  Life insurance premium revenue is generally recognized as revenue on the gross basis when due from the policyholders under the terms of the insurance contract. Annuity premium on policies with life contingencies is recognized as revenue when received. Both premium and annuity considerations are recorded net of reinsurance premiums. Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits. Benefit payments are reported net of the amounts received from reinsurers.

The Company accounts for deposit-type contracts (those that do not subject the Company to mortality or morbidity risk) under the deposit method. Amounts received from and payments to policyholders related to these contracts are recorded directly against the related policy reserves. Interest credited to policyholder accounts is reflected in benefits paid to policyholders and beneficiaries. Fees charged to policyholder accounts are reflected in Other revenue.

OTHER REVENUE  Other revenue includes commission and expense allowance recognized by the Company pursuant to reinsurance agreements, as well as reserve adjustments relating to coinsurance/modified coinsurance/funds withheld reinsurance agreements entered into with a third parties. Other revenue also includes fees charged to policyholders.

OTHER EXPENSES  Other expenses includes amounts paid to reinsurers relating to interest earned on the funds withheld assets held by the Company under reinsurance agreements structured as funds withheld and coinsurance/modified coinsurance (“co/modco”) reinsurance.

REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES  Realized capital gains and losses, net of taxes, excludes gains and losses transferred to the IMR. Realized capital gains and losses are recognized in net income and are determined using the specific identification method.

All after-tax realized capital gains and losses that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related derivative activities for derivatives backing assets are transferred to the IMR and amortized into revenue. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or, in the case of derivative financial instruments, over the remaining life of the underlying asset.

Unrealized capital gains and losses, net of deferred federal income taxes, are recorded as a change in surplus.

2020 Statutory Financial Statements	Page 13

($ in Thousands)

FEDERAL HOME LOAN BANK BORROWINGS  The Company is a member of the FHLB-PGH, which provides access to collateralized advances, collateralized funding agreements, and other FHLB-PGH products. Collateralized advances from the FHLB-PGH are classified in “Borrowed money.” Collateralized funding agreements issued to the FHLB-PGH are classified as liabilities for deposit-type funds and are recorded within Reserves and funds for payment of insurance and annuity benefits. FHLB-PGH is a first-priority secured creditor.

The Company’ s membership in FHLB-PGH requires the ownership of member stock, and borrowings from FHLB-PGH require the purchase of FHLB-PGH activity based stock in an amount equal to 4% of the outstanding borrowings. All FHLB-PGH stock purchased by the Company is classified as restricted general account investments within Common stock -unaffiliated. The Company’s borrowing capacity is determined by the lesser of the assets available to be pledged as collateral to FHLB-PGH or 10% of the Company’s prior period admitted general account assets. The fair value of the qualifying assets pledged as collateral by the Company must be maintained at certain specified levels of the borrowed amount, which can vary, depending on the nature of the assets pledged. The Company’s agreement allows for the substitution of assets and the advances are pre-payable.Current borrowings are subject to prepayment penalties.

Borrowings from the FHLB-PGH are classified as funding agreements. As of December 31, 2020, there were $0 in outstanding borrowings and the maximum borrowed during the year was $800,000. As of December 31, 2019, there were $150,000 in outstanding borrowings and the maximum borrowed during the year was $615,000.

NEW ACCOUNTING STANDARDS

Effective January 1, 2020, the Company adopted Changes to VM-21, which replaces Actuarial Guideline 43 (AG43) and impacts all inforce variable annuity policies which had previously been reserved for under AG43, as well as new issues going forward. The Company realized the full impact of the new regulation in 2020 as an accounting change recognized as a change in valuation basis through an adjustment to surplus in the amount of $13,170.

Effective January 1, 2020, SSAP No. 22R rejects US GAAP guidance on operating leases. SSAP No. 22R incorporates additional disclosures regarding sale-leaseback transactions, lessor accounting and leveraged leases. Adoption of this guidance did not impact the Company.

Effective January 1, 2020, SSAP No. 108 provides accounting and reporting guidance for derivatives that hedge interest rate risk of variable annuity guarantees reserved under VM-21. The Company has currently not elected to adopt this guidance.

Effective December 31, 2019, the Company adopted revisions to NAIC SSAP no. 51R requiring additional disclosures for life reserves by withdrawal characteristics.

During 2019, the Company adopted NAIC SSAP No. 100R, “Fair Value”. The revisions eliminated disclosures on transfers between Levels 1 and 2.

The NAIC adopted revisions to SSAP No. 69, “Statement of Cash Flow”. The revisions require restricted cash to be included in cash when reconciling the beginning-of-period and end-of-period cash amounts on the statement of cash flow. The new guidance was effective for the year ending December 31, 2019. Adoption of this guidance was not material to the Company.

Note 3.  INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class (except for U.S. Treasury and U.S. Government guaranteed securities), geographic region, industry group, economic characteristic, investment quality, or individual investment.

Page 14	The Penn Mutual Life Insurance Company

($ in Thousands)

BONDS AND PREFERRED STOCK  The following summarizes the admitted value and estimated fair value of the Company’s investment in bonds and preferred stock as of December 31:

		Gross Unrealized Capital
2020	Admitted Value	Gains	Losses	Estimated Fair Value

US Governments	$660,567	$5,207	$2,144	$663,630
Other Governments	6,000	200	12	6,188
States, Territories and Possessions	32,329	6,394	—	38,723
Political Subdivisions	210,165	26,641	—	236,806
Special Revenue	824,099	125,743	1,605	948,237
Industrial and Miscellaneous	4,916,620	947,435	7,036	5,857,019
Residential Mortgage-backed Securities	616,395	23,605	1,281	638,719
Commercial Mortgage-backed Securities	1,673,635	82,085	11,602	1,744,118
Asset-backed Securities	1,472,943	46,418	21,462	1,497,899
Hybrid Securities	307,046	23,545	1,670	328,921
SVO Identified Funds	532	—	—	532
Bank Loans	11,750	99	21	11,828

Total Bonds	10,732,081	1,287,372	46,833	11,972,620
Preferred Stock	107,688	4,601	484	111,805

Total Bonds and Preferred Stock	$10,839,769	$1,291,973	$47,317	$12,084,425

		Gross Unrealized Capital
2019	Admitted Value	Gains	Losses	Estimated Fair Value

US Governments	$606,540	$955	$15,422	$592,073
Other Governments	7,000	—	5	6,995
States, Territories and Possessions	70,259	10,611	—	80,870
Political Subdivisions	220,182	25,719	183	245,718
Special Revenue	798,718	126,288	1,058	923,948
Industrial and Miscellaneous	4,542,328	569,800	12,719	5,099,409
Residential Mortgage-backed Securities	645,191	19,271	388	664,074
Commercial Mortgage-backed Securities	1,778,121	80,084	8,675	1,849,530
Asset-backed Securities	1,435,508	33,085	9,616	1,458,977
Hybrid Securities	289,904	12,377	763	301,518
SVO Identified Funds	9,965	34	114	9,885
Bank Loans	17,387	198	135	17,450

Total Bonds	10,421,103	878,422	49,078	11,250,447
Preferred Stock	120,570	3,725	1,584	122,711

Total Bonds and Preferred Stock	$10,541,673	$882,147	$50,662	$11,373,158

Included in admitted value and estimated fair value for Residential mortgage-backed securities above are $122,022 and $130,885, respectively, of subprime mortgages.

2020 Statutory Financial Statements	Page 15

($ in Thousands)

RESTRICTED ASSETS AND SPECIAL DEPOSITS  The Company maintains assets on deposit with governmental authorities or trustees as required by certain state insurance laws. The Company also receives and pledges collateral for derivative contracts and FHLB in the form of cash and securities. Capital stock was purchased as a requirement to participate in the FHLB lending program.

Balance Sheet Classification	Type	2020	2019

Debt securities — Available for sale	Collateral — FHLB	$—	$206,853
Debt securities — Available for sale	Reinsurance agreements	3,422,834	2,572,464
Debt securities — Available for sale	New York 109 trust agreement	3,136,924	—
Debt securities — Available for sale	Collateral — Derivatives	287,408	76,717
Debt securities — Available for sale	State deposit	3,622	3,544
Equity securities — Common stock unaffiliated	FHLB Stock	2,489	8,566
Equity securities — Common stock unaffiliated	Reinsurance agreements	34,293	84,618
Cash	Collateral — Derivatives	19,997	170,209
Cash	State deposit	927	927

Total Restricted Assets		$6,908,494	$3,123,898

The following table summarizes the admitted value and estimated fair value of debt securities as of December 31, 2020 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities that are not due on a single maturity are included as of the final maturity.

	Admitted Value	Estimated Fair Value

Due in one year or less	$84,839	$86,733
Due after one year through five years	1,149,244	1,213,892
Due after five years through ten years	1,278,722	1,476,271
Due after ten years	4,456,303	5,314,989
Residential Mortgage-backed Securities(1)	615,746	638,719
Commercial Mortgage-backed Securities(1)	1,674,284	1,744,117
Asset-backed Securities(1)	1,472,943	1,497,898

Total Bonds	10,732,081	11,972,619
Preferred Stock	107,688	111,804

Total Bonds and Preferred Stock	$10,839,769	$12,084,423

(1) Includes U.S. Agency structured securities

Mortgage and other asset-backed securities consist of commercial and residential mortgage pass-through holdings, securities backed by various forms of collateral, with the largest being collateralized loan obligations. These securities follow a structured principal repayment schedule and are rated investment grade, other than $274,123, primarily in asset-backed securities. The mortgage and other asset-backed securities portfolios are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of this portfolio is 5.3 years.

At December 31, 2020, the Company had no industry concentration greater than 5% of the Company’s portfolio.

Page 16	The Penn Mutual Life Insurance Company

($ in Thousands)

CREDIT LOSS ROLLFORWARD  The following represents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was not recognized in earnings:

As of December 31,	2020	2019

Balance, beginning of period	$12,838	$24,610
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(4,294)	(7,925)
Credit loss impairments previously recognized on securities impaired to fair value during the period	—	(11,252)
Credit loss impairment recognized in the current period on securities not previously impaired	—	2,294
Additional credit loss impairments recognized in the current period on securities previously impaired	—	5,111

Balance, end of period	$8,544	$12,838

UNREALIZED LOSSES ON INVESTMENTS  Management has determined that the unrealized losses on the Company’s investments in equity and fixed maturity securities at December 31, 2020 are temporary in nature.

The following tables are an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31:

	Less than 12 months		Greater than 12 months		Total
2020	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Number of Securities

US Governments	$78,544	$1,662	$834	$482	$79,378	$2,144	60
Other Governments	4,988	12	—	—	4,988	12	2
Special Revenue	39,034	546	3,371	1,059	42,405	1,605	208
Industrial and Miscellaneous	95,987	2,703	42,238	4,333	138,225	7,036	1,634
Residential Mortgage-backed Securities	24,345	1,075	3,023	206	27,368	1,281	182
Commercial Mortgage-backed Securities	278,239	8,956	30,095	2,646	308,334	11,602	400
Asset-backed Securities	268,932	16,714	268,830	4,748	537,762	21,462	322
Hybrid Securities	40,785	811	15,441	859	56,226	1,670	90
Bank Loans	5,529	21	—	—	5,529	21	6

Total Bonds	836,383	32,500	363,832	14,333	1,200,215	46,833	2,904
Preferred Stock	27,109	395	2,808	89	29,917	484	44

Total Bonds and Preferred Stock	$863,492	$32,895	$366,640	$14,422	$1,230,132	$47,317	2,948

2020 Statutory Financial Statements	Page 17

($ in Thousands)

	Less than 12 months		Greater than 12 months		Total
2019	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Number of Securities

US Governments	$404,028	$14,425	$12,990	$997	$417,018	$15,422	80
Other Governments	5,000	—	1,995	5	6,995	5	2
Political Subdivisions	14,088	183	—	—	14,088	183	41
Special Revenue	4,930	71	23,179	987	28,109	1,058	417
Industrial and Miscellaneous	154,726	4,885	86,476	7,834	241,202	12,719	1,503
Residential Mortgage-backed Securities	61,625	168	9,348	220	70,973	388	104
Commercial Mortgage-backed Securities	267,251	5,074	43,301	3,601	310,552	8,675	267
Asset-backed Securities	480,356	2,271	277,689	7,345	758,045	9,616	302
Hybrid Securities	5,225	46	18,954	717	24,179	763	89
SVO Identified Funds	—	—	9,885	114	9,885	114	6
Bank Loans	3,138	135	—	—	3,138	135	9

Total Bonds	1,400,367	27,258	483,817	21,820	1,884,184	49,078	2,820
Preferred Stock	23,338	39	9,276	1,545	32,614	1,584	46

Total Bonds and Preferred Stock	$1,423,705	$27,297	$493,093	$23,365	$1,916,798	$50,662	2,866

Included in the December 31, 2020 and 2019 amounts above is the interest portion of other-than-temporary impairments on securities of $0 and $3,123, respectively.

COMMON STOCK — UNAFFILIATED  The following summarizes the cost and estimated fair value of the Company’s investment in unaffiliated common stock:

		Gross Unrealized Capital
	Cost	Gains	Losses	Estimated Fair Value

December 31, 2020	$63,674	$1,508	$15,202	$49,980
December 31, 2019	76,434	398	12,586	64,246

The following presents the gross unrealized capital losses and fair values for unaffiliated common stock with unrealized capital losses that are deemed to be only temporarily impaired and length of time that individual securities have been in an unrealized capital loss position, at:

	Less than 12 months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2020	$22,184$	6,636	$20,239$	8,566	$42,423	$15,202
December 31, 2019	5,961	454	41,779	12,132	47,740	12,586

Page 18	The Penn Mutual Life Insurance Company

($ in Thousands)

The amount of unrealized capital losses on the Company’s investment in unaffiliated common stock is spread over 24 individual securities. There were 12 unaffiliated common stock securities that were priced below 80% of the security’s cost. Management has determined that the unrealized losses on the Company’s investments in unaffiliated common stock at December 31, 2020 and 2019 are temporary in nature.

Federal Home Loan Bank  The Company’s investment in the FHLB-PGH Class B Membership Capital Stock as of December 31, 2020 and 2019 was $2,489 and $2,566, respectively. The Company also invested $0 and $6,000 in FHLB-PGH Activity Stock as of December 31, 2020 and 2019, respectively. The Class B Membership Capital Stock held by the Company is subject to written notices of requests for redemption followed by a five year waiting period.

As of December 31, 2020 and 2019, the Company’s borrowing capacity with the FHLB-PGH was $728,008 and $1,375,908, respectively.

The following represents the amount of collateral required to be pledged to the FHLB-PGH, and the maximum amount of collateral pledged is as follows:

	December 31, 2020	Maximum during 2020	December 31, 2019	Maximum during 2019

Carrying value	$—	$997,886	$181,521	$756,815
Fair value	—	1,032,757	211,653	820,281

The amount of interest expense on borrowings classified as funding agreements for the years ended December 31, 2020 and 2019 was $4,819 and $11,955, respectively.

OTHER THAN TEMPORARY IMPAIRMENTS  For the year ended December 31, 2020, the Company did not recognize any other than temporary impairments on loan-backed securities.

For the year ended December 31, 2019, the Company recognized other than temporary impairments on loan-backed securities due to the Company’s:

December 31, 2019	Amortized Cost Prior to OTTI	OTTI
		Interest	Non-Interest	Fair Value

Intent to sell	$—	$—	$—	$—
Lack of intent to hold to recovery	—	—	—	—
Expected PV of cash flows less than cost	4,965	—	2,294	2,671

Total other-than-temporary impairments	$4,965	$—	$2,294	$2,671

In addition, during the years ended December 31, 2020 and 2019, the Company recognized realized losses of $0 related to the impairment of non-loan-backed debt securities.

REAL ESTATE  Investments in real estate consist of the Company’s home office property. As of December 31, 2020 and 2019, accumulated depreciation on real estate amounted to $27,643 and $26,118, respectively.

ALTERNATIVE ASSETS  The investment values of alternative assets are provided per the partnerships’ capital account statements. With the exception of one open-ended investment within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund result from the liquidation of the underlying assets. The period over which unredeemable investments are expected to be liquidated ranges from 5 to 10 years. As of December 31, 2020, none of these investments exceed 10% of the Company’s admitted assets. The Company recognized realized losses of $2,919 and $3,823 for the years ended December 31, 2020 and 2019, respectively, associated with other-than-temporary impairments of certain alternative assets.

2020 Statutory Financial Statements	Page 19

($ in Thousands)

Unfunded commitments for alternative assets were $356,218 and $427,924 for the years ended December 31, 2020 and 2019.

OTHER INVESTED ASSETS  The components of other invested assets as of December 31, 2020 and 2019 were as follows:

December 31,	2020	2019

LIHTC	$23,766	$31,928
Receivable for securities	2,114	16,555
Notes receivable — affiliates	430,000	420,000
Investments in affiliates	188,992	161,487
Investment in Private Funds/PMUBX	240,620	177,963
Other	1,382	1,382

Total other invested assets	$886,874	$809,315

Other invested assets-affiliated represents the Company’s investment in ISP, myWorth, PMAM, PMAM’s Private Funds/ PMUBX, and notes receivable held by the Company from JMS and PMAM.

Low Income Housing Tax Credits  The Company has no LIHTC properties under regulatory review at December 31, 2020 and 2019. There were no write-downs due to forfeiture of eligibility and there were no impairments for 2020 or 2019.

Commitments of $31 and $649 for the years ended December 31, 2020 and 2019, respectively, have been recorded in Other liabilities related to unconditional and legally binding delayed equity contributions associated with investments in LIHTC. The Company has unexpired tax credits with remaining lives ranging between 3 and 8 years and required holding periods for its LIHTC investments between 6 and 11 years.

NET INVESTMENT INCOME AND REALIZED CAPITAL GAINS/(LOSSES)  The following table summarizes the major categories of net investment income for the years ended:

December 31,	2020	2019

Income:
Bonds and preferred stock	$495,661	$494,906
Common stock — unaffiliated	6,065	7,008
Real estate	3,588	3,519
Policy loans	19,986	18,374
Alternative assets	72,013	83,159
Other invested assets	56,232	80,499
Other	9,462	10,449
Derivatives	11,187	405
IMR amortization	(1,627)	7,685

Total investment income	672,567	706,004

Expenses:
Surplus note interest	28,811	28,793
Depreciation of real estate	1,525	1,520
Other investment expenses	21,716	21,136

Total investment expenses	52,052	51,449

Net Investment Income	$620,515	$654,555

Included in the table above (Bonds and preferred stock) for 2020 is $2,603 of investment income attributable to securities disposed of as a result of a callable feature, spread over 18 securities.

Page 20	The Penn Mutual Life Insurance Company

($ in Thousands)

During 2020 and 2019, proceeds from sales of bonds, preferred stock, and common stocks, and related gross realized gains and losses on those sales were as follows for the years ended December 31:

	2020			2019

	Proceeds From Sales	Gross Realized Gains	Gross Realized Losses	Proceeds From Sales	Gross Realized Gains	Gross Realized Losses
Bonds	$3,797,420	$249,064	$30,960	$2,873,827	$147,957	$9,452
Preferred stock	9,500	—	1,686	10,525	279	5
Common stock	87,103	4,581	18,975	44,156	1,607	1,051

There was no nonadmitted accrued investment income at December 31, 2020 and 2019.

Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended:

December 31,	2020	2019

Realized capital losses	$(54,741)	$(21,665)
Less amount transferred to IMR	(130,027)	(64,290)
Less Taxes:
Transferred to IMR	27,306	13,501
Capital gains	43,081	16,148

Net Realized Capital Gains/(Losses)	$4,899	$12,976

Portions of realized capital gains and losses that were determined to be interest related were transferred to the IMR.

There were no NAIC designation 3 or below, or unrated securities sold during the year ended December 31, 2020 and reacquired within 30 days of the sale date.

Note 4.  SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC  The Company maintains separate accounts that are registered with the Securities Exchange Commission (“SEC”) for its individual variable life and annuity products with assets of $8,982,080 and $8,197,799 at December 31, 2020 and 2019, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of the Company’s Penn Series Funds and other non-proprietary funds.

Separate Accounts Not Registered with the SEC  The Company also maintains separate accounts, which are not registered with the SEC, with assets of $222,010 and $172,371 at December 31, 2020 and 2019, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Information regarding the Separate accounts of the Company, all of which are nonguaranteed, is as follows:

YEARS ENDED DECEMBER 31,	2020	2019

Premiums considerations and deposits	$350,490	$429,750
Reserves at December 31, at market value	9,090,791	8,244,402
Subject to discretionary withdrawal at market value	9,090,791	8,244,402

2020 Statutory Financial Statements	Page 21

($ in Thousands)

The following table reconciles the amounts transferred to and from the separate accounts as reported in the financial statements of the separate accounts to the amount reported in the Statements of Income and Changes in Surplus:

YEARS ENDED DECEMBER 31,	2020	2019

Transfers as reported in the financial statements of the separate accounts:
Transfers to separate accounts	$350,490	$429,750
Transfers from separate accounts	(601,954)	(813,586)

Transfers as reported in the Statements of Income	$(251,464)	$(383,836)

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and transactions. The Company reports assets and liabilities from variable life and annuity product lines into a separate account.

The assets of the separate accounts, which are legally insulated from the general account, are comprised of the following product mix as of December 31:

Product Description	2020	2019

Enhanced Deferred Individual Annuity	$7,425,298	$6,793,664
Single Life Variable Universal Life	848,592	752,478
Basic Deferred Individual Annuity	397,432	371,973
Joint Life Variable Universal Life	310,759	279,684
Deferred Group Annuity	222,009	172,371

Total	$9,204,090	$8,370,170

Certain separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid risk charges to the general account totaling $65,636 and $63,504 for the years ended December 31, 2020 and 2019, respectively and $301,982 for the five-year period between 2016 and 2020.

For the years ended December 31, 2020 and 2019, the general account of the Company has paid $1,355 and $266, respectively, towards separate account guarantees, and $3,776 cumulatively over the last five years.

Note 5.  DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company uses swaps, swaptions, futures, forward contracts, caps and options to mitigate these risks.

The Company may enter into interest rate caps, interest rate and equity futures, credit default swaps, currency swaps, forward contracts, interest rate and treasury swaps, inflation swaps and equity options that do not qualify for hedge accounting.

If entered into, the Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company may use “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities.

The company uses currency swaps to reduce market risks from changes in foreign exchange rates.

Page 22	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company uses interest rate swaps, interest rate futures, treasury swaps, treasury forwards and swaptions to reduce market risks from changes in interest rates; the Company uses inflation swaps as an economic hedge to reduce inflation risk associated with inflation-indexed liabilities.

Total return swaps, equity options and equity futures are used to hedge the company’s liability risk exposure to declines in the equity markets.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts. In addition, interest rate swaps are centrally cleared through an exchange.

For the years ended December 31, 2020 and 2019, the Company did not have any derivative instruments for which the Company has applied hedge accounting.

The following table presents the notional and fair values of derivative financial instruments that did not qualify for hedge accounting. Fair values showing a gain are reported as admitted assets. Fair values showing a loss are reported in liabilities. For the derivative instruments shown below, fair values equal carrying values except for futures. The carrying value for futures is the initial margin, which was $13,407 and $2,218 at December 31, 2020 and 2019, respectively

DECEMBER 31,		2020			2019
	Notional Value	Fair Value		Notional Value	Fair Value
		Gain	(Loss)		Gain	(Loss)

Currency swaps	$23,263	$871	$—	$24,076	$2,125	$—
Equity futures	221,321	88	(86)	37,810	34	(17)
Equity options	501,212	15,035	(60,556)	1,856,843	63,602	(103,955)
Inflation swaps	320,000	9,745	(4,523)	125,000	—	(5,688)
Interest rate futures	—	—	—	125,946	—	(156)
Interest rate swaps	11,492,999	453,460	(253,432)	10,260,800	330,505	(210,270)
Swaptions	760,000	968	(2,589)	1,680,000	575	(4,553)
Total return swaps	3,156,730	249,914	(483,745)	3,260,369	177,007	(342,015)
Treasury forwards	83,000	244	(1,301)	122,000	5,278	—
Treasury swaps	200,000	—	(10,976)	—	—	—

Total	$16,758,525	$730,325	$(817,208)	$17,492,844	$579,126	$(666,654)

2020 Statutory Financial Statements	Page 23

($ in Thousands)

YEARS ENDED DECEMBER 31,	2020		2019
	Net Investment Income	Realized Capital Gains/(Losses)	Net Investment Income	Realized Capital Gains/(Losses)

Credit default swaps	$—	$—	$(182)$	(218)
Currency swaps	689	(35)	766	(1)
Equity options	—	(30,185)	—	(16,937)
Equity futures	—	(5,601)	—	(15,036)
Inflation swaps	(1,498)	472	(1,609)	—
Interest rate futures	—	16,040	—	(4,944)
Interest rate swaps	7,001	(166,062)	(6,715)	(109,542)
Swaptions	—	6,135	—	2,020
Total return swaps	3,946	(113,942)	8,684	(14,253)
Treasury forwards	—	29,008	—	14,420
Treasury swaps	1,049	—	(539)	1,479

Total	$11,187	$(264,170)	$405	$(143,012)

1	$(362,529) and $(178,789) of the realized capital gains/(losses) were transferred to the IMR for the years ended December 31, 2020 and 2019, respectively.

The change in unrealized capital gains/(losses) for derivative instruments are as follows for the years ended December 31:

	2020	2019

Credit default swaps	$—	$401
Currency swaps	(1,254)	1,149
Equity futures	(208)	614
Equity options	(23,430)	(13,510)
Inflation swaps	10,910	1,031
Interest rate futures	1,284	2,121
Interest rate swaps	80,355	144,053
Swaptions	3,566	585
Total return swaps	(66,022)	(109,099)
Treasury forwards	(6,334)	3,565
Treasury swaps	(10,976)	585

Total	$(12,109)	$31,495

The Company offers a variety of variable annuity contracts with GMAB or GMWB (described further in Note 4). The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into various derivative instruments. The changes in value of the derivative instruments will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

CREDIT RISK  The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to minimum transfer amounts that are functions of the counterparty’s credit rating. As of December 31, 2020 and 2019, the Company was fully collateralized thereby eliminating the potential for an accounting loss. Additionally, certain agreements with counterparties allow for contracts in a positive position to be offset by contracts in a negative position. This right of offset also reduces the Company’s exposure. As of December 31, 2020 and 2019, the Company pledged net collateral of $287,408 and $212,716, respectively, in the form of securities. The cash received from held collateral that is not invested in an interest bearing money market fund is invested mainly in fixed income securities.

Page 24	The Penn Mutual Life Insurance Company

($ in Thousands)

As of December 31, 2020 and 2019, the Company pledged collateral for futures contracts of $13,407 and $2,281, respectively, in the form of cash. Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

Note 6.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET RISK

FAIR VALUE MEASUREMENT  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. Inputs to valuation techniques to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement.

The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers, iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets and liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Prices for assets classified as Level 2 are primarily provided by an independent pricing service or are internally priced using observable inputs. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models, market approach and other similar techniques. Prices may be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market but are not further corroborated with other additional observable market information.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections describe the valuation methodologies used to determine fair values as well as the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

The fair value process is monitored on a monthly basis by financial and investment professionals who utilize additional subject matter experts as applicable. The purpose is to monitor the Company’s asset valuation policies and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues, changes to valuation methodologies and pricing sources. To assess the continuing appropriateness of third party pricing service security valuations, the Company regularly monitors the prices and

2020 Statutory Financial Statements	Page 25

($ in Thousands)

reviews price variance reports. In addition, the Company performs an initial and ongoing review of the third party pricing services methodologies, reviews inputs and assumptions used for a sample of securities on a periodic basis. Pricing challenges are raised on valuations considered not reflective of market and are monitored by the Company.

BONDS  The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services or internally developed pricing.

In order to validate reasonability of valuations received from independent pricing services, prices are reviewed by investment professionals through comparison with directly observed recent market trades or color or by comparison of significant inputs used by the pricing service to the Company’s observations of those inputs in the market. In circumstances where prices from independent pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with a valuation that utilizes market information and activity. As of December 31, 2020, there were 4 debt securities carried at fair value of $1,732 that were valued in this manner. As of December 31, 2019, there were 3 debt securities carried at fair value of $4,443 that were valued in this manner.

In circumstances where market data such as quoted market prices or vendor pricing is not available, estimated fair value is calculated using internal estimates based on significant observable inputs are used to determine fair value. Inputs considered in developing internal pricing vary by type of security; however generally include: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices, as applicable. Internally priced securities using significant observable inputs are classified within Level 2 of the fair value hierarchy which generally include the Company’s investments in privately-placed corporate securities and investments in certain structured securities that are priced using observable market data. Inputs considered for these securities generally include: public corporate bond spreads, industry sectors, average life, internal ratings, security structure, liquidity spreads, credit spreads and yield curves, as applicable. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain structured securities priced using one or multiple broker quotes, asset backed trust preferred debt, auction rate securities, and certain public and private debt securities priced based on observable and unobservable inputs.

Significant inputs used in valuing the Company’s Level 3 debt securities include: issue specific credit adjustments, illiquidity premiums, estimation of future collateral performance cash flows, default rate assumptions, acquisition cost, market activity for securities considered comparable and non-binding quotes from certain market participants. Certain of these inputs are considered unobservable, as not all market participants will have access to this data.

EQUITY SECURITIES  Equity securities consist principally of investments in common and preferred stock of publicly traded companies, exchange traded funds, closed-end funds, and FHLB-PGH capital stock.

Common Stock  The fair values of most publicly traded common stock are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. Fair value for the FHLB capital stock approximates par value and is classified within Level 3 of the Company’s fair value hierarchy.

Preferred Stock  The fair values of publicly traded preferred stock are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of non-exchange traded preferred equity securities are based on prices obtained from independent pricing services.

Page 26	The Penn Mutual Life Insurance Company

($ in Thousands)

Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy. Preferred stock that is priced using less observable inputs are generally classified within Level 3 of the fair value hierarchy.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS  Short-term investments and cash equivalents carried at Level 1 consist of money market funds and investments purchased with maturities less than or equal to 12 months. These are carried at amortized cost and approximate fair value.

DERIVATIVE INSTRUMENTS  The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparties, exchanges or clearing members as applicable, utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, commodity prices, credit spreads, market volatility, expected returns and liquidity as well as other factors.

The Company’s exchange traded futures are valued using quoted prices in active markets and are classified within Level 1 in our fair value hierarchy.

Derivative positions traded in the OTC and cleared OTC derivative markets, where fair value is determined by third party independent services, are classified within Level 2. These investments include: interest rate swaps, currency swaps, Treasury swaps, interest rate caps, total return swaps, swaptions, equity options, inflation swaps, forward contracts, and credit default swaps. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors, discounted cash flow models and/or recent trading activity. Prices are reviewed by investment professionals through comparison with directly observed recent market trades, comparison with valuations estimated through use of valuation models maintained on an industry standard analytical and valuation platform, or comparison of all significant inputs used by the pricing service to observations of those inputs in the market.

SEPARATE ACCOUNT ASSETS  Separate account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification within Level 1 of the Company’s fair value hierarchy.

2020 Statutory Financial Statements	Page 27

($ in Thousands)

The following table presents the financial instruments carried at fair value by caption on the Statements of Admitted Assets, Liabilities and Surplus and by valuation hierarchy (as described above).

December 31, 2020	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
Bonds:
Corporate securities	$—	$169	$—	$169
Commercial MBS	—	1,222	—	1,222
SVO Identified Funds	532	—	—	532

Total Bonds	532	1,391	—	1,923
Preferred Stock	—	—	783	783
Common stock — unaffiliated	47,481	—	2,500	49,981
Derivatives:
Futures	88	—	—	88
Options	—	16,246	—	16,246
Swaps	—	713,991	—	713,991

Total derivatives	88	730,237	—	730,325

Total investments	48,101	731,628	3,283	783,012
Separate account assets	9,204,090	—	—	9,204,090

Total assets	$9,252,191	$731,628	$3,283	$9,987,102

Liabilities:
Derivatives:
Futures	(86)	—	—	(86)
Options	—	(64,446)	—	(64,446)
Swaps	—	(752,676)	—	(752,676)

Total liabilities	$(86)	$(817,122)	$—	$(817,208)

Page 28	The Penn Mutual Life Insurance Company

($ in Thousands)

The following table presents the financial instruments carried at fair value by caption on the Statements of Admitted Assets, Liabilities and Surplus and by valuation hierarchy (as described above).

December 31, 2019	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
Bonds:
Corporate securities	$—	$5,038	$—	$5,038
Commercial MBS	—	9,886	—	9,886
Asset-backed securities	—	195	—	195
SVO Identified Funds	9,999	—	—	9,999

Total Bonds	9,999	15,119	—	25,118
Preferred Stock	—	—	783	783
Common stock — unaffiliated	55,658	—	8,577	64,235
Derivatives:
Futures	34	—	—	34
Options	—	64,177	—	64,177
Swaps	—	514,915	—	514,915

Total derivatives	34	579,092	—	579,126

Total investments	65,691	594,211	9,360	669,262
Separate account assets	8,370,170	—	—	8,370,170

Total assets	$8,435,861	$594,211	$9,360	$9,039,432

Liabilities:
Derivatives:
Futures	(172)	—	—	(172)
Options	—	(108,508)	—	(108,508)
Swaps	—	(557,974)	—	(557,974)

Total liabilities	$(172)	$(666,482)	$—	$(666,654)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

The Company recognizes transfers into Level 3 as of the end of the period in which the circumstances leading to the transfer occurred. The Company recognizes transfers out of Level 3 at the beginning of a period in which the circumstances leading to the transfer occurred.

There were no securities transferred in or out of Level 3 for the year ended December 31, 2020.

2020 Statutory Financial Statements	Page 29

($ in Thousands)

The tables below include a rollforward of the Statements of Admitted Assets, Liabilities and Surplus amounts for the years ended December 31, 2020 and 2019 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy.

	Commercial MBS	Asset- Backed Securities	Preferred Stock	Common Stock	Total Assets

Balance January 1, 2020	$—	$—	$783	$8,577	$9,360
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—
Total gains or losses (realized/unrealized) included in:
Income/(loss)	—	—	—	—	—
Surplus	—	—	—		—
Amortization/Accretion	—	—	—	—	—
Purchases/(sales):
Purchases	—	—	—	34,800	34,800
(Sales)	—	—	—	(40,877)	(40,877)

Balance, December 31, 2020	$—	$—	$783	$2,500	$3,283

	Commercial MBS	Asset- Backed Securities	Preferred Stock	Common Stock	Total Assets

Balance January 1, 2019	$—	$—	$—	$26,463	$26,463
Transfers in	—	—	783	—	783
Transfers out	—	—	—	—	—
Total gains or losses (realized/unrealized) included in:
Income/(loss)	—	—	—	—	—
Surplus	—	—	—	—	—
Amortization/Accretion	—	—	—	—	—
Purchases/(sales):
Purchases	—	—	—	16,125	16,125
(Sales)	—	—	—	(34,011)	(34,011)

Balance, December 31, 2019	$—	$—	$783	$8,577	$9,360

The following summarizes the fair value, valuation techniques and significant unobservable inputs of the Level 3 fair value measurements that were developed as of December 31, 2020:

	Fair Value	Valuation Technique		Significant Unobservable Inputs	Rate/Range or / weighted avg.

Assets:
Investments
Preferred stock	$783	Cost		Not available	N/A

Common stock:
Unaffiliated	11	Cost		Not available	N/A
FHLB Stock	2,489	Set by issuer-FHLB-PGH	(1)	Not available	N/A

Total investments	$3,283

(1)	Fair Value approximates carrying value. The par value of the FHLB capital stock is $100 and set by the FHLB. The capital stock is issued, redeemed and repurchased at par.

Page 30	The Penn Mutual Life Insurance Company

($ in Thousands)

The following tables summarizes the aggregate fair value for all financial instruments and the level within the fair value hierarchy, in which the fair value measurements in their entirety fall, for which it is practicable to estimate fair value, at December 31:

2020	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3

Financial Assets:
Bonds	$11,972,616	$10,732,081	$541,048	$11,191,930	$239,638
Preferred stock	111,804	107,688	91,037	19,430	1,337
Common stock-unaffiliated	49,980	49,980	47,491	—	2,489
Cash and short-term investments	314,979	314,979	314,979	—	—
Derivatives	730,325	743,732	88	730,237	—
Separate Account assets	9,204,090	9,204,090	9,204,090	—	—

Financial Liabilities:
Investment-Type Contracts
Individual annuities	$2,404,895	$2,392,470	$—	$—	$2,404,895
Derivatives	817,208	817,122	86	817,122	—
Separate Account liabilities	9,204,090	9,204,090	9,204,090	—	—

2019	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3

Financial Assets:
Bonds	$11,260,298	$10,421,103	$534,105	$10,476,223	$249,970
Redeemable preferred stock	122,710	120,570	72,595	48,779	1,337
Common stock-unaffiliated	64,235	64,246	55,670	—	8,566
Cash and short-term investments	311,382	311,382	311,382	—	—
Derivatives	579,126	581,407	34	579,092	—
Separate Account assets	8,370,170	8,370,170	8,370,170	—	—

Financial Liabilities:
Investment-Type Contracts
Individual annuities	$2,474,693	$2,493,999	$—	$—	$2,474,693
Derivatives	666,654	666,654	172	666,482	—
Separate Account liabilities	8,370,170	8,370,170	8,370,170	—	—

2020 Statutory Financial Statements	Page 31

($ in Thousands)

Note 7.  LIFE RESERVES BY WITHDRAWAL CHARACTERISTICS

The withdrawal characteristics of the Company’s life reserves are illustrated below as of December 31:

	General Account			Separate Account
December 31, 2020	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to Discretionary Withdrawal,
Surrender Values, or Policy Loans:
Universal Life	$450,632	$439,441	$456,872	$—	$—	$—
Universal Life with Secondary
Guarantees	1,849,595	1,759,260	4,185,254	—	—	—
Indexed Universal Life	1,102,835	1,065,737	1,087,109	—	—	—
Indexed Universal Life with
Secondary Guarantees	124,306	117,487	236,961	—	—	—
Other Permanent Cash Value Life
Insurance	—	4,554,096	5,058,701	—	—	—
Variable Universal Life	241,981	233,651	235,586	1,197,922	1,156,686	1,156,686
Miscellaneous Reserves	—	—	73,365	—	—	—

Not Subject to Discretionary
Withdrawal or No Cash Values:
Term Policies without Cash Value	—	—	388,980	—	—	—
Accidental Death Benefits	—	—	230	—	—	—
Disability — Active Lives	—	—	25,765	—	—	—
Disability — Disabled Lives	—	—	13,759	—	—	—
Miscellaneous Reserves	—	—	35,745	—	—	—

Total	3,769,349	8,169,672	11,798,327	1,197,922	1,156,686	1,156,686
Less: Reinsurance ceded	2,685,104	2,579,699	4,488,139	—	—	—

Net	$1,084,245	$5,589,973	$7,310,188	$1,197,922	$1,156,686	$1,156,686

Page 32	The Penn Mutual Life Insurance Company

($ in Thousands)

Life reserves of $298,259 with surrender charges of 5% or more as of December 31, 2020 will have less than a 5% surrender charge in 2021.

	General Account			Separate Account
December 31, 2019	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to Discretionary Withdrawal,
Surrender Values, or Policy Loans:
Universal Life	$406,742	$394,879	$459,265	$—	$—	$—
Universal Life with Secondary
Guarantees	1,818,866	1,715,014	3,962,633	—	—	—
Indexed Universal Life	973,686	923,822	947,121	—	—	—
Indexed Universal Life with
Secondary Guarantees	113,662	105,795	211,416	—	—	—
Other Permanent Cash Value Life
Insurance	—	3,808,674	4,205,259	—	—	—
Variable Universal Life	208,738	204,648	202,331	1,036,947	1,027,444	1,027,444
Miscellaneous Reserves	—	—	35,152	—	—	—

Not Subject to Discretionary
Withdrawal or No Cash Values:
Term Policies without Cash Value	—	—	364,301	—	—	—
Accidental Death Benefits	—	—	235	—	—	—
Disability — Active Lives	—	—	23,244	—	—	—
Disability — Disabled Lives	—	—	14,217	—	—	—
Miscellaneous Reserves	—	—	25,312	—	—	—

Total	3,521,694	7,152,832	10,450,486	1,036,947	1,027,444	1,027,444
Less: Reinsurance ceded	1,853,714	1,756,805	3,360,740	—	—	—

Net	$1,667,980	$5,396,027	$7,089,746	$1,036,947	$1,027,444	$1,027,444

Note 8.  RESERVES AND FUNDS FOR PAYMENT OF ANNUITY BENEFITS

The Company’s separate accounts are non-guaranteed. The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts are illustrated below as of December 31:

2020	General Account	Separate Account	Total	% of Total

Subject to discretionary withdrawal-with adjustments:
With fair value adjustment	$—	$—	$—	—%
At book value less surrender charges	168,479	—	168,479	2%
At fair value	—	7,716,170	7,716,170	71%

Subtotal	168,479	7,716,170	7,884,649	72%

At book value — without adjustment	1,655,252	—	1,655,252	15%
Not subject to discretionary withdrawal	1,122,071	217,935	1,340,006	12%

Total annuity reserves and deposit liabilities gross	2,945,802	7,934,105	10,879,907	100%

Less: Reinsurance ceded	135,510	—	135,510

Total Annuity Reserves and Deposit Liabilities, Net	$2,810,292	$7,934,105	$10,744,397

2020 Statutory Financial Statements	Page 33

($ in Thousands)

Annuity and deposit-type contract reserves of $17,826 with surrender charges of 5% or more as of December 31, 2020 will have less than a 5% surrender charge in 2021.

2019	General Account	Separate Account	Total	% of Total

Subject to discretionary withdrawal-with adjustments:
With fair value adjustment	$—	$—	$—	—%
At book value less surrender charges	157,988	—	157,988	2%
At fair value	—	7,050,706	7,050,706	68%

Subtotal	157,988	7,050,706	7,208,694	70%

At book value — without adjustment	1,782,278	—	1,782,278	17%
Not subject to discretionary withdrawal	1,140,322	166,252	1,306,574	13%

Total annuity reserves and deposit liabilities gross	3,080,588	7,216,958	10,297,546	100%

Less: Reinsurance ceded	3,851	—	3,851

Total Annuity Reserves and Deposit Liabilities, Net	$3,076,737	$7,216,958	$10,293,695

The following summarizes total annuity actuarial reserves and liabilities for deposit-type contracts at December 31:

	2020	2019

Statutory Statements of Admitted Assets, Liabilities and Surplus:
Policyholders’ reserves — group annuities	$182,504	$198,893
Policyholders’ reserves — individual annuities	2,076,915	2,211,708
Liabilities for deposit-type contracts	505,756	650,216
VM-21 reserves	45,117	15,920

Subtotal	2,810,292	3,076,737

Separate Account Annual Statement:
Annuities	7,934,105	7,216,958
Supplementary contracts with life contingencies	—	—
Other annuity contract-deposit-funds	—	—

Subtotal	7,934,105	7,216,958

Total Reserves	$10,744,397	$10,293,695

As of December 31, 2020 and 2019, the Company has recorded reserves of $0 and $150,479, respectively, related to outstanding borrowings from the FHLB-PGH classified as funding agreements.

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum return upon death as follows:

RETURN OF PREMIUM  provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase payments.” This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP  provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR  provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

Page 34	The Penn Mutual Life Insurance Company

($ in Thousands)

The following table summarizes the account values and net amount at risk (death benefit in excess of account value), net of reinsurance for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2020	2019

Account value	$7,184,525	$7,248,174
Net amount at risk	13,129	17,851

The Company has variable annuity contracts that have GMAB, GMWB, and GMAB/GMWB Rider options. The Company also has fixed indexed annuity contracts that have GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The GMWB riders are also available with inflation or death benefit protection. The benefit base is calculated as the maximum of principal increase at a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this rider has an inflation adjustment applied to the Guaranteed Withdrawal Amount.

The following table summarizes the account values for the different benefit types as of December 31, 2020:

Rider Type	Contracts	Fund Value	Cash Value

GMAB	1,725	$283,251	$275,573
GMWB	12,581	3,038,652	2,976,734
GMWB w/ DB	1,070	234,075	229,316
GMWB w/ inflation	11,409	2,527,472	2,501,730
GMWB w/ inflation w/ DB	270	56,640	55,388
GMAB/GMWB	2,630	535,179	534,807

Total	29,685	$6,675,269	$6,573,548

The following table summarizes the account values for the different benefit types as of December 31, 2019:

Rider Type	Contracts	Fund Value	Cash Value

GMAB	1,767	$253,785	$246,223
GMWB	12,550	2,698,931	2,635,894
GMWB w/ DB	1,084	216,896	211,416
GMWB w/ inflation	11,745	2,358,235	2,329,171
GMWB w/ inflation w/ DB	268	51,519	50,032
GMAB/GMWB	2,835	522,751	522,210

Total	30,249	$6,102,117	$5,994,946

Variable annuity reserves for living and death benefits are based on the methodology specified in Valuation Manual – 21: Requirements for Principle-Based Reserves for Variable Annuities (VM-21), which specifies the reserve as the Company Stochastic Reserve plus the Additional Standard Projection Amount. The individual policy reserve is floored at cash surrender value. The Company Stochastic Reserve is based on the Conditional Tail Expectation (“CTE”) 70% of 1,000 stochastically generated interest rate and equity return scenarios. Prudent estimate assumptions including margins for uncertainty are used to calculate the Company Stochastic Reserve. Key assumptions needed in valuing the liability include full withdrawals, partial withdrawals, mortality, the Consumer Price Index, investment management fees and revenue sharing, expenses, fund allocations and other policyholder

2020 Statutory Financial Statements	Page 35

($ in Thousands)

behavior. The Additional Standard Projection Amount requires prescribed assumptions to be used in place of company assumptions for most key assumptions. The reserve also requires the projection of in-force general account assets and assets from reinvested cash flows. The key assumptions needed in valuing the assets, including the maximum reinvestment earned rate spreads and default rates, are prescribed. In addition, the method for projecting interest rates and equity returns is prescribed for both the Company Stochastic Reserve calculation and the Additional Standard Projection Amount calculation. The final reserve balance for policies that fall within the scope of VM-21, which covers both Living and Death Benefit guarantees, is $7,124,398 and $7,141,715, as of December 31, 2020 and 2019, respectively. During 2020 and 2019, there was no release of reserves as a result of the annual assumption review.

Fixed indexed annuity reserves for living benefits are based on the methodology specified in Actuarial Guideline XXXV, which specifies the reserve as the sum of the non-elective benefit reserve and the elective benefit reserve. The elective benefit reserve is calculated using the elective benefit path that results in the highest present value of future benefits. The final reserve balance for policies that fall within the scope of Actuarial Guideline XXXV is $73,661 and $76,191, as of December 31, 2020 and 2019, respectively.

Note 9.  BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS  The Company has both funded (“qualified pension plan”) and unfunded (“nonqualified pension plans”) non-contributory defined benefit pension plans covering all eligible employees (collectively, the “pension plans”). The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act (“ERISA”) of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified pension plan and nonqualified Tax Equity and Fiscal Responsibility Act (“TEFRA”) pension plans. Therefore, no further benefits are accrued for participants.

Effective December 31, 2019, the Vantis qualified pension plan was merged into the funded non-contributory defined benefit pension plan of its parent, the Company. As a result of the merger, assets of $11,227 and liabilities of $13,551 transferred from the Vantis plan to the pension plan of the Company. The Company recognized a settlement loss totaling $2,324; $1,307 is included in other expenses in the Statements of Income and $1,017 is included as a reduction to surplus in the Change in funded status of postretirement plans in Statements of Changes in Capital and Surplus.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS  The Company provides certain life insurance and health care benefits (“other postretirement healthcare plans”) for its retired employees and financial professionals, and their beneficiaries and covered dependents.

OTHER PLANS  The Company has non-qualified deferred compensation plans that permit eligible key employees, financial professionals, and trustees to defer portions of their compensation to these plans. Certain Company contributions in excess of allowable qualified plan limits may also be credited to these plans. Company contributions are recorded as expenses and earnings/(losses) on investments are recorded to interest credited to policyholder funds in the Statements of Income and Changes in Surplus.

BENEFIT OBLIGATIONS  Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary increases. Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Page 36	The Penn Mutual Life Insurance Company

($ in Thousands)

The following table sets forth the plans’ change in projected benefit obligation of the defined benefit pension and other postretirement plans as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$200,159	$169,233	$17,421	$16,197
Service cost	—	—	298	273
Interest cost	5,536	6,503	444	595
Actuarial loss/(gain)	13,547	21,107	541	1,373
Benefits paid	(10,814)	(10,235)	(937)	(1,017)
Plan merger	—	13,551	—	—

Projected benefit obligation at end of year	$208,428	$200,159	$17,767	$17,421

The discount rate was 2.49% at December 31, 2020 and 3.29% at December 31, 2019, which resulted in an actuarial loss on the benefit obligation for the Pension Plans during 2020.

The discount rate was 2.45% at December 31, 2020 and 3.19% at December 31, 2019 which resulted in an actuarial loss on the benefit obligation for Other Postretirement Healthcare Plans during 2020.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were as follows as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Discount rate(1)	2.49%	3.29%	2.45%	3.19%
Rate of compensation increase	N/A	N/A	N/A	N/A

(1) 2020 discount rates are 2.13%, 2.02%, and 0.89% for the various Nonqualified Pension Plans.

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

The assumed health care cost trend rates used in determining the benefit obligation for the other postretirement healthcare plans were as follows as of December 31:

	2020		2019
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	6.20%	6.50%	6.50%	6.80%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027	2027	2027

2020 Statutory Financial Statements	Page 37

($ in Thousands)

PLAN ASSETS  The change in plan assets of pension plans and other postretirement healthcare plans represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31:

	Pension Benefits		Other Benefits
	2020	2019	2020	2019

Change in plan assets:
Fair value of plans assets at beginning of year	$213,878	$180,814	$—	$—
Actual return on plan assets	18,371	29,464	—	—
Employer contribution	2,640	2,608	937	1,017
Benefits paid	(10,814)	(10,235)	(937)	(1,017)
Plan Merger	—	11,227	—	—

Fair value of plan assets at end of year	$224,075	$213,878	$—	$—

The plan assets of the qualified pension plan consist primarily of investments in mutual funds through a group annuity contract with the Company. The fair value of those funds is based upon quoted prices in an active market, resulting in a classification of Level 1. The qualified pension plan also invested in bond funds that are managed by a subsidiary of the Company. The fair value of these funds are based upon the net asset value used as a practical expedient obtained from the investment manager, resulting in a classification of Level 2.

The following table presents the financial instruments carried at fair value in the Company’s qualified pension plan assets as of December 31, 2020:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity funds	$87,754	$—	$—	$87,754
Bond funds	122,007	6,140	—	128,147
Money market funds	8,174	—	—	8,174

Total	$217,935	$6,140	$—	$224,075

The following table presents the financial instruments carried at fair value in the Company’s qualified pension plan assets as of December 31, 2019:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity funds	$81,843	$—	$—	$81,843
Bond funds	75,548	47,626	—	123,174
Money market funds	8,861	—	—	8,861

Total	$166,252	$47,626	$—	$213,878

The Company’s overall investment strategy with respect to pension assets is growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objectives over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. The target allocation for 2020 and 2019 was a 40%-60%/40%-60% allocation between equity and bond funds. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.

Page 38	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company’s qualified pension plan asset allocation and target allocations at December 31, 2020 and 2019 are as follows:

	2020 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2020	2019

Equity funds	40.0%	39.2%	38.3%
Bond funds	60.0%	57.2%	57.6%
Money market funds	—%	3.6%	4.1%

Total	100.0%	100.0%	100.0%

The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets, and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher net periodic benefit cost.

AMOUNTS RECOGNIZED IN THE STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS

The funded status of the defined benefit pension plans and other postretirement healthcare plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial gains or losses and unrecognized prior service costs or credits.

The following table sets forth the funded status of the plans as of December 31, 2020 and 2019 as of the measurement date:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Benefit obligation	$(208,428)	$(200,159)	$(17,767)	$(17,421)
Fair value of plan assets	224,075	213,878	—	—

Funded Status	$15,647	$13,719	$(17,767)	$(17,421)

The funded status reconciles to amounts reported in the Statement of Admitted Assets, Liabilities and Surplus as follows as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Prepaid pension asset (nonadmitted)	$39,949	$39,456	$—	$—
Accrued benefit cost and liability for benefits recognized (other liabilities)	(24,302)	(25,737)	(17,767)	(17,421)

Funded Status	$15,647	$13,719	$(17,767)	$(17,421)

2020 Statutory Financial Statements	Page 39

($ in Thousands)

The breakout of the fair value of plan assets, projected benefit obligation and accumulated benefit obligation for plans in an overfunded status, where the fair value exceeded the projected benefit obligation, and plans in an underfunded status, where the projected benefit obligation exceeded the fair value of plan assets were as follows as of December 31:

	Overfunded Pension Plans		Underfunded Pension Plans
	2020	2019	2020	2019

Projected benefit obligation	$(184,126)	$(174,422)	$(24,302)	$(25,737)
Fair value of plan assets	224,075	213,878	—	—

Funded Status	39,949	39,456	(24,302)	(25,737)

Accumulated benefit obligation	$(184,126)	$(174,422)	$(24,302)	$(25,737)

SURPLUS ITEMS NOT YET RECOGNIZED  The amounts in surplus that have not yet been recognized as part of net periodic benefit cost/(credit) were as follows as of December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Unrecognized prior service cost	$143	$163	$1,066	$1,507
Unrecognized actuarial (gain)/loss	57,325	48,882	(1,886)	(2,545)

Total	$57,468	$49,045	$(820)	$(1,038)

The following represents activity relating to amounts recognized in surplus or included in the remaining unrecognized transition liability from the adoption of SSAP No. 92, “Accounting for Postretirement Benefits Other Than Pensions,” during the year ended December 31, 2020 and 2019, including reclassification adjustments for those amounts recognized as components of net periodic benefit cost/(credit), for the years ended December 31:

	Pension Benefits		Other Benefits
	2020	2019	2020	2019

Items not yet recognized as a component of net periodic benefit cost/(credit) — prior year	$49,045	$45,411	$(1,038)	$(2,411)
Net prior service cost arising during the period	—	—	—	—
Net prior service (cost)/credit recognized to net periodic benefit cost/(credit)	(20)	—	(441)	(246)
Net prior service cost (credit) plan merger to net periodic benefit cost	—	163	—	—
Net actuarial loss/(gain) arising during the period	9,844	4,024	541	1,373
Net actuarial (loss) recognized to net periodic benefit cost/(credit)	(1,401)	(1,407)	118	246
Net actuarial gains (losses) from Plan Merger recognized to net periodic benefit cost	—	854	—	—

Items not yet recognized as a component of net periodic benefit cost — current year	$57,468	$49,045	$(820)	$(1,038)

Page 40	The Penn Mutual Life Insurance Company

($ in Thousands)

Amounts in surplus expected to be recognized as components of net periodic benefit cost/(credit) in 2021 are as follows:

	Pension Plans	Other Postretirement Healthcare Plans

Amortization of net prior service credit	$20	$441
Amortization of actuarial net (gain)/loss	1,852	(118)

NET PERIODIC BENEFIT COST/(CREDIT)  The components of net periodic benefit cost/(credit) were as follows for the years ended December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Service cost	$—	$—	$298	$273
Interest cost	5,536	6,503	444	595
Expected return on plan assets	(14,669)	(12,380)	—	—
Amortization of prior service cost/(credit)	20	—	441	246
Amortization of actuarial losses/(gains)	1,401	1,407	(118)	(246)

Total net periodic benefit (credit)/cost	$(7,712)	$(4,470)	$1,065	$868

The weighted-average assumptions used to determine net periodic benefit cost/(credit) were as follows for the years ended December 31:

	Pension Plans		Other Postretirement Healthcare Plans
	2020	2019	2020	2019

Discount rate for benefit obligations	3.28%	4.29%	3.24%	3.19%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A

The assumed health care cost trend rates used in determining net periodic benefit cost were as follows for the years ended December 31:

	2020		2019
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	6.50%	6.80%	6.80%	7.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027	2025	2025

ACTUAL CONTRIBUTIONS AND BENEFITS The contributions made and the benefits paid from the plans at December 31 were as follows:

	Pension Benefits		Other Benefits
	2020	2019	2020	2019

Employer Contributions	$2,440	$2,608	$937	$1,017
Benefits Paid	$(10,814)	$(10,235)	$(937)	$(1,017)

2020 Statutory Financial Statements	Page 41

($ in Thousands)

CASH FLOWS  The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2021, the Company expects to make the minimum required contribution to the qualified pension plan, currently estimated to be $0. The Company expects to contribute to the nonqualified pension plans and other postretirement healthcare plans in amounts equal to the expected benefit costs of approximately $11,597 and $1,265, respectively. The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations as of December 31, 2020 and 2019. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plans	Other Post Retirement Healthcare Plans

2021	$11,597	$1,265
2022	11,432	1,266
2023	11,482	1,245
2024	11,508	1,217
2025	11,555	1,194
Years 2026-2030	57,639	5,557

Total	$115,213	$11,744

DEFINED CONTRIBUTION PLANS  The Company maintains three defined contribution pension plans for substantially all of its employees and full-time financial professionals. For two plans, designated contributions of up to 6% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time financial professionals. For the years ended December 31, 2020, and 2019, the expense recognized for these plans was $8,610 and $8,460 respectively.

Note 10.  FEDERAL INCOME TAXES

The Company follows Statement of Statutory Accounting Principles No. 101 — Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 includes a calculation for the limitation of gross deferred tax assets for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2020 and 2019.

The Company is required to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable income exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused; although the realization is not assured, management believes it is more likely than not that the deferred tax assets, will be realized. The Company has not recorded a valuation allowance as of December 31, 2020 and 2019.

Page 42	The Penn Mutual Life Insurance Company

($ in Thousands)

The components of deferred tax asset (DTAs) and deferred tax liabilities (DTLs) recognized by the Company are as follows as of December 31:

Description	2020			2019

	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$435,105	$11,362	$446,467	$372,227	$11,657	$383,884

Adjusted gross DTAs	435,105	11,362	446,467	372,227	11,657	383,884
Adjusted gross DTAs nonadmitted	(75,774)	—	(75,774)	(45,506)	—	(45,506)

Subtotal admitted adjusted DTA	359,331	11,362	370,693	326,721	11,657	338,378
Gross DTL	(119,704)	(45,437)	(165,141)	(113,966)	(33,247)	(147,213)

Net admitted DTA/(DTL)	$239,627	$(34,075)	$205,552	$212,755	$(21,590)	$191,165

Description	Changes during 2020

	Ordinary	Capital	Total
Gross DTAs/(DTLs)	$62,878	$(295)	$62,583
Adjusted gross DTAs	62,878	(295)	62,583
Adjusted gross DTAs nonadmitted	(30,268)	—	(30,268)

Subtotal admitted adjusted DTA/(DTL)	32,610	(295)	32,315
Gross DTL	(5,738)	(12,189)	(17,927)

Net admitted DTA/(DTL)	$26,872	$(12,484)	$14,388

Admitted DTAs are comprised of the following admission components based on paragraph 11 of SSAP No. 101 as of December 31:

Description	2020			2019

	Ordinary	Capital	Total	Ordinary	Capital	Total
Admitted DTA 3 Years:
Federal income taxes that can be recovered:
Remaining adjusted gross DTAs expected to be realized in 3 years (lesser of 1 or 2):	$194,190	$11,362	$205,552	$179,508	$11,657	$191,165
1. Adjusted gross DTA expected to be realized	194,190	11,362	205,552	179,508	11,657	191,165
2. Adjusted gross DTA allowed per limitation threshold	—	—	306,605	—	—	268,670
Adjusted gross DTA offset by existing DTLs	165,141	—	165,141	147,213	—	147,213

Total admitted DTA realized within 3 years	$359,331	$11,362	$370,693	$326,721	$11,657	$338,378

2020 Statutory Financial Statements	Page 43

($ in Thousands)

Description	Changes during 2020

	Ordinary	Capital	Total
Admitted DTA 3 years:
Federal income taxes that can be recovered:
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):	$14,682	$(295)	$14,387
1. Adjusted gross DTA to be realized	14,682	(295)	14,387
2. Adjusted gross DTA allowed per limitation threshold	—	—	—
Adjusted gross DTA offset by existing DTLs	17,929	—	17,929

Total admitted DTA realized within 3 years	$32,611	$(295)	$32,316

The authorized control level RBC and total adjusted capital computed without net deferred tax assets utilized when determining the amount of admissible net deferred tax assets was as follows:

December 31	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	456%	454%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,456,023	$2,116,827

The impact of tax planning strategies on the determination of adjusted gross DTAs and net admitted DTAs is as follows:

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Adjusted gross DTAs	72%	100%	73%	67%	100%	68%	6%	—%	5%
Net admitted DTAs	93%	100%	93%	88%	100%	88%	5%	—%	5%

The Company’s tax planning strategies does not include the use of reinsurance. There are no temporary differences for which a DTL has not been established.

Significant components of income taxes incurred

Current income taxes incurred consist of the following major components for the years ended December 31:

Description	2020	2019

Current federal income tax expense/(benefit)	$(39,373)	$(73,310)
Income tax effect on realized capital gains/(losses)	43,081	29,649

Federal and foreign income taxes incurred	$3,708	$(43,661)

As reported on the capital gains and losses, net of tax as disclosed within the income statement, the Company’s accounting policy is to record tax expense or benefit as calculated pursuant to the Internal Revenue Code, adjusted for taxes transferred to the IMR reserve.

Page 44	The Penn Mutual Life Insurance Company

($ in Thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows as of December 31:

	2020	2019	Change

DTAs resulting in book/tax differences in:
Ordinary:
Future policy benefits	$93,068	$92,717	$351
DAC	110,025	93,702	16,323
Deferred compensation	33,261	28,870	4,391
Nonadmitted assets	13,441	14,229	(788)
AMT credits	—	478	(478)
LIHTC credits	73,953	70,350	3,603
NOL Carryforward	—	14,567	(14,567)
Coinsurance transaction	2,800	4,417	(1,617)
PML Reserve Financing	36,343	36,343	—
PML Reinsurance	66,867	12,618	54,249
Other — ordinary	5,347	3,936	1,411

Subtotal — Gross ordinary DTAs	435,105	372,227	62,878
Nonadmitted ordinary DTAs	(75,774)	(45,506)	(30,268)

Admitted ordinary DTAs	359,331	326,721	32,610
Capital:
OTTI on Investments	11,362	11,657	(295)

Gross capital DTAs	11,362	11,657	(295)

Admitted capital DTAs	11,362	11,657	(295)

Admitted DTAs	370,693	338,378	32,315
DTLs resulting in book/tax differences in:
Ordinary:
Investments — ordinary	(82,004)	(70,789)	(11,215)
Future Policy Benefits — 8 year spread	(30,179)	(36,219)	6,040
Other	(7,521)	(6,958)	(563)

Ordinary DTLs	(119,704)	(113,966)	(5,738)
Capital:
Alternative asset investments	(31,613)	(27,688)	(3,925)
Other	(13,824)	(5,559)	(8,265)

Capital DTLs	(45,437)	(33,247)	(12,190)

DTLs	(165,141)	(147,213)	(17,928)

Net deferred tax asset	$205,552	$191,165	$14,387

2020 Statutory Financial Statements	Page 45

($ in Thousands)

The change in deferred income taxes, exclusive of the effect of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statements of Changes in Surplus, is comprised of the following:

	2020	2019	Change

Total deferred tax assets	$446,467	$383,884	$62,583
Total deferred tax liabilities	(165,141)	(147,213)	(17,928)

Net deferred tax asset	$281,326	$236,671	$44,655

Tax effect of net unrealized gains/(losses)			8,264
Tax effect of postretirement liability			(1,815)

Change in net deferred income tax			$51,104

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing the differences as of December 31, 2020 are as follows:

Description	Amount	Tax Effect	Effective Tax Rate

Loss before taxes	$(92,883)	$(19,505)	21.00%
Income from affiliates	(29,379)	(6,170)	6.64%
Separate account dividend received deduction	(42,537)	(8,933)	9.62%
LIHTC	—	(10,370)	11.16%
Executive benefits	(6,820)	(1,432)	1.54%
IMR tax adjustment	1,627	342	-0.37%
Dividends received deduction	(4,136)	(869)	0.94%
Other	(2,180)	(459)	0.49%

Total	$(176,308)	$(47,396)	51.03%

Federal income taxes incurred		$(39,373)	42.39%
FIT expense/(benefit) on realized capital gains/losses		70,387	(75.78)%
FIT in IMR gains/losses		(27,306)	29.40%
Change in net deferred income tax		(51,104)	55.02%

Total Statutory Taxes		$(47,396)	51.03%

The effective tax rate is primarily driven by the following components: (1) the reversal of income from affiliates, the tax on which is recorded in their separate company financial statements, (2) the separate account dividends received deduction, and (3) low income housing tax credits.

For the year ended December 31, 2020, the company utilized $16,283 (including $1,716 of true-up related to the filing of the 2019 tax return) of net operating loss carryforwards available from 2015 and 2016. In addition, the Company utilized $6,582 of the total LIHTC available of $70,350 as of December 31, 2019 that will expire starting in 2030.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) provides for all Alternative Minimum Tax (“AMT”) credits to be treated as refundable beginning with the filing of the 2019 tax return. At December 31, 2020, the Company had a current year recoverable of $1,976 with no credit carryforwards.

There was no income tax expense for 2020, 2019 and 2018 that is available for recoupment in the event of future net losses. The Company has not made any deposits regarding the suspension of running interest (protective deposits) pursuant to Internal Revenue Code Section 6603.

Page 46	The Penn Mutual Life Insurance Company

($ in Thousands)

The Company’s federal income tax return is consolidated with its majority owned subsidiaries listed below. The method of tax allocation among the companies is subject to a written agreement, whereby the tax allocation is made on a benefits for loss basis. The tax share agreement allows for each direct Subsidiary of Parent that owns stock of another Subsidiary to be treated as the Intermediate Parent of the Intermediate Parent Group.

A listing of the companies included in the consolidated return is as follows:

Penn Insurance & Annuity Company

PIA Reinsurance Company of Delaware I

Tax years 2017 and subsequent are subject to audit by the Internal Revenue Service.

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits, as a component of tax expense. During the years ended December 31, 2020 and 2019, the Company did not recognize or accrue penalties or interest.

The Company had no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within the next twelve months of the reporting date.

Note 11.  REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance ceded permits recovery of a portion of losses from reinsurers.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Direct	Assumed	Ceded	Net Amount

December 31, 2020:
Premium and annuity considerations	$2,160,387	$9,855	$2,768,602	$(598,360)
Reserves and funds for payment of insurance and annuity benefits	14,981,770	3,331	4,854,989	10,130,112

December 31, 2019:
Premium and annuity considerations	$2,146,875	$8,235	$995,811	$1,159,299
Reserves and funds for payment of insurance and annuity benefits	13,775,179	3,389	3,602,285	10,176,283

The Company entered into a coinsurance funds withheld agreement with a certified, non-affiliated reinsurer, effective June 30, 2020, and amended October 1, 2020, to coinsure an existing block of Term and Universal Life policies on a quota share basis. In addition, this agreement reinsured on a YRT basis certain Universal Life policies on a quota share basis. The agreement generated an after-tax gain of $238,580, that was a direct increase to surplus and will be amortized into income.

The Company entered into a coinsurance fund withheld agreement with an authorized, non-affiliated reinsurer, effective September 30, 2017, to coinsure an existing block of whole life policies on a 20% quota share basis. In addition to the whole life policies, this agreement reinsured on a YRT basis certain Universal Life policies on a 85% quota share basis. The agreement generated an after-tax gain of $61,750, that was a direct increase to surplus and will be amortized into income. The agreement was amended on April 1, 2020 and generated an additional after-tax gain of $19,750, that was a direct increase to surplus and will be amortized into income.

The Company has entered into an indemnity reinsurance agreement with a single non-affiliated reinsurer, whereby the Company cedes its risk associated with the Disability Income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the reinsurer, and the assets were placed in a trust that names the Company as beneficiary. As of December 31, 2020 and 2019, the Company had a related reserve credit of $179,647

2020 Statutory Financial Statements	Page 47

($ in Thousands)

and $182,341, respectively, which was secured by investment grade securities with a market value of $282,550 and $257,154, respectively, held in trust.

The Company entered into a coinsurance agreement with an authorized, non-affiliated reinsurer, effective January 1, 2013, to coinsure an existing block of guaranteed term products. The coinsurance agreement generated an after-tax gain of $30,200, which was a direct increase to surplus and will be amortized into income.

INTERCOMPANY REINSURANCE  The Company maintains various reinsurance agreements with affiliates. The following table summarizes premium and reserves balances associated with such agreements as of and for the years ended December 31:

		Assumed/(Ceded)
		2020		2019
	Affiliate	Premium	Reserves	Premium	Reserves

Coinsurance Modified Coinsurance	PIANY	$(873,286)	$(174,872)	$—	$—
YRT — Over retention	PIANY	1,576	154	—	—
Coinsurance Funds Withheld	PIA	(36,560)	(1,370,240)	(39,278)	(1,291,692)
Coinsurance — Inforce	PIA	(46,680)	(485,990)	(54,750)	(429,976)
Coinsurance	PIA	(112,295)	(1,101,466)	(137,447)	(973,754)
YRT — Over retention	PIA	3,284	384	2,923	356

Total		$(1,063,961)	$(3,132,030)	$(228,552)	$(2,695,066)

Coinsurance Modified Coinsurance  Effective April 1, 2020, PML ceded to PIANY an inforce block of New York issued variable universal life and variable deferred annuity policies. The Company ceded 100% of the insurance risk, gross of inuring reinsurance.

YRT Over Retention  Effective April 1, 2020, the Company assumed from PIANY the policies included in the inforce block of New York variable universal life policies that resulted in retention greater than $300 per life, up to $5,000.

Coinsurance Funds Withheld  At December 31, 2014, the Company entered into a contract to cede reserves pursuant to transactions subject to the requirements of Section 7 of the NAIC XXX and AXXX Reinsurance Model Regulation. PIA contemporaneously reinsured the policies to PIA Reinsurance Company of Delaware I (“PIAre I”), an authorized, affiliated reinsurer. The agreement generated an after-tax gain of $173,062, that was a direct increase to surplus and is amortized into income as earnings emerge.

Coinsurance — Inforce  Effective January 1, 2015, PML ceded to PIA an inforce block of single life index universal life policies. The Company ceded 100% of the risk, net of inuring reinsurance. The after-tax gain of $20,814 was a direct increase to surplus and has been fully amortized into income.

Coinsurance  The Company cedes certain insurance risks to PIA on a coinsurance basis.

YRT Over Retention  The Company assumed from PIA policies issued after October 1, 2006 and before October 1, 2014 that resulted in retention greater than $1,000 per life.

Page 48	The Penn Mutual Life Insurance Company

($ in Thousands)

Note 12.  RELATED PARTIES

The Company holds revolving loan agreements with affiliates.

Affiliate	Effective Date	Maturity Date	Maximum Amount	Current Interest Rate

JMS	March 2009	March 2028	$65,000	Market Based at time of draw
JMS	September 2016	September 2036	100,000	8%
JMS	December 2018	December 2038	130,000	8%
JMS	December 2018	December 2038	100,000	8%
PMAM	July 2019	July 2039	100,000	Market Based at time of draw

The Company recorded $34,964 and $26,079 in interest income on these notes for the years ended December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, the Company had outstanding principle receivables of $430,000 and $420,000 and interest receivables of $7,769 and $7,791, respectively, relating to these agreements.

The Company’s investment in PMAM’s Private Funds/PMUBX at December 31, 2020 and 2019 of $3,947 and $177,963, respectively, represents a majority ownership of the funds and are considered affiliates.

The Company’s unconsolidated subsidiaries had combined assets of $12,943,305 and $11,458,148 and combined liabilities of $11,629,656 and $10,567,579 as of December 31, 2020 and 2019, respectively. The admitted value of the Company’s investments in subsidiaries includes goodwill of $60,525 and $61,247 and other intangible assets of $4,565 and $6,622 at December 31, 2020 and 2019, respectively. Outstanding goodwill for an affiliate of $15,516 was fully impaired in 2019.

The Company made the following capital contributions and received the following returns of capital for 2020 and 2019, respectively:

December 31	2020		2019
	Capital Contributions	Return of Capital	Capital Contributions	Return of Capital

PIA	$30,000	$—	$30,000	$—
Vantis	—	19,448	30,000	—
PIANY	5,000	—	—	—
myWorth	—	226	3,600	—

Capital contributions and return of capital were in the form of cash, with the exception of the Vantis $19,448 return of capital, which was in the form of stock of PIANY.

Under a variety of intercompany agreements, the Company provides its subsidiaries with administrative services, leases, and accounting services. For 2020 and 2019, the total expenses incurred by subsidiaries under these agreements were $75,811 and $52,205, respectively. The Company received services from its subsidiary, Vantis, during 2020 and incurred expenses of $3,544. The net amount due to the Company was $17,992 and $17,269 at December 31, 2020 and December 31, 2019, respectively. Under the terms of an investment management agreement, the Company incurred expenses from PMAM of $11,830 and $10,845 for 2020 and 2019, respectively.

Note 13.  COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

LITIGATION  The Company and its subsidiaries are involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

2020 Statutory Financial Statements	Page 49

($ in Thousands)

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses.

GUARANTY FUNDS  The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2020 and 2019 was $175 and $175, respectively. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

LEASES  The Company has entered into other leases, primarily for field offices.

As of December 31, 2020 future minimum payments under noncancellable leases are as follows:

For the year ending:

2021	$11,288
2022	$9,508
2023	$7,412
2024	$6,078
Thereafter	$7,479

Rent expense was $40,391 and $19,263 as of December 31, 2020 and December 31, 2019, respectively. Included in the 2020 expense was a charge of $22,989 related to terminated leases and related costs.

COMMITMENTS  In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2020, the Company had outstanding commitments totaling $356,218 relating to these investment activities. The fair value of these commitments approximates the face amount.

Note 14.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2020 and through the financial statement issuance date of February 18, 2021 and has determined that there were no other significant events requiring recognition in the financial statements and no additional events requiring disclosure in the financial statements.

Page 50	The Penn Mutual Life Insurance Company

About The Penn Mutual Life Insurance Company Penn Mutual helps people become stronger. Our expertly crafted life insurance is vital to long-term financial health and strengthens people’s ability to enjoy every day. Working with our trusted network of financial professionals, we take the long view, building customized solutions for individuals, their families, and their businesses. Penn Mutual supports its financial professionals with retirement and investment services through its wholly owned subsidiary Hornor, Townsend & Kent, LLC, member FINRA/SIPC. Visit Penn Mutual at www.pennmutual.com. © 2021 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com PM8673 05/21

Part C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities - December 31, 2020

Statements of Operations - For the Year Ended December 31, 2020

Statements of Changes in Net Assets - For the Years Ended December 31, 2020 and 2019

Notes to Financial Statements – December 31, 2020

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors

Statements of Admitted Assets, Liabilities and Surplus for the Years Ended December 31, 2020 and 2019

Statements of Income and Changes in Surplus for the Years Ended December 31, 2020 and 2019

Statements of Cash Flows for the Years Ended December 31, 2020 and 2019

Notes to Financial Statements

(b)	Exhibits

1. (a)

Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of Penn Mutual Variable Annuity Account III (the “Registrant”). Incorporated herein by reference to Exhibit 1(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)

Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62825), as filed with the U.S. Securities and Exchange Commission on April 27, 1999 (EDGAR Accession No. 0000950116-99-000834).

2.	Not applicable.

3. (a)(1)

Sales Support Agreement between The  Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

(a)(2)

Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(b)

Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC, a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(c)

Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(d)

Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(e)

Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(f)

Schedule A to the Broker-Dealer Selling Agreement, Broker-Dealer Selling Agreement - Form A-2 and Corporate Insurance Agent Selling Agreement - Form A-1 (Edition of May 2012). Incorporated herein by reference to Exhibit 3(f) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

4. (a)

Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)

Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(c)

Endorsement No. 1309-82 to the Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(d)

Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(e)

Endorsement No. 1536-90 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No.  25 to the Registrant’s Registration Statement on Form N-4 (File No.  2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(f)

Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No.  25 to the Registrant’s Registration Statement on Form N-4 (File No.  2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(g)

Endorsement No. 1542-97 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No.  25 to the Registrant’s Registration Statement on Form N-4 (File No.  2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(h)

Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(i)

Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(j)

Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(k)

Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(l)

Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(m)

Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (Accession No. 0000950116-99-001164).

(n)

Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(o)

Endorsement No. 1722-01 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No.  28 to the Registrant’s Registration Statement on Form N-4 (File No.  2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (EDGAR Accession No. 0000950116-01-500028).

5. (a)

Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)

Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (Accession No. 0000950116-99-000851).

6. (a)

Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)

By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

7.	None.

8.

Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

9.

Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (Accession No. 0000950116-01-500028).

10. (a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

(b)	Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

11.	Not applicable.

12.	Not applicable.

13. (a)

Powers of Attorney for Messrs. Santomero and Rock and Ms. Lillie dated February 14, 2012. Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(b)

Power of Attorney of Ms. Pudlin dated April 9, 2013. Incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 19, 2013 (EDGAR Accession No. 0001193125-13-162889).

(c)

Power of Attorney of Ms. Waring dated April 4, 2014. Incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 18, 2014 (EDGAR Accession No. 0001193125-14-149092).

(d)

Power of Attorney of Mr. Hunt dated December 21, 2016. Incorporated herein by reference to Exhibit 13(d) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on December 27, 2016 (EDGAR Accession No. 0001193125-16-803623).

(e)

Powers of Attorney of Messrs. William C. Goings and Gerard P. Cuddy and Ms. Carol J. Johnson dated July 24, 2018, April 4, 2019, and July 11, 2018, respectively. Incorporated herein by reference to Exhibit 13(e) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 15, 2019 (EDGAR Accession No. 0001193125-19-106533).

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account. Unless otherwise noted, the principal business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Horsham, Pennsylvania 19044.

Name and Principal Business Address	Position and Offices with Depositor
Eileen C. McDonnell	Chairman and Chief Executive Officer

David M. O’Malley	President and Chief Operating Officer

Victoria M. Robinson.	Senior Vice President, Chief Ethics and Compliance Officer

David M. Raszeja	Senior Vice President, Chief Financial Officer and Treasurer

Gerard P. Cuddy	Trustee of Penn Mutual

William C. Goings	Trustee of Penn Mutual

James S. Hunt	Trustee of Penn Mutual

Carol J. Johnson	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Helen P. Pudlin	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M Santomero	Trustee of Penn Mutual

Susan D. Waring	Trustee of Penn Mutual

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Penn Mutual Asset Management, LLC	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Mutual Payroll Administration, LLC	Payroll	Pennsylvania

Independence Square Properties, LLC*	Holding Company	Delaware

Hornor, Townsend & Kent, LLC	Registered Broker-Dealer and Investment Adviser	Pennsylvania

Vantis Life Insurance Company	Life Insurance	Connecticut

The Penn Insurance and Annuity Company of New York (a NY Corporation)	Life Insurance	New York

ILS Holdings, LLC	Holding Company	Delaware

*	Independence Square Properties, LLC is 94.48% owned by Penn Mutual and 5.52% owned by The Penn Insurance and Annuity Company.

Vantis Life Insurance Company Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation
The Savings Bank Life Insurance Company Agency, LLC	Life Insurance	Connecticut

Penn Insurance and Annuity Company Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
PIA Reinsurance Company of Delaware I	Reinsurance	Delaware

Dresher Run I, LLC	Holding Company	Delaware

Independence Square Properties, LLC Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation
Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Janney Montgomery Scott LLC Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
JMS Resources, Inc.	Investments	Pennsylvania

Janney Capital Management, LLC	Investments	Delaware

Janney Trust Company, LLC	Investments	New Hampshire

JMS Resources, Inc. Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation
Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, LLC Wholly-Owned Subsidiary

Corporation	Principal Business	State of Incorporation
HTK Insurance Agency, LLC	Insurance Agents or Brokers	Pennsylvania

Item 27.	Number of Contract Owners

As of March 31, 2021, there were:

7,382 - owners of qualified individual variable annuity contracts – Diversifier II; and

2,123 - owners of nonqualified individual variable annuity contracts – Diversifier II.

Item 28.	Indemnification

Section 6.2 of the By-Laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-Laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-177543) and are incorporated in this Post-Effective Amendment by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons. Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements currently entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, LLC (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor, Townsend & Kent, LLC serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, LLC also serves as distributor of variable life policies issued through Penn Mutual Variable Life Account I, a separate account of Penn Mutual.

Hornor, Townsend & Kent, LLC —Managers and Officers*

David M. O’Malley	Chairman of the Board
Thomas H. Harris	Manager, President & Chief Executive Officer
Karthick Dalawai	Manager
Victoria M. Robinson	Manager, Chief Ethics &Compliance Officer
Keith G. Huckerby	Manager
Gregory J. Driscoll	Chief Information Officer
Ann Marie Mason	General Counsel, Asset Management & Broker/Dealer, Secretary
Steven Linville	Vice President, Financial Management
Christopher G. Jahn	Assistant Vice President, Auditor
Tiffany MacLean	Anti-Money Laundering Officer
Jessica F. Swarr	Assistant Vice President, Corporate Tax
Michael W. Williams	Assistant Vice President, Field Operations
Mary Cromleigh	Treasurer

*	The principal business address of the managers and officers is The Penn Mutual Life Insurance Company, Horsham, Pennsylvania 19044.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation

Hornor, Townsend & Kent, LLC	$0	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and that it has duly caused this Post-Effective Amendment No. 52 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 19th day of April, 2021.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By: THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
Chairman and Chief Executive Officer

As required by the 1933 Act, this Post-Effective Amendment No. 52 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 19th day of April, 2021.

Signature	Title

/s/ Eileen C. McDonnell	Chairman and Chief Executive Officer
Eileen C. McDonnell

/s/ David M. O’Malley	President and Chief Operating Officer
David M. O’Malley

*GERARD P. CUDDY	Trustee

*JAMES S. HUNT	Trustee

*WILLIAM C. GOINGS	Trustee

*CAROL J. JOHNSON	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*SUSAN D. WARING	Trustee

*By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

Exhibit Number	Exhibit:

EX-99.10A	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP

EX-99.10B	Consent of Counsel, Morgan, Lewis & Bockius LLP